UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s: PGIM Jennison Focused Growth Fund, PGIM QMA Global Tactical Allocation Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/29/2020

Date of reporting period:	8/31/2019

Item 1 – Reports to Stockholders

PGIM JENNISON FOCUSED GROWTH FUND

SEMIANNUAL REPORT

AUGUST 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Jennison Focused Growth Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Focused Growth Fund informative and useful. The report covers performance for the six-month period ended August 31, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Focused Growth Fund

October 15, 2019

PGIM Jennison Focused Growth Fund	5

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/19 (without sales charges)	Average Annual Total Returns as of 8/31/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	4.69	–3.27	11.76	14.38	—
Class B	4.22	–3.42	12.02	14.16	—
Class C	4.31	0.60	12.20	14.17	—
Class Z	4.91	2.73	13.35	15.35	—
Class R6	4.98	2.80	13.38	N/A	14.36 (5/3/12)
Russell 1000® Growth Index
	9.21	4.27	13.06	15.42	—
S&P 500 Index
	6.15	2.92	10.11	13.44	—
Lipper Large-Cap Growth Funds Average
	7.76	3.92	11.82	14.09	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

6	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The average annual total return for the Russell 1000 Growth Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 14.60%.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 12.94%.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 13.44%.

PGIM Jennison Focused Growth Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings as of 8/31/19

Ten Largest Holdings	Line of Business*	% of Net Assets
Mastercard, Inc. (Class A Stock)	IT Services	7.2%
Microsoft Corp.	Software	6.4%
Amazon.com, Inc.	Internet & Direct Marketing Retail	6.4%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	4.5%
salesforce.com, Inc.	Software	4.4%
NIKE, Inc. (Class B Stock)	Textiles, Apparel & Luxury Goods	3.7%
Shopify, Inc. (Class A Stock) (Canada)	IT Services	3.5%
Edwards Lifesciences Corp.	Health Care Equipment & Supplies	3.5%
Safran SA (France)	Aerospace & Defense	3.4%
Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	3.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments.

*Subject to change.

8	Visit our website at pgiminvestments.com

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Focused Growth Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Focused Growth Fund		Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,046.90	1.10%	$5.66
	Hypothetical	$1,000.00	$1,019.61	1.10%	$5.58
Class B	Actual	$1,000.00	$1,042.20	1.99%	$10.22
	Hypothetical	$1,000.00	$1,015.13	1.99%	$10.08
Class C	Actual	$1,000.00	$1,043.10	1.89%	$9.71
	Hypothetical	$1,000.00	$1,015.63	1.89%	$9.58
Class Z	Actual	$1,000.00	$1,049.10	0.75%	$3.86
	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81
Class R6	Actual	$1,000.00	$1,049.80	0.67%	$3.45
	Hypothetical	$1,000.00	$1,021.77	0.67%	$3.40

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2019, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

10	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of August 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS

Aerospace & Defense 5.8%
Boeing Co. (The)	41,832	$15,230,613
Safran SA (France)	152,362	22,198,393

		37,429,006

Entertainment 6.2%
Netflix, Inc.*	66,923	19,658,631
Walt Disney Co. (The)	149,506	20,521,194

		40,179,825

Health Care Equipment & Supplies 8.6%
DexCom, Inc.*	96,096	16,491,035
Edwards Lifesciences Corp.*	101,650	22,550,036
Intuitive Surgical, Inc.*	33,171	16,961,659

		56,002,730

Interactive Media & Services 12.2%
Alphabet, Inc. (Class A Stock)*	16,012	19,062,766
Alphabet, Inc. (Class C Stock)*	15,903	18,894,354
Facebook, Inc. (Class A Stock)*	155,634	28,896,565
Tencent Holdings Ltd. (China)	298,441	12,301,202

		79,154,887

Internet & Direct Marketing Retail 12.0%
Alibaba Group Holding Ltd. (China), ADR*	118,404	20,724,252
Amazon.com, Inc.*	23,249	41,296,966
MercadoLibre, Inc. (Argentina)*	26,203	15,580,304

		77,601,522

IT Services 19.9%
Adyen NV (Netherlands), 144A*	28,055	20,330,538
Mastercard, Inc. (Class A Stock)	167,379	47,095,429
PayPal Holdings, Inc.*	134,797	14,699,613
Shopify, Inc. (Canada) (Class A Stock)*	58,609	22,587,323
Square, Inc. (Class A Stock)*	155,398	9,609,812
Twilio, Inc. (Class A Stock)*(a)	116,208	15,161,658

		129,484,373

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	11

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Life Sciences Tools & Services 5.1%
Illumina, Inc.*	47,522	$13,369,839
Thermo Fisher Scientific, Inc.	69,643	19,991,720

		33,361,559

Semiconductors & Semiconductor Equipment 1.3%
QUALCOMM, Inc.	110,091	8,561,777

Software 16.2%
Microsoft Corp.	302,958	41,765,790
salesforce.com, Inc.*	184,975	28,869,048
ServiceNow, Inc.*	73,366	19,210,153
Workday, Inc. (Class A Stock)*	86,863	15,399,073

		105,244,064

Textiles, Apparel & Luxury Goods 11.7%
adidas AG (Germany)	44,323	13,147,458
Lululemon Athletica, Inc.*	115,831	21,390,511
LVMH Moet Hennessy Louis Vuitton SE (France)	43,783	17,474,545
NIKE, Inc. (Class B Stock)	286,761	24,231,304

		76,243,818

TOTAL LONG-TERM INVESTMENTS (cost $428,956,303)		643,263,561

SHORT-TERM INVESTMENTS 3.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	4,486,763	4,486,763
PGIM Institutional Money Market Fund (cost $15,576,439; includes $15,547,514 of cash collateral for securities on loan)(b)(w)	15,573,353	15,574,910

TOTAL SHORT-TERM INVESTMENTS (cost $20,063,202)		20,061,673

TOTAL INVESTMENTS 102.1% (cost $449,019,505)		663,325,234
Liabilities in excess of other assets (2.1)%		(13,613,946)

NET ASSETS 100.0%		$649,711,288

See Notes to Financial Statements.

12

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,056,238; cash collateral of $15,547,514 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,230,613	$22,198,393	$—
Entertainment	40,179,825	—	—
Health Care Equipment & Supplies	56,002,730	—	—
Interactive Media & Services	66,853,685	12,301,202	—
Internet & Direct Marketing Retail	77,601,522	—	—
IT Services	109,153,835	20,330,538	—
Life Sciences Tools & Services	33,361,559	—	—
Semiconductors & Semiconductor Equipment	8,561,777	—	—
Software	105,244,064	—	—
Textiles, Apparel & Luxury Goods	45,621,815	30,622,003	—
Affiliated Mutual Funds	20,061,673	—	—

Total	$577,873,098	$85,452,136	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2019 were as follows:

IT Services	19.9%
Software	16.2
Interactive Media & Services	12.2

Internet & Direct Marketing Retail	12.0%
Textiles, Apparel & Luxury Goods	11.7
Health Care Equipment & Supplies	8.6

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Industry Classification (continued):
Entertainment	6.2%
Aerospace & Defense	5.8
Life Sciences Tools & Services	5.1
Affiliated Mutual Funds (2.4% represents investments purchased with collateral from securities on loan)	3.1
Semiconductors & Semiconductor Equipment	1.3

102.1
Liabilities in excess of other assets	(2.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$15,056,238	$(15,056,238)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets & Liabilities (unaudited)

as of August 31, 2019

Assets
Investments at value, including securities on loan of $15,056,238:
Unaffiliated investments (cost $428,956,303)	$643,263,561
Affiliated investments (cost $20,063,202)	20,061,673
Receivable for investments sold	2,332,809
Receivable for Fund shares sold	1,248,023
Dividends and interest receivable	273,360
Tax reclaim receivable	104,126
Prepaid expenses	5,856

Total Assets	667,289,408

Liabilities
Payable to broker for collateral for securities on loan	15,547,514
Payable for Fund shares reacquired	1,417,367
Management fee payable	332,811
Accrued expenses and other liabilities	120,332
Distribution fee payable	96,552
Affiliated transfer agent fee payable	63,544

Total Liabilities	17,578,120

Net Assets	$649,711,288

Net assets were comprised of:
Shares of beneficial interest, at par	$40,807
Paid-in capital in excess of par	419,149,925
Total distributable earnings (loss)	230,520,556

Net assets, August 31, 2019	$649,711,288

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	15

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2019

Class A
Net asset value and redemption price per share, ($277,285,756 ÷ 17,761,158 shares of beneficial interest issued and outstanding)	$15.61
Maximum sales charge (5.50% of offering price)	0.91

Maximum offering price to public	$16.52

Class B
Net asset value, offering price and redemption price per share,
($3,747,663 ÷ 303,602 shares of beneficial interest issued and outstanding)	$12.34

Class C
Net asset value, offering price and redemption price per share,
($41,237,839 ÷ 3,339,238 shares of beneficial interest issued and outstanding)	$12.35

Class Z
Net asset value, offering price and redemption price per share,
($306,739,376 ÷ 18,175,299 shares of beneficial interest issued and outstanding)	$16.88

Class R6
Net asset value, offering price and redemption price per share,
($20,700,654 ÷ 1,227,914 shares of beneficial interest issued and outstanding)	$16.86

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended August 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $78,350 foreign withholding tax)	$1,571,651
Affiliated dividend income	46,547
Income from securities lending, net (including affiliated income of $15,750)	18,538

Total income	1,636,736

Expenses
Management fee	2,185,195
Distribution fee(a)	677,196
Transfer agent’s fees and expenses (including affiliated expense of $193,813)(a)	421,728
Registration fees(a)	54,767
Custodian and accounting fees	54,459
Shareholders’ reports	26,290
Audit fee	12,091
Trustees’ fees	9,875
Legal fees and expenses	9,805
SEC registration fees	957
Miscellaneous	16,651

Total expenses	3,469,014
Less: Fee waiver and/or expense reimbursement(a)	(180,965)
Distribution fee waiver(a)	(68,546)

Net expenses	3,219,503

Net investment income (loss)	(1,582,767)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,765)	14,070,622
Foreign currency transactions	(4,973)

14,065,649

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(10,295))	16,797,878
Foreign currencies	(1,808)

16,796,070

Net gain (loss) on investment and foreign currency transactions	30,861,719

Net Increase (Decrease) In Net Assets Resulting From Operations	$29,278,952

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	411,276	22,461	243,459	—	—
Transfer agent’s fees and expenses	232,506	9,485	44,747	134,788	202
Registration fees	9,244	7,643	7,886	21,799	8,195
Fee waiver and/or expense reimbursement	(54,159)	(10,797)	(9,601)	(94,047)	(12,361)
Distribution fee waiver	(68,546)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,582,767)	$(2,564,850)
Net realized gain (loss) on investment and foreign currency transactions	14,065,649	25,869,688
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	16,796,070	9,716,246

Net increase (decrease) in net assets resulting from operations	29,278,952	33,021,084

Distributions from distributable earnings
Class A	—	(22,614,611)
Class B	—	(812,643)
Class C	—	(7,161,791)
Class Z	—	(18,988,761)
Class R6	—	(947,110)

	—	(50,524,916)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	87,426,972	303,533,995
Net asset value of shares issued in reinvestment of dividends	—	46,671,787
Cost of shares reacquired	(81,953,413)	(175,378,924)

Net increase (decrease) in net assets from Fund share transactions	5,473,559	174,826,858

Total increase (decrease)	34,752,511	157,323,026

Net Assets:
Beginning of period	614,958,777	457,635,751

End of period	$649,711,288	$614,958,777

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six funds: PGIM Global Dynamic Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Jennison Focused Growth Fund (the “Fund”).

The investment objective of the Fund is long-term growth of capital.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Jennison Focused Growth Fund	19

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

20

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the

PGIM Jennison Focused Growth Fund	21

Notes to Financial Statements (unaudited) (continued)

results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will

22

return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

PGIM Jennison Focused Growth Fund	23

Notes to Financial Statements (unaudited) (continued)

statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. The Manager pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.67% of the Fund’s average daily net assets up to and including $1 billion, 0.65% of the next $2 billion, 0.63% of the next $2 billion, 0.62% of the next $5 billion and 0.61% of average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.67% for the reporting period ended August 31, 2019.

The Manager has contractually agreed, through June 30, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.99% of average daily net assets for Class B shares, 0.75% of average daily net assets for Class Z shares, and 0.67% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared

24

operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively. PIMS has contractually agreed through June 30, 2020 to limit such expenses to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended August 31, 2019, PIMS received $207,072 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2019, PIMS received $0, $800 and $6,593 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and

PGIM Jennison Focused Growth Fund	25

Notes to Financial Statements (unaudited) (continued)

Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended August 31, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2019, were $163,338,156 and $153,685,588, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended August 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$3,076,398	$83,138,014	$81,727,649	$—	$—	$4,486,763	4,486,763	$46,547

PGIM Institutional Money Market Fund*
28,178,195	204,166,645	216,762,400	(10,295)	2,765	15,574,910	15,573,353	15,750	**

$31,254,593	$287,304,659	$298,490,049	$(10,295)	$2,765	$20,061,673		$62,297

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

26

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2019 were as follows:

Tax Basis	$450,587,526

Gross Unrealized Appreciation	215,631,660
Gross Unrealized Depreciation	(2,893,952)

Net Unrealized Appreciation	$212,737,708

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

At reporting period end, five shareholders of record, each holding greater than 5% of the Fund, held 39% of the Fund’s outstanding shares.

PGIM Jennison Focused Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2019:
Shares sold	629,248	$9,731,449
Shares reacquired	(1,186,503)	(18,393,098)

Net increase (decrease) in shares outstanding before conversion	(557,255)	(8,661,649)
Shares issued upon conversion from other share class(es)	1,995,409	31,033,842
Shares reacquired upon conversion into other share class(es)	(143,798)	(2,218,110)

Net increase (decrease) in shares outstanding	1,294,356	$20,154,083

Year ended February 28, 2019:
Shares sold	3,158,302	$46,783,188
Shares issued in reinvestment of dividends and distributions	1,533,461	21,847,607
Shares reacquired	(2,499,337)	(36,447,455)

Net increase (decrease) in shares outstanding before conversion	2,192,426	32,183,340
Shares issued upon conversion from other share class(es)	198,701	2,937,239
Shares reacquired upon conversion into other share class(es)	(558,649)	(8,338,722)

Net increase (decrease) in shares outstanding	1,832,478	$26,781,857

Class B
Six months ended August 31, 2019:
Shares sold	13,011	$161,728
Shares reacquired	(49,021)	(594,150)

Net increase (decrease) in shares outstanding before conversion	(36,010)	(432,422)
Shares reacquired upon conversion into other share class(es)	(142,659)	(1,722,622)

Net increase (decrease) in shares outstanding	(178,669)	$(2,155,044)

Year ended February 28, 2019:
Shares sold	70,359	$847,372
Shares issued in reinvestment of dividends and distributions	59,757	686,977
Shares reacquired	(109,891)	(1,307,782)

Net increase (decrease) in shares outstanding before conversion	20,225	226,567
Shares reacquired upon conversion into other share class(es)	(145,311)	(1,759,292)

Net increase (decrease) in shares outstanding	(125,086)	$(1,532,725)

Class C
Six months ended August 31, 2019:
Shares sold	422,694	$5,245,127
Shares reacquired	(351,413)	(4,325,724)

Net increase (decrease) in shares outstanding before conversion	71,281	919,403
Shares reacquired upon conversion into other share class(es)	(2,363,843)	(29,205,147)

Net increase (decrease) in shares outstanding	(2,292,562)	$(28,285,744)

Year ended February 28, 2019:
Shares sold	1,822,419	$21,232,398
Shares issued in reinvestment of dividends and distributions	596,357	6,797,745
Shares reacquired	(1,065,569)	(12,166,601)

Net increase (decrease) in shares outstanding before conversion	1,353,207	15,863,542
Shares reacquired upon conversion into other share class(es)	(190,298)	(2,244,342)

Net increase (decrease) in shares outstanding	1,162,909	$13,619,200

28

Class Z	Shares	Amount
Six months ended August 31, 2019:
Shares sold	3,997,922	$66,898,211
Shares reacquired	(3,271,868)	(54,759,523)

Net increase (decrease) in shares outstanding before conversion	726,054	12,138,688
Shares issued upon conversion from other share class(es)	194,293	3,243,303
Shares reacquired upon conversion into other share class(es)	(72,898)	(1,224,110)

Net increase (decrease) in shares outstanding	847,449	$14,157,881

Year ended February 28, 2019:
Shares sold	13,665,539	$217,637,971
Shares issued in reinvestment of dividends and distributions	1,076,780	16,392,349
Shares reacquired	(7,820,889)	(121,083,223)

Net increase (decrease) in shares outstanding before conversion	6,921,430	112,947,097
Shares issued upon conversion from other share class(es)	638,149	10,229,027
Shares reacquired upon conversion into other share class(es)	(55,800)	(894,064)

Net increase (decrease) in shares outstanding	7,503,779	$122,282,060

Class R6
Six months ended August 31, 2019:
Shares sold	320,777	$5,390,457
Shares reacquired	(232,698)	(3,880,918)

Net increase (decrease) in shares outstanding before conversion	88,079	1,509,539
Shares issued upon conversion from other share class(es)	5,658	92,844

Net increase (decrease) in shares outstanding	93,737	$1,602,383

Year ended February 28, 2019:
Shares sold	1,064,593	$17,033,066
Shares issued in reinvestment of dividends and distributions	63,133	947,109
Shares reacquired	(282,262)	(4,373,863)

Net increase (decrease) in shares outstanding before conversion	845,464	13,606,312
Shares issued upon conversion from other share class(es)	4,393	70,154

Net increase (decrease) in shares outstanding	849,857	$13,676,466

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate of 1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Subsequent to the reporting period end, the SCA has been renewed effective October 3, 2019 and will continue to provide a commitment of $900 million through October 1, 2020. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a

PGIM Jennison Focused Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2019. The average daily balance for the 16 days that the Fund had loans outstanding during the period was approximately $2,020,875, borrowed at a weighted average interest rate of 3.60%. The maximum loan outstanding amount during the period was $8,365,000. At August 31, 2019, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline.

30

Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Jennison Focused Growth Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2019		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.91		$15.46	$12.42	$11.66	$14.16	$14.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.08)	(0.09)	(0.06)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.75		1.01	4.75	2.07	(0.76)	1.09
Total from investment operations	0.70		0.93	4.66	2.01	(0.84)	1.03
Less Dividends and Distributions:
Distributions from net realized gains	-		(1.48)	(1.62)	(1.25)	(1.66)	(0.87)
Net asset value, end of period	$15.61		$14.91	$15.46	$12.42	$11.66	$14.16
Total Return(b):	4.69%		6.66%	40.04%	18.05%	(7.04)%	8.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$277,286		$245,528	$226,316	$176,300	$182,001	$202,211
Average net assets (000)	$272,694		$234,841	$195,791	$184,350	$199,640	$202,329
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.10%	(e)	1.15%	1.24%	1.24%	1.24%	1.24%
Expenses before waivers and/or expense reimbursement	1.19%	(e)	1.27%	1.43%	1.49%	1.46%	1.47%
Net investment income (loss)	(0.59)%	(e)	(0.52)%	(0.62)%	(0.50)%	(0.63)%	(0.45)%
Portfolio turnover rate(f)	24%		52%	87%	58%	45%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended August 31, 2019		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.84		$12.69	$10.51	$10.11	$12.58	$12.64
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.16)	(0.16)	(0.13)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.59		0.79	3.96	1.78	(0.65)	0.95
Total from investment operations	0.50		0.63	3.80	1.65	(0.81)	0.81
Less Dividends and Distributions:
Distributions from net realized gains	-		(1.48)	(1.62)	(1.25)	(1.66)	(0.87)
Net asset value, end of period	$12.34		$11.84	$12.69	$10.51	$10.11	$12.58
Total Return(b):	4.22%		5.69%	39.09%	17.22%	(7.74)%	7.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,748		$5,711	$7,704	$7,114	$9,752	$11,303
Average net assets (000)	$4,468		$6,577	$7,096	$8,740	$10,537	$11,301
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.99%	(e)	1.99%	1.99%	1.99%	1.99%	1.99%
Expenses before waivers and/or expense reimbursement	2.47%	(e)	2.31%	2.32%	2.18%	2.16%	2.17%
Net investment income (loss)	(1.48)%	(e)	(1.34)%	(1.37)%	(1.24)%	(1.38)%	(1.20)%
Portfolio turnover rate(f)	24%		52%	87%	58%	45%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31, 2019		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.84		$12.67	$10.50	$10.11	$12.58	$12.63
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.15)	(0.16)	(0.13)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.60		0.80	3.95	1.77	(0.65)	0.96
Total from investment operations	0.51		0.65	3.79	1.64	(0.81)	0.82
Less Dividends and Distributions:
Distributions from net realized gains	-		(1.48)	(1.62)	(1.25)	(1.66)	(0.87)
Net asset value, end of period	$12.35		$11.84	$12.67	$10.50	$10.11	$12.58
Total Return(b):	4.31%		5.86%	39.02%	17.12%	(7.74)%	7.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$41,238		$66,687	$56,630	$47,095	$51,529	$51,585
Average net assets (000)	$48,427		$60,750	$49,905	$50,235	$51,456	$48,358
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.89%	(e)	1.89%	1.99%	1.99%	1.99%	1.99%
Expenses before waivers and/or expense reimbursement	1.93%	(e)	1.95%	2.14%	2.19%	2.16%	2.17%
Net investment income (loss)	(1.41)%	(e)	(1.26)%	(1.37)%	(1.25)%	(1.37)%	(1.19)%
Portfolio turnover rate(f)	24%		52%	87%	58%	45%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended August 31, 2019		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.09		$16.52	$13.14	$12.24	$14.75	$14.52
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.03)	(0.05)	(0.03)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.81		1.08	5.05	2.18	(0.80)	1.13
Total from investment operations	0.79		1.05	5.00	2.15	(0.85)	1.10
Less Dividends and Distributions:
Distributions from net realized gains	-		(1.48)	(1.62)	(1.25)	(1.66)	(0.87)
Net asset value, end of period	$16.88		$16.09	$16.52	$13.14	$12.24	$14.75
Total Return(b):	4.91%		6.98%	40.46%	18.34%	(6.82)%	8.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$306,739		$278,810	$162,297	$94,374	$105,737	$122,006
Average net assets (000)	$302,932		$227,690	$116,296	$104,147	$102,181	$114,441
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.75%	(e)	0.82%	0.99%	0.99%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	0.81%	(e)	0.90%	1.12%	1.18%	1.16%	1.17%
Net investment income (loss)	(0.25)%	(e)	(0.21)%	(0.37)%	(0.24)%	(0.38)%	(0.19)%
Portfolio turnover rate(f)	24%		52%	87%	58%	45%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund	35

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31, 2019		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.07		$16.49	$13.12	$12.22	$14.73	$14.51
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.02)	(0.06)	(0.04)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.80		1.08	5.05	2.19	(0.80)	1.12
Total from investment operations	0.79		1.06	4.99	2.15	(0.85)	1.09
Less Dividends and Distributions:
Distributions from net realized gains	-		(1.48)	(1.62)	(1.25)	(1.66)	(0.87)
Net asset value, end of period	$16.86		$16.07	$16.49	$13.12	$12.22	$14.73
Total Return(b):	4.98%		7.06%	40.45%	18.38%	(6.83)%	8.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,701		$18,222	$4,688	$594	$220	$263
Average net assets (000)	$20,231		$11,478	$2,037	$424	$252	$286
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.67%	(e)	0.73%	0.99%	0.99%	0.98%	0.99%
Expenses before waivers and/or expense reimbursement	0.79%	(e)	0.86%	1.53%	1.01%	0.98%	0.99%
Net investment income (loss)	(0.17)%	(e)	(0.13)%	(0.37)%	(0.29)%	(0.37)%	(0.20)%
Portfolio turnover rate(f)	24%		52%	87%	58%	45%	40%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Focused Growth Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s sub-management agreement with PGIM, Inc. (“PGIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020 after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the

PGIM Jennison Focused Growth Fund

[1]	PGIM Jennison Focused Growth Fund is a series of Prudential Investment Portfolios 3.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

Approval of Advisory Agreements (continued)

agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PGIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM and Jennison. The Board noted that Jennison and PGIM are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the sub-manager and the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the sub-management services provided by PGIM and the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM and

Visit our website at pgiminvestments.com

Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ PGIM’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the sub-management services provided by PGIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments or PGIM included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments and PGIM), benefits to their reputations as well as other intangible benefits resulting from PGIM Investments’ and PGIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2018.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at pgiminvestments.com

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one- and ten-year periods, though it underperformed over the three- and five-year periods.
•

The Board and PGIM Investments agreed to retain the existing expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.99% for Class B shares, 0.75% for Class Z shares, and 0.67% for Class R6 shares through June 30, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•

The Board noted PGIM Investments’ assertion that because the expense cap was implemented after the end of the Fund’s most recently completed fiscal year, the Fund’s net total expense ranking in its Peer Group did not reflect the expense cap, and that the Fund’s net total expense ratio would have ranked in the first quartile of its Peer Group if the expense cap had been in effect for the fiscal year.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Focused Growth Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Focused Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FOCUSED GROWTH FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	SPFAX	SPFBX	SPFCX	SPFZX	PSGQX
CUSIP	74440K504	74440K603	74440K702	74440K868	7444OK751

MF500E2

PGIM QMA LARGE-CAP VALUE FUND

SEMIANNUAL REPORT

AUGUST 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company and registered investment adviser. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM QMA Large-Cap Value Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Large-Cap Value Fund informative and useful. The report covers performance for the six-month period ended August 31, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Large-Cap Value Fund

October 15, 2019

PGIM QMA Large-Cap Value Fund	5

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/19 (without sales charges)	Average Annual Total Return as of 8/31/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–5.74	–16.91	2.62	8.90	—
Class B	–6.24	–16.94	2.81	8.66	—
Class C	–6.34	–13.74	2.95	8.67	—
Class R	–5.82	–12.18	N/A	N/A	3.79 (6/19/15)
Class Z	–5.59	–11.76	4.10	9.82	—
Class R6	–5.59	–11.77	N/A	N/A	0.53 (4/26/17)
Russell 1000 Value Index
	2.27	0.62	6.59	11.49	—
S&P 500 Index
	6.15	2.92	10.11	13.44	—
Lipper Multi-Cap Value Funds Average**
	–0.30	–4.37	5.09	10.20	—
Lipper Large-Cap Value Funds Average**
	2.03	–0.98	6.11	10.55	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**The Fund is compared to the Lipper Large-Cap Value Funds Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to the class’ inception date.

6	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The average annual total returns for the Russell 1000 Value Index measured from the month-end closest to the inception date of the Fund’s Class R shares are 7.41% and 6.20% for Class R6 shares.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total returns for the S&P 500 Index measured from the month-end closest to the inception date of the Fund’s Class R shares are 11.01% and 11.39% for Class R6 shares.

Lipper Multi-Cap Value Funds Average—The Lipper Multi-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Value Funds universe for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value,

PGIM QMA Large-Cap Value Fund	7

Your Fund’s Performance (continued)

compared to the S&P SuperComposite 1500 Index. The average annual total returns for the Lipper Multi-Cap Value Funds Average measured from the month-end closest to the inception date of the Fund’s Class R shares are 5.70% and 4.26% for Class R6 shares.

Lipper Large-Cap Value Funds Average—The Lipper Large-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Value Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The average annual total returns for the Lipper Large-Cap Value Funds Average measured from the month-end closest to the inception date of the Fund’s Class R shares are 6.86% and 6.32% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings as of 8/31/19

Ten Largest Holdings	Line of Business	% of Net Assets
JPMorgan Chase & Co.	Banks	3.0%
AT&T, Inc.	Diversified Telecommunication Services	2.7%
Bank of America Corp.	Banks	2.6%
Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	2.5%
Wells Fargo & Co.	Banks	2.2%
Intel Corp.	Semiconductors & Semiconductor Equipment	2.2%
Chevron Corp.	Oil, Gas & Consumable Fuels	1.9%
Citigroup, Inc.	Banks	1.9%
Verizon Communications, Inc.	Diversified Telecommunication Services	1.8%
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	1.7%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term Investments. Holdings/Issues/Industries/Sectors are subject to change.

8	Visit our website at pgiminvestments.com

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2019. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Large-Cap Value Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Large-Cap Value Fund		Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$942.60	1.12%	$5.47
	Hypothetical	$1,000.00	$1,019.51	1.12%	$5.69
Class B	Actual	$1,000.00	$937.60	2.07%	$10.08
	Hypothetical	$1,000.00	$1,014.73	2.07%	$10.48
Class C	Actual	$1,000.00	$936.60	2.19%	$10.66
	Hypothetical	$1,000.00	$1,014.13	2.19%	$11.09
Class R	Actual	$1,000.00	$941.80	1.34%	$6.54
	Hypothetical	$1,000.00	$1,018.40	1.34%	$6.80
Class Z	Actual	$1,000.00	$944.10	0.80%	$3.91
	Hypothetical	$1,000.00	$1,021.11	0.80%	$4.06
Class R6	Actual	$1,000.00	$944.10	0.80%	$3.91
	Hypothetical	$1,000.00	$1,021.11	0.80%	$4.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2019, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

10	Visit our website at pgiminvestments.com

Schedule of Investments (unaudited)

as of August 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS 99.3%

Aerospace & Defense 0.1%
United Technologies Corp.	1,101	$143,394

Air Freight & Logistics 0.8%
FedEx Corp.	14,500	2,299,845

Airlines 3.1%
Delta Air Lines, Inc.	41,296	2,389,386
JetBlue Airways Corp.*	119,768	2,074,382
Southwest Airlines Co.	36,983	1,934,951
United Airlines Holdings, Inc.*	26,246	2,212,800

		8,611,519

Auto Components 0.5%
Goodyear Tire & Rubber Co. (The)	131,439	1,507,605

Automobiles 2.2%
Ford Motor Co.	317,510	2,911,567
General Motors Co.	82,796	3,070,903
Thor Industries, Inc.	4,300	197,413

		6,179,883

Banks 15.2%
Bank of America Corp.	262,711	7,227,180
BB&T Corp.	55,268	2,633,520
CIT Group, Inc.	1,400	59,626
Citigroup, Inc.	83,104	5,347,743
Citizens Financial Group, Inc.	60,004	2,024,535
Fifth Third Bancorp	95,854	2,535,338
JPMorgan Chase & Co.	76,564	8,411,321
KeyCorp	123,890	2,056,574
M&T Bank Corp.	4,446	650,050
PacWest Bancorp	2,400	81,792
Pinnacle Financial Partners, Inc.	1,400	73,738
PNC Financial Services Group, Inc. (The)	23,397	3,016,575
Popular, Inc. (Puerto Rico)	2,600	136,682
Regions Financial Corp.	127,011	1,856,901
Sterling Bancorp	1,900	36,233
U.S. Bancorp	1,309	68,971

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	11

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Banks (cont’d.)
Wells Fargo & Co.	133,932	$6,237,213
Zions Bancorp NA	3,100	127,379

		42,581,371

Beverages 0.8%
Molson Coors Brewing Co. (Class B Stock)	44,282	2,274,324

Biotechnology 0.5%
Biogen, Inc.*	5,170	1,136,108
Gilead Sciences, Inc.	5,200	330,408

		1,466,516

Building Products 0.4%
Owens Corning	8,748	501,785
Resideo Technologies, Inc.*	54,400	749,632

		1,251,417

Capital Markets 4.7%
Bank of New York Mellon Corp. (The)	67,710	2,847,883
Goldman Sachs Group, Inc. (The)	17,790	3,627,559
Invesco Ltd.	35,260	553,582
Janus Henderson Group PLC (United Kingdom)	25,300	483,483
Morgan Stanley	78,762	3,267,835
State Street Corp.	48,618	2,494,589

		13,274,931

Chemicals 2.3%
DuPont de Nemours, Inc.	16,636	1,130,083
Linde PLC (United Kingdom)	400	75,564
LyondellBasell Industries NV (Class A Stock)	24,774	1,917,012
Mosaic Co. (The)	96,976	1,783,389
Olin Corp.	86,866	1,474,985
Westlake Chemical Corp.	1,376	80,620

		6,461,653

Commercial Services & Supplies 0.3%
ADT, Inc.(a)	197,969	942,332

Consumer Finance 2.4%
Ally Financial, Inc.	49,234	1,543,486

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Consumer Finance (cont’d.)
Capital One Financial Corp.	35,041	$3,035,251
Discover Financial Services	1,300	103,961
Navient Corp.	40,563	516,773
Santander Consumer USA Holdings, Inc.	9,981	260,604
Synchrony Financial	40,195	1,288,250

		6,748,325

Containers & Packaging 1.1%
International Paper Co.	21,200	828,920
Westrock Co.	67,122	2,294,230

		3,123,150

Diversified Financial Services 2.9%
AXA Equitable Holdings, Inc.	33,380	693,303
Berkshire Hathaway, Inc. (Class B Stock)*	33,898	6,895,192
Voya Financial, Inc.	11,023	543,654

		8,132,149

Diversified Telecommunication Services 5.3%
AT&T, Inc.	216,603	7,637,422
CenturyLink, Inc.	209,841	2,387,991
Verizon Communications, Inc.	84,916	4,938,714

		14,964,127

Electric Utilities 1.4%
Duke Energy Corp.	5,369	497,921
Exelon Corp.	34,641	1,637,134
NextEra Energy, Inc.	300	65,724
PPL Corp.	54,478	1,609,825

		3,810,604

Electronic Equipment, Instruments & Components 0.6%
Arrow Electronics, Inc.*	9,200	636,640
Avnet, Inc.	23,069	966,360

		1,603,000

Entertainment 1.1%
Walt Disney Co. (The)	21,600	2,964,816

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) 1.1%
Apple Hospitality REIT, Inc.	60,250	$959,782
Colony Capital, Inc.	161,607	727,232
Park Hotels & Resorts, Inc.	60,600	1,427,130

		3,114,144

Food & Staples Retailing 1.8%
Kroger Co. (The)	49,464	1,171,308
Walgreens Boots Alliance, Inc.	50,565	2,588,422
Walmart, Inc.	10,452	1,194,245

		4,953,975

Food Products 0.8%
Archer-Daniels-Midland Co.	15,930	606,136
Kraft Heinz Co. (The)	56,622	1,444,993
Tyson Foods, Inc. (Class A Stock)	3,264	303,683

		2,354,812

Health Care Equipment & Supplies 0.3%
Medtronic PLC	8,306	896,134

Health Care Providers & Services 4.5%
Acadia Healthcare Co., Inc.*(a)	46,895	1,240,842
Centene Corp.*	30,500	1,421,910
Cigna Corp.	12,549	1,932,169
CVS Health Corp.	62,787	3,824,984
McKesson Corp.	17,254	2,385,710
MEDNAX, Inc.*	82,470	1,738,468

		12,544,083

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	56,602	2,495,016
McDonald’s Corp.	3,727	812,374
Royal Caribbean Cruises Ltd.	18,090	1,886,426

		5,193,816

Household Durables 2.8%
Lennar Corp. (Class A Stock)	45,681	2,329,731
Mohawk Industries, Inc.*	15,300	1,819,017

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Household Durables (cont’d.)
Newell Brands, Inc.	80,080	$1,329,328
Toll Brothers, Inc.	63,941	2,314,025

		7,792,101

Household Products 1.3%
Procter & Gamble Co. (The)	31,372	3,771,856

Insurance 5.7%
Aflac, Inc.	21,933	1,100,598
Allstate Corp. (The)	21,097	2,160,122
American International Group, Inc.	24,285	1,263,791
American National Insurance Co.	1,400	159,698
Chubb Ltd.	10,808	1,689,074
Hartford Financial Services Group, Inc. (The)	27,449	1,599,728
Loews Corp.	4,200	201,894
MetLife, Inc.	64,219	2,844,902
Principal Financial Group, Inc.	39,889	2,122,893
Reinsurance Group of America, Inc.	3,300	508,101
Travelers Cos., Inc. (The)	13,814	2,030,105
Unum Group	12,300	312,543

		15,993,449

Internet & Direct Marketing Retail 0.6%
Qurate Retail, Inc.*	149,043	1,596,251

IT Services 0.6%
DXC Technology Co.	50,895	1,690,732

Machinery 1.7%
Cummins, Inc.	12,464	1,860,501
Gates Industrial Corp. PLC*	76,400	664,680
PACCAR, Inc.	33,130	2,172,003

		4,697,184

Media 2.0%
Comcast Corp. (Class A Stock)	73,882	3,270,017
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	28,685	1,161,456
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	29,820	1,216,954

		5,648,427

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Metals & Mining 2.0%
Alcoa Corp.*	77,031	$1,381,166
Nucor Corp.	22,937	1,123,454
Reliance Steel & Aluminum Co.	18,259	1,775,322
United States Steel Corp.(a)	130,696	1,446,805

		5,726,747

Mortgage Real Estate Investment Trusts (REITs) 1.8%
AGNC Investment Corp.	54,420	809,225
Annaly Capital Management, Inc.	147,200	1,221,760
Chimera Investment Corp.	42,490	810,284
MFA Financial, Inc.	95,166	682,340
New Residential Investment Corp.	44,050	619,784
Two Harbors Investment Corp.	76,536	966,650

		5,110,043

Multiline Retail 0.7%
Kohl’s Corp.	11,900	562,394
Macy’s, Inc.	103,693	1,530,509

		2,092,903

Oil, Gas & Consumable Fuels 10.3%
Antero Resources Corp.*	93,422	296,148
Centennial Resource Development, Inc. (Class A Stock)*	107,359	517,470
Chevron Corp.	46,338	5,454,909
Concho Resources, Inc.	11,060	809,039
ConocoPhillips	36,315	1,894,917
Diamondback Energy, Inc.	4,600	451,168
EOG Resources, Inc.	5,900	437,721
EQT Corp.	90,330	918,656
Exxon Mobil Corp.	69,171	4,736,830
Kinder Morgan, Inc.	13,647	276,625
Marathon Oil Corp.	106,396	1,259,729
Marathon Petroleum Corp.	58,340	2,870,911
Murphy Oil Corp.	22,900	417,467
Occidental Petroleum Corp.	27,605	1,200,265
Parsley Energy, Inc. (Class A Stock)*	78,534	1,406,544
PBF Energy, Inc. (Class A Stock)	40,921	969,828
Phillips 66	22,755	2,244,326
Range Resources Corp.(a)	113,292	403,319
Valero Energy Corp.	28,710	2,161,289

		28,727,161

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Paper & Forest Products 0.6%
Domtar Corp.	50,921	$1,677,847

Pharmaceuticals 4.0%
Allergan PLC	13,682	2,185,289
Johnson & Johnson	31,920	4,097,251
Mylan NV*	123,216	2,399,016
Pfizer, Inc.	69,686	2,477,337

		11,158,893

Road & Rail 1.4%
Knight-Swift Transportation Holdings, Inc.	64,218	2,192,402
Ryder System, Inc.	35,974	1,732,868

		3,925,270

Semiconductors & Semiconductor Equipment 3.4%
Intel Corp.	130,864	6,204,262
Micron Technology, Inc.*	72,103	3,264,103

		9,468,365

Specialty Retail 0.4%
AutoNation, Inc.*	10,834	514,182
Home Depot, Inc. (The)	300	68,373
Penske Automotive Group, Inc.	15,600	667,368

		1,249,923

Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.	188,263	2,601,795
Xerox Holdings Corp.	3,304	95,783

		2,697,578

Textiles, Apparel & Luxury Goods 0.7%
PVH Corp.	26,400	2,001,120

Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp.	13,400	169,510

Tobacco 0.2%
Philip Morris International, Inc.	6,943	500,521

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Trading Companies & Distributors 1.6%
Air Lease Corp.	57,226	$2,377,168
WESCO International, Inc.*	44,413	2,002,138

		4,379,306

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	35,119	884,999

TOTAL COMMON STOCKS (cost $276,544,413)		278,358,111

EXCHANGE-TRADED FUND 0.4%
iShares Russell 1000 Value ETF (cost $1,143,440)	9,248	1,152,116

TOTAL LONG-TERM INVESTMENTS (cost $277,687,853)		279,510,227

SHORT-TERM INVESTMENTS 1.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	346,365	346,365
PGIM Institutional Money Market Fund (cost $3,831,288; includes $3,824,768 of cash collateral for securities on loan)(b)(w)	3,830,746	3,831,128

TOTAL SHORT-TERM INVESTMENTS (cost $4,177,653)		4,177,493

TOTAL INVESTMENTS 101.2% (cost $281,865,506)		283,687,720
Liabilities in excess of other assets (1.2)%		(3,423,776)

NET ASSETS 100.0%		$280,263,944

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,740,706; cash collateral of $3,824,768 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

See Notes to Financial Statements.

18

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$143,394	$—	$—
Air Freight & Logistics	2,299,845	—	—
Airlines	8,611,519	—	—
Auto Components	1,507,605	—	—
Automobiles	6,179,883	—	—
Banks	42,581,371	—	—
Beverages	2,274,324	—	—
Biotechnology	1,466,516	—	—
Building Products	1,251,417	—	—
Capital Markets	13,274,931	—	—
Chemicals	6,461,653	—	—
Commercial Services & Supplies	942,332	—	—
Consumer Finance	6,748,325	—	—
Containers & Packaging	3,123,150	—	—
Diversified Financial Services	8,132,149	—	—
Diversified Telecommunication Services	14,964,127	—	—
Electric Utilities	3,810,604	—	—
Electronic Equipment, Instruments & Components	1,603,000	—	—
Entertainment	2,964,816	—	—
Equity Real Estate Investment Trusts (REITs)	3,114,144	—	—
Food & Staples Retailing	4,953,975	—	—
Food Products	2,354,812	—	—
Health Care Equipment & Supplies	896,134	—	—
Health Care Providers & Services	12,544,083	—	—
Hotels, Restaurants & Leisure	5,193,816	—	—
Household Durables	7,792,101	—	—
Household Products	3,771,856	—	—
Insurance	15,993,449	—	—
Internet & Direct Marketing Retail	1,596,251	—	—
IT Services	1,690,732	—	—
Machinery	4,697,184	—	—

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Media	$5,648,427	$—	$—
Metals & Mining	5,726,747	—	—
Mortgage Real Estate Investment Trusts (REITs)	5,110,043	—	—
Multiline Retail	2,092,903	—	—
Oil, Gas & Consumable Fuels	28,727,161	—	—
Paper & Forest Products	1,677,847	—	—
Pharmaceuticals	11,158,893	—	—
Road & Rail	3,925,270	—	—
Semiconductors & Semiconductor Equipment	9,468,365	—	—
Specialty Retail	1,249,923	—	—
Technology Hardware, Storage & Peripherals	2,697,578	—	—
Textiles, Apparel & Luxury Goods	2,001,120	—	—
Thrifts & Mortgage Finance	169,510	—	—
Tobacco	500,521	—	—
Trading Companies & Distributors	4,379,306	—	—
Wireless Telecommunication Services	884,999	—	—
Exchange-Traded Fund	1,152,116	—	—
Affiliated Mutual Funds	4,177,493	—	—

Total	$283,687,720	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2019 were as follows:

Banks	15.2%
Oil, Gas & Consumable Fuels	10.3
Insurance	5.7
Diversified Telecommunication Services	5.3
Capital Markets	4.7
Health Care Providers & Services	4.5
Pharmaceuticals	4.0
Semiconductors & Semiconductor Equipment	3.4
Airlines	3.1
Diversified Financial Services	2.9
Household Durables	2.8
Consumer Finance	2.4
Chemicals	2.3
Automobiles	2.2
Metals & Mining	2.0
Media	2.0
Hotels, Restaurants & Leisure	1.9
Mortgage Real Estate Investment Trusts (REITs)	1.8
Food & Staples Retailing	1.8
Machinery	1.7
Trading Companies & Distributors	1.6
Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	1.5%
Road & Rail	1.4
Electric Utilities	1.4
Household Products	1.3
Containers & Packaging	1.1
Equity Real Estate Investment Trusts (REITs)	1.1
Entertainment	1.1
Technology Hardware, Storage & Peripherals	1.0
Food Products	0.8
Air Freight & Logistics	0.8
Beverages	0.8
Multiline Retail	0.7
Textiles, Apparel & Luxury Goods	0.7
IT Services	0.6
Paper & Forest Products	0.6
Electronic Equipment, Instruments & Components	0.6
Internet & Direct Marketing Retail	0.6
Auto Components	0.5
Biotechnology	0.5

See Notes to Financial Statements.

20

Industry Classification (continued):

Building Products	0.4%
Specialty Retail	0.4
Exchange-Traded Fund	0.4
Commercial Services & Supplies	0.3
Health Care Equipment & Supplies	0.3
Wireless Telecommunication Services	0.3
Tobacco	0.2
Thrifts & Mortgage Finance	0.1%
Aerospace & Defense	0.1

101.2
Liabilities in excess of other assets	(1.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$3,740,706	$(3,740,706)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	21

Statement of Assets & Liabilities (unaudited)

as of August 31, 2019

Assets
Investments at value, including securities on loan of $3,740,706:
Unaffiliated investments (cost $277,687,853)	$279,510,227
Affiliated investments (cost $4,177,653)	4,177,493
Dividends and interest receivable	953,109
Receivable for Fund shares sold	119,394
Prepaid expenses	2,693

Total Assets	284,762,916

Liabilities
Payable to broker for collateral for securities on loan	3,824,768
Payable for Fund shares reacquired	270,753
Management fee payable	149,943
Accrued expenses and other liabilities	111,214
Distribution fee payable	92,667
Affiliated transfer agent fee payable	49,627

Total Liabilities	4,498,972

Net Assets	$280,263,944

Net assets were comprised of:
Shares of beneficial interest, at par	$23,841
Paid-in capital in excess of par	267,733,719
Total distributable earnings (loss)	12,506,384

Net assets, August 31, 2019	$280,263,944

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share, ($31,112,544 ÷ 2,706,694 shares of beneficial interest issued and outstanding)	$11.49
Maximum sales charge (5.50% of offering price)	0.67

Maximum offering price to public	$12.16

Class B
Net asset value, offering price and redemption price per share,
($382,528 ÷ 36,376 shares of beneficial interest issued and outstanding)	$10.52

Class C
Net asset value, offering price and redemption price per share,
($3,668,143 ÷ 349,530 shares of beneficial interest issued and outstanding)	$10.49

Class R
Net asset value, offering price and redemption price per share,
($193,753,614 ÷ 16,407,913 shares of beneficial interest issued and outstanding)	$11.81

Class Z
Net asset value, offering price and redemption price per share,
($51,025,047 ÷ 4,313,255 shares of beneficial interest issued and outstanding)	$11.83

Class R6
Net asset value, offering price and redemption price per share,
($322,068 ÷ 27,217 shares of beneficial interest issued and outstanding)	$11.83

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	23

Statement of Operations (unaudited)

Six Months Ended August 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$4,545,228
Income from securities lending, net (including affiliated income of $6,259)	9,933
Affiliated dividend income	5,509

Total income	4,560,670

Expenses
Management fee	1,259,976
Distribution fee(a)	854,629
Transfer agent’s fees and expenses (including affiliated expense of $147,932)(a)	179,940
Registration fees(a)	41,532
Custodian and accounting fees	41,107
Shareholders’ reports	23,649
Audit fee	12,883
Legal fees and expenses	9,133
Trustees’ fees	8,665
Miscellaneous	11,461

Total expenses	2,442,975
Less: Fee waiver and/or expense reimbursement(a)	(268,776)
Distribution fee waiver(a)	(266,819)

Net expenses	1,907,380

Net investment income (loss)	2,653,290

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $680)	6,644,153
In Kind Redemption	6,144,572

12,788,725

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(2,311))	(33,493,244)

Net gain (loss) on investment transactions	(20,704,519)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(18,051,229)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	48,693	2,400	27,427	776,109	—	—
Transfer agent’s fees and expenses	20,582	1,233	6,443	134,798	16,786	98
Registration fees	7,278	7,132	7,127	6,888	7,127	5,980
Fee waiver and/or expense reimbursement	(27,402)	(7,871)	(4,582)	(175,512)	(42,452)	(10,957)
Distribution fee waiver	(8,116)	—	—	(258,703)	—	—

See Notes to Financial Statements.

24

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,653,290	$5,840,455
Net realized gain (loss) on investment transactions	12,788,725	18,943,486
Net change in unrealized appreciation (depreciation) on investments	(33,493,244)	(39,368,037)

Net increase (decrease) in net assets resulting from operations	(18,051,229)	(14,584,096)

Distributions from distributable earnings
Class A	—	(3,384,130)
Class B	—	(94,348)
Class C	—	(1,494,084)
Class R	—	(24,117,703)
Class Z	—	(7,296,338)
Class R6	—	(3,504,322)

	—	(39,890,925)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	14,214,194	34,985,864
Net asset value of shares issued in reinvestment of dividends	—	39,680,752
Cost of shares reacquired	(52,048,576)	(72,523,880)

Net increase (decrease) in net assets from Fund share transactions	(37,834,382)	2,142,736

Total increase (decrease)	(55,885,611)	(52,332,285)

Net Assets:
Beginning of period	336,149,555	388,481,840

End of period	$280,263,944	$336,149,555

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	25

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six funds: PGIM Global Dynamic Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Large-Cap Value Fund (the “Fund”).

The investment objective of the Fund is long-term growth of capital.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

26

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be

PGIM QMA Large-Cap Value Fund	27

Notes to Financial Statements (unaudited) (continued)

sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination

28

at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and

PGIM QMA Large-Cap Value Fund	29

Notes to Financial Statements (unaudited) (continued)

distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”)(formerly known as Quantitative Management Associates, LLC). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.80% of the Fund’s average daily net assets up to and including $1 billion and 0.75% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.80% for the reporting period ended August 31, 2019.

30

The Manager has contractually agreed to waive and/or reimburse up to 0.17% of its management fees from the Fund through June 30, 2020 to the extent that the Fund’s net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) exceed 0.80% of the Fund’s average daily assets on an annualized basis. Separately, the Manager has contractually agreed, through June 30, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 2.07% of average daily net assets for Class B shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed through June 30, 2020 to limit such expenses to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

For the reporting period ended August 31, 2019, PIMS received $16,700 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2019, PIMS received $769 and $47 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM QMA Large-Cap Value Fund	31

Notes to Financial Statements (unaudited) (continued)

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended August 31, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended August 31, 2019, were $104,644,224 and $113,156,739, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended August 31, 2019, is presented as follows:

32

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$778,929	$20,818,117	$21,250,681	$—	$—	$346,365	346,365	$5,509
PGIM Institutional Money Market Fund*
11,075,666	54,950,485	62,193,392	(2,311)	680	3,831,128	3,830,746	6,259	**

$11,854,595	$75,768,602	$83,444,073	$(2,311)	$680	$4,177,493		$11,768

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2019 were as follows:

Tax Basis	$286,135,199

Gross Unrealized Appreciation	34,605,239
Gross Unrealized Depreciation	(37,052,718)

Net Unrealized Depreciation	$(2,447,479)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $817,000 as having been incurred in the following fiscal year (February 29, 2020).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B

PGIM QMA Large-Cap Value Fund	33

Notes to Financial Statements (unaudited) (continued)

shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

At reporting period end, three shareholders of record, each holding greater than 5% of the Fund, held 87% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2019:
Shares sold	65,808	$792,002
Shares reacquired	(234,321)	(2,817,386)

Net increase (decrease) in shares outstanding before conversion	(168,513)	(2,025,384)
Shares issued upon conversion from other share class(es)	596,291	7,378,488
Shares reacquired upon conversion into other share class(es)	(56,655)	(691,796)

Net increase (decrease) in shares outstanding	371,123	$4,661,308

Year ended February 28, 2019:
Shares sold	331,579	$4,468,150
Shares issued in reinvestment of dividends and distributions	270,046	3,293,193
Shares reacquired	(449,038)	(5,658,232)

Net increase (decrease) in shares outstanding before conversion	152,587	2,103,111
Shares issued upon conversion from other share class(es)	179,210	2,360,447
Shares reacquired upon conversion into other share class(es)	(15,112)	(202,263)

Net increase (decrease) in shares outstanding	316,685	$4,261,295

34

Class B	Shares	Amount
Six months ended August 31, 2019:
Shares sold	1,163	$12,738
Shares reacquired	(15,688)	(173,092)

Net increase (decrease) in shares outstanding before conversion	(14,525)	(160,354)
Shares reacquired upon conversion into other share class(es)	(13,890)	(151,840)

Net increase (decrease) in shares outstanding	(28,415)	$(312,194)

Year ended February 28, 2019:
Shares sold	8,648	$107,589
Shares issued in reinvestment of dividends and distributions	8,076	91,876
Shares reacquired	(19,204)	(245,890)

Net increase (decrease) in shares outstanding before conversion	(2,480)	(46,425)
Shares reacquired upon conversion into other share class(es)	(14,693)	(185,849)

Net increase (decrease) in shares outstanding	(17,173)	$(232,274)

Class C
Six months ended August 31, 2019:
Shares sold	80,797	$885,836
Shares reacquired	(80,076)	(893,860)

Net increase (decrease) in shares outstanding before conversion	721	(8,024)
Shares reacquired upon conversion into other share class(es)	(636,327)	(7,232,751)

Net increase (decrease) in shares outstanding	(635,606)	$(7,240,775)

Year ended February 28, 2019:
Shares sold	91,964	$1,160,722
Shares issued in reinvestment of dividends and distributions	129,746	1,470,293
Shares reacquired	(219,488)	(2,544,456)

Net increase (decrease) in shares outstanding before conversion	2,222	86,559
Shares reacquired upon conversion into other share class(es)	(70,456)	(854,201)

Net increase (decrease) in shares outstanding	(68,234)	$(767,642)

Class R
Six months ended August 31, 2019:
Shares sold	764,243	$9,367,364
Shares reacquired	(1,317,570)	(16,252,848)

Net increase (decrease) in shares outstanding	(553,327)	$(6,885,484)

Year ended February 28, 2019:
Shares sold	1,758,193	$22,577,040
Shares issued in reinvestment of dividends and distributions	1,911,351	24,117,704
Shares reacquired	(2,803,422)	(38,362,428)

Net increase (decrease) in shares outstanding	866,122	$8,332,316

PGIM QMA Large-Cap Value Fund	35

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended August 31, 2019:
Shares sold	121,642	$1,493,021
Shares reacquired	(407,241)	(5,008,427)

Net increase (decrease) in shares outstanding before conversion	(285,599)	(3,515,406)
Shares issued upon conversion from other share class(es)	56,688	711,834
Shares reacquired upon conversion into other share class(es)	(4,656)	(57,013)

Net increase (decrease) in shares outstanding	(233,567)	$(2,860,585)

Year ended February 28, 2019:
Shares sold	195,238	$2,605,798
Shares issued in reinvestment of dividends and distributions	573,247	7,203,364
Shares reacquired	(927,494)	(12,161,663)

Net increase (decrease) in shares outstanding before conversion	(159,009)	(2,352,501)
Shares issued upon conversion from other share class(es)	75,253	1,017,305
Shares reacquired upon conversion into other share class(es)	(158,697)	(2,137,617)

Net increase (decrease) in shares outstanding	(242,453)	$(3,472,813)

Class R6
Six months ended August 31, 2019:
Shares sold	139,447	$1,663,233
Shares reacquired	(2,208,005)	(26,902,963)

Net increase (decrease) in shares outstanding before conversion	(2,068,558)	(25,239,730)
Shares issued upon conversion from other share class(es)	3,569	43,078

Net increase (decrease) in shares outstanding	(2,064,989)	$(25,196,652)

Year ended February 28, 2019:
Shares sold	303,644	$4,066,565
Shares issued in reinvestment of dividends and distributions	275,904	3,504,322
Shares reacquired	(966,033)	(13,551,211)

Net increase (decrease) in shares outstanding before conversion	(386,485)	(5,980,324)
Shares issued upon conversion from other share class(es)	153	2,178

Net increase (decrease) in shares outstanding	(386,332)	$(5,978,146)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate of 1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

36

Subsequent to the reporting period end, the SCA has been renewed effective October 3, 2019 and will continue to provide a commitment of $900 million through October 1, 2020. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2019. The average daily balance for the 16 days that the Fund had loans outstanding during the period was approximately $209,750, borrowed at a weighted average interest rate of 3.61%. The maximum loan outstanding amount during the period was $345,000. At August 31, 2019, the Fund did not have an outstanding loan amount.

8. Redemption In-Kind

On June 11, 2019, the Fund settled the redemption of certain fund shares by delivering to an affiliate certain portfolio securities in lieu of cash. The value of such securities was $26,097,827. In-kind redemption gains and losses are excluded from the calculation of the Fund’s taxable gain (loss) for federal income tax purposes.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline.

PGIM QMA Large-Cap Value Fund	37

Notes to Financial Statements (unaudited) (continued)

Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

38

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2019		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.19		$14.38	$14.47	$11.17	$14.83	$14.51
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.22	0.17	0.20	0.18	0.15
Net realized and unrealized gain (loss) on investment transactions	(0.81)		(0.85)	1.12	3.69	(1.68)	1.59
Total from investment operations	(0.70)		(0.63)	1.29	3.89	(1.50)	1.74
Less Dividends and Distributions:
Dividends from net investment income	-		(0.25)	(0.19)	(0.22)	(0.18)	(0.11)
Distributions from net realized gains	-		(1.31)	(1.19)	(0.37)	(1.98)	(1.31)
Total dividends and distributions	-		(1.56)	(1.38)	(0.59)	(2.16)	(1.42)
Net asset value, end of period	$11.49		$12.19	$14.38	$14.47	$11.17	$14.83
Total Return(b):	(5.74)%		(4.14)%	9.57%	35.04%	(11.15)%	12.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,113		$28,482	$29,039	$26,109	$18,484	$24,001
Average net assets (000)	$32,286		$29,461	$27,204	$21,438	$21,782	$23,710
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.12%	(e)	1.13%	1.10%	1.07%	1.18%	1.40%
Expenses before waivers and/or expense reimbursement	1.34%	(e)	1.35%	1.32%	1.29%	1.35%	1.47%
Net investment income (loss)	1.78%	(e)	1.66%	1.23%	1.53%	1.32%	1.01%
Portfolio turnover rate(f)(g)	34%		76%	72%	126%	153%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	39

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended August 31, 2019		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.21		$13.35	$13.54	$10.49	$14.06	$13.83
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.09	0.05	0.09	0.07	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.73)		(0.79)	1.04	3.46	(1.58)	1.51
Total from investment operations	(0.69)		(0.70)	1.09	3.55	(1.51)	1.55
Less Dividends and Distributions:
Dividends from net investment income	-		(0.13)	(0.09)	(0.13)	(0.08)	(0.01)
Distributions from net realized gains	-		(1.31)	(1.19)	(0.37)	(1.98)	(1.31)
Total dividends and distributions	-		(1.44)	(1.28)	(0.50)	(2.06)	(1.32)
Net asset value, end of period	$10.52		$11.21	$13.35	$13.54	$10.49	$14.06
Total Return(b):	(6.24)%		(5.02)%	8.66%	34.04%	(11.80)%	11.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$383		$726	$1,094	$1,240	$861	$1,287
Average net assets (000)	$477		$841	$1,232	$976	$1,058	$1,368
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.07%	(e)	2.07%	1.96%	1.82%	1.93%	2.15%
Expenses before waivers and/or expense reimbursement	5.35%	(e)	3.82%	2.94%	1.99%	2.05%	2.17%
Net investment income (loss)	0.79%	(e)	0.72%	0.38%	0.78%	0.56%	0.25%
Portfolio turnover rate(f)(g)	34%		76%	72%	126%	153%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

40

Class C Shares
	Six Months Ended August 31, 2019		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.20		$13.34	$13.53	$10.48	$14.05	$13.82
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.11	0.06	0.09	0.07	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.74)		(0.79)	1.04	3.46	(1.58)	1.51
Total from investment operations	(0.71)		(0.68)	1.10	3.55	(1.51)	1.55
Less Dividends and Distributions:
Dividends from net investment income	-		(0.15)	(0.10)	(0.13)	(0.08)	(0.01)
Distributions from net realized gains	-		(1.31)	(1.19)	(0.37)	(1.98)	(1.31)
Total dividends and distributions	-		(1.46)	(1.29)	(0.50)	(2.06)	(1.32)
Net asset value, end of period	$10.49		$11.20	$13.34	$13.53	$10.48	$14.05
Total Return(b):	(6.34)%		(4.88)%	8.72%	34.08%	(11.82)%	11.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,668		$11,036	$14,054	$14,187	$10,383	$14,289
Average net assets (000)	$5,456		$12,883	$13,571	$11,548	$12,575	$14,061
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.19%	(e)	1.91%	1.88%	1.82%	1.93%	2.15%
Expenses before waivers and/or expense reimbursement	2.36%	(e)	2.08%	2.05%	1.99%	2.05%	2.17%
Net investment income (loss)	0.62%	(e)	0.88%	0.46%	0.78%	0.57%	0.26%
Portfolio turnover rate(f)(g)	34%		76%	72%	126%	153%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	41

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended August 31, 2019		Year Ended February 28,			June 19, 2015(a) through February 29, 2016
			2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.54		$14.74	$14.79	$11.41	$14.71
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.20	0.15	0.17	0.12
Net realized and unrealized gain (loss) on investment transactions	(0.83)		(0.87)	1.15	3.76	(1.78)
Total from investment operations	(0.73)		(0.67)	1.30	3.93	(1.66)
Less Dividends and Distributions:
Dividends from net investment income	-		(0.22)	(0.16)	(0.18)	(0.09)
Distributions from net realized gains	-		(1.31)	(1.19)	(0.37)	(1.55)
Total dividends and distributions	-		(1.53)	(1.35)	(0.55)	(1.64)
Net asset value, end of period	$11.81		$12.54	$14.74	$14.79	$11.41
Total Return(c):	(5.82)%		(4.34)%	9.41%	34.69%	(11.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$193,754		$212,712	$237,199	$244,779	$205,745
Average net assets (000)	$205,839		$226,245	$242,784	$231,775	$214,628
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.34%	(f)	1.33%	1.32%	1.32%	1.32% (f)
Expenses before waivers and/or expense reimbursement	1.76%	(f)	1.75%	1.74%	1.74%	1.74% (f)
Net investment income (loss)	1.56%	(f)	1.47%	1.02%	1.29%	1.31% (f)
Portfolio turnover rate(g)(h)	34%		76%	72%	126%	153%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

42

Class Z Shares
	Six Months Ended August 31, 2019		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.53		$14.73	$14.78	$11.40	$15.09	$14.74
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.27	0.22	0.24	0.23	0.20
Net realized and unrealized gain (loss) on investment transactions	(0.83)		(0.87)	1.16	3.76	(1.72)	1.61
Total from investment operations	(0.70)		(0.60)	1.38	4.00	(1.49)	1.81
Less Dividends and Distributions:
Dividends from net investment income	-		(0.29)	(0.24)	(0.25)	(0.22)	(0.15)
Distributions from net realized gains	-		(1.31)	(1.19)	(0.37)	(1.98)	(1.31)
Total dividends and distributions	-		(1.60)	(1.43)	(0.62)	(2.20)	(1.46)
Net asset value, end of period	$11.83		$12.53	$14.73	$14.78	$11.40	$15.09
Total Return(b):	(5.59)%		(3.77)%	9.94%	35.32%	(10.93)%	12.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,025		$56,971	$70,569	$102,843	$86,103	$36,026
Average net assets (000)	$54,436		$64,057	$75,603	$97,738	$81,282	$34,823
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.80%	(e)	0.80%	0.80%	0.82%	0.86%	1.15%
Expenses before waivers and/or expense reimbursement	0.96%	(e)	0.95%	0.96%	0.99%	1.01%	1.17%
Net investment income (loss)	2.09%	(e)	2.00%	1.53%	1.79%	1.71%	1.27%
Portfolio turnover rate(f)(g)	34%		76%	72%	126%	153%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund	43

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31, 2019		Year Ended February 28, 2019	April 26, 2017(a) through February 28, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.53		$14.74	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.28	0.19
Net realized and unrealized gain (loss) on investment transactions	(0.83)		(0.89)	1.40
Total from investment operations	(0.70)		(0.61)	1.59
Less Dividends and Distributions:
Dividends from net investment income	-		(0.29)	(0.24)
Distributions from net realized gains	-		(1.31)	(1.19)
Total dividends and distributions	-		(1.60)	(1.43)
Net asset value, end of period	$11.83		$12.53	$14.74
Total Return(c):	(5.59)%		(3.85)%	11.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$322		$26,223	$36,526
Average net assets (000)	$14,789		$31,006	$33,613
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.80%	(f)	0.80%	0.80%	(f)
Expenses before waivers and/or expense reimbursement	0.95%	(f)	0.89%	0.90%	(f)
Net investment income (loss)	2.12%	(f)	2.01%	1.54%	(f)
Portfolio turnover rate(g)(h)	34%		76%	72%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

44

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM QMA Large-Cap Value Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information

[1]	PGIM QMA Large-Cap Value Fund is a series of Prudential Investment Portfolios 3.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM QMA Large-Cap Value Fund

Approval of Advisory Agreements (continued)

provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security slection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant

Visit our website at pgiminvestments.com

information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and QMA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM QMA Large-Cap Value Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2018.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to evaluate performance, and the Peer Group, which was used to evaluate fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer

Visit our website at pgiminvestments.com

Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 2[n]d Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•

The Board considered PGIM Investments’ assertion that the Fund’s underperformance was attributable to its deep value investment style and its overweight to deep value stocks relative to the benchmark index and Peer Universe, at a time when the market environment heavily favored growth stocks.

•

The Board also considered that, when it evaluated performance in the prior year, as of December 31, 2017, the Fund ranked in the first quartile of its Peer Universe over the three- and five-year periods and ranked in the second quartile over the ten-year period, and outperformed its benchmark index over all periods.

•

The Board and PGIM Investments agreed to retain the existing contractual expense waiver of up to 0.17% of its management fee to the extent that the Fund’s annual operating expenses exceed 0.80% (exclusive of 12b-1 fees and certain other fees) of the Fund’s average net assets through June 30, 2020.

•

The Board and PGIM Investments also agreed to continue the existing expense cap, which (exclusive of certain fees) caps transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause the total annual operating expenses for Class B shares to exceed 2.07% through June 30, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM QMA Large-Cap Value Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Large-Cap Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LARGE-CAP VALUE FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	SUVAX	SUVBX	SUVCX	PRVRX	SUVZX	SUVQX
CUSIP	74440K108	74440K207	74440K306	74440K736	74440K405	74440K538

MF502E2

PGIM QMA GLOBAL TACTICAL ALLOCATION FUND

SEMIANNUAL REPORT

AUGUST 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term risk-adjusted total return

This report presents the consolidated results of the PGIM QMA Global Tactical Allocation Fund and the PGIM QMA Global Tactical Allocation Subsidiary, Ltd.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM QMA Global Tactical Allocation Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Global Tactical Allocation Fund informative and useful. The report covers performance for the six-month period ended August 31, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Global Tactical Allocation Fund

October 15, 2019

PGIM QMA Global Tactical Allocation Fund	5

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/19 (without sales charges)	Average Annual Total Returns as of 8/31/19 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	2.10	–6.93	1.61 (4/21/15)
Class C	1.83	–3.15	2.18 (4/21/15)
Class Z	2.29	–1.21	3.21 (4/21/15)
Class R6	2.29	–1.31	3.19 (4/21/15)
Customized Blend Index
	5.98	5.77	5.43
Bloomberg Barclays Global Aggregate Bond Hedged Index
	7.98	10.74	4.05
MSCI World Index (ND)
	3.72	0.26	6.42
Lipper Custom Global Tactical Allocation Funds Average**
	0.92	1.04	0.15
Lipper Alternative Multi-Strategy Funds Average**
	2.30	0.23	0.53

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**The Lipper Custom Global Tactical Allocation Funds Average is a custom group of funds in the Lipper Alternative Multi-Strategy Funds Performance Universe that employ a global tactical allocation strategy peer. Although Lipper classifies the Fund in the Alternative Multi-Strategy Funds performance universe, the Lipper Custom Global Tactical Allocation Funds Average is used because the funds in the custom peer group provide a more appropriate basis for Fund performance comparisons.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to the Fund’s inception date.

6	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Customized Blend Index—The Customized Blend Index is a model portfolio consisting of the MSCI World Index (ND) (50%) and the Bloomberg Barclays Global Aggregate Bond Hedged Index (50%). Each component of the Customized Blend Index is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend Index is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to various Fund segments.

The MSCI World Index (ND) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (ND) consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI World Index (ND) is unmanaged and the total return includes the reinvestment of all dividends. The ND version of the MSCI World Index reflects the impact of the maximum withholding taxes on reinvested dividends.

The Bloomberg Barclays Global Aggregate Bond Hedged Index provides a broad-based measure of the global investment-grade fixed rate debt markets. It is comprised of the US Aggregate, Pan-European Aggregate, and the Asian-Pacific Aggregate Indexes. It also includes a wide range of standard and customized subindices by liquidity constraint, sector, quality, and maturity.

Lipper Alternative Multi-Strategy Funds Average—The Lipper Alternative Multi-Strategy Funds Average (Lipper Average) includes funds which seek total returns through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager.

PGIM QMA Global Tactical Allocation Fund	7

Your Fund’s Performance (continued)

Lipper Custom Global Tactical Allocation Funds Average—The Lipper Custom Global Tactical Allocation Funds Average (Lipper Custom Average) consists only of funds that employ a global tactical allocation strategy within Lipper’s Alternative Multi-Strategy Funds universe, and not the entire Alternative Multi-Strategy Funds universe.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Presentation of Fund Holdings as of 8/31/19

Ten Largest Issuers	Coupon Rate	Maturity Date	% of Net Assets
U.S. Treasury Bills	2.071%	10/17/2019	45.9%
U.S. Treasury Bills	2.093%	09/19/2019	20.5%
Dreyfus Treasury Securities Cash Management			12.5%
PGIM Core Ultra Short Bond Fund			11.2%
U.S. Treasury Bills	2.164%	09/19/2019	6.7%
U.S. Treasury Bills	2.164%	09/19/2019	2.0%

Holdings reflect only short-term Investments.

8	Visit our website at pgiminvestments.com

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account

PGIM QMA Global Tactical Allocation Fund	9

Fees and Expenses (continued)

value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Global Tactical Allocation Fund		Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,021.00	1.45%	$7.37
	Hypothetical	$1,000.00	$1,017.85	1.45%	$7.35
Class C	Actual	$1,000.00	$1,018.30	2.20%	$11.16
	Hypothetical	$1,000.00	$1,014.08	2.20%	$11.14
Class Z	Actual	$1,000.00	$1,022.90	1.20%	$6.10
	Hypothetical	$1,000.00	$1,019.10	1.20%	$6.09
Class R6	Actual	$1,000.00	$1,022.90	1.20%	$6.10
	Hypothetical	$1,000.00	$1,019.10	1.20%	$6.09

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2019, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

10	Visit our website at pgiminvestments.com

Consolidated Schedule of Investments (unaudited)

as of August 31, 2019

Description			Shares	Value
SHORT-TERM INVESTMENTS 98.8%

AFFILIATED MUTUAL FUND 11.2%
PGIM Core Ultra Short Bond Fund (cost $4,421,750)(w)			4,421,750	$4,421,750

UNAFFILIATED MUTUAL FUND 12.5%
Dreyfus Treasury Securities Cash Management(bb) (cost $4,923,752)			4,923,752	4,923,752

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) 75.1%
U.S. Treasury Bills	2.071%	10/17/19	18,100	18,055,977
U.S. Treasury Bills(h)(k)	2.093	09/19/19	8,060	8,052,997
U.S. Treasury Bills(bb)(k)	2.164	09/19/19	810	809,296
U.S. Treasury Bills(h)(k)	2.164	09/19/19	2,640	2,637,706

TOTAL U.S. TREASURY OBLIGATIONS (cost $29,550,237)				29,555,976

TOTAL INVESTMENTS 98.8% (cost $38,895,739)				38,901,478
Other assets in excess of liabilities(z) 1.2%				460,927

NET ASSETS 100.0%				$39,362,405

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

ASX—Australian Securities Exchange

BIST—Borsa Istanbul Index (Turkish Stock Exhange)

Bovespa—Sao Paulo Stock Exchange

CAC—French Stock Market Index

DAX—German Stock Index

FTSE—Financial Times Stock Exchange

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	11

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2019

IBEX—Spanish Stock Index

JSE—Johannesburg Stock Exchange

KOSPI—Korean Composite Stock Price Index

LIBOR—London Interbank Offered Rate

LME—London Metal Exchange

MSCI—Morgan Stanley Capital International

OMXS—Nordic Exchange Stockholm Index

OTC—Over-the-counter

PRI—Primary Rate Interface

Q—Quarterly payment frequency for swaps

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

S&P—Standard & Poor’s

SGX—Singapore Exchange

SPI—Swiss Performance Index

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

TSX—Toronto Stock Exchange

WIG—Warsaw Stock Exchange

WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Cayman Subsidiary.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:

Financial Futures contracts outstanding at August 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
79	10 Year Australian Treasury Bonds	Sep. 2019	$7,915,921	$357,138
38	10 Year Euro-Bund	Sep. 2019	7,479,914	309,134
1	10 Year Japanese Bonds	Sep. 2019	1,460,912	7,339
4	10 Year Mini Japanese Government Bonds	Sep. 2019	584,402	6,673
31	10 Year U.S. Treasury Notes	Dec. 2019	4,083,281	24,168
7	ASX SPI 200 Index	Sep. 2019	774,417	12,257
224	BIST National 30 Index	Oct. 2019	473,835	(6,142)
1	DAX Index	Sep. 2019	327,311	(4,424)
55	Euro STOXX 50 Index	Sep. 2019	2,066,709	14,973
31	FTSE 100 Index	Sep. 2019	2,708,542	(98,706)
26	FTSE/JSE Top 40 Index	Sep. 2019	837,742	(67,262)
15	FTSE/MIB Index	Sep. 2019	1,757,381	1,028
122	OMXS30 Index	Sep. 2019	1,957,477	77,612
101	S&P 500 E-Mini Index	Sep. 2019	14,770,240	62,378
129	WIG20 Index	Sep. 2019	1,383,051	(79,352)

				616,814

See Notes to Consolidated Financial Statements.

12

Financial Futures contracts outstanding at August 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
73	10 Year Canadian Government Bonds	Dec. 2019	$7,954,664	$(69,751)
34	10 Year U.K. Gilt	Dec. 2019	5,555,325	(32,723)
8	CAC40 10 Euro	Sep. 2019	481,648	(15,133)
1	IBEX 35 Index	Sep. 2019	96,678	(1,893)
32	Mexican Bolsa Index	Sep. 2019	671,295	30,834
36	MSCI Taiwan Stock Index	Sep. 2019	1,407,240	(32,834)
10	S&P/TSX 60 Index	Sep. 2019	1,474,388	(6,524)
58	SGX Nifty 50 Index	Sep. 2019	1,282,322	6,987
3	TOPIX Index	Sep. 2019	426,413	(4,620)

				(125,657)

				$491,157

Commodity Futures contracts outstanding at August 31, 2019(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
	Long Positions:
3	Copper	Dec. 2019	$191,363	$(1,132)
8	Cotton No. 2	Dec. 2019	235,320	(19,951)
2	E-Mini Crude Oil	Oct. 2019	55,100	846
10	Live Cattle	Oct. 2019	395,700	(43,706)
3	LME Nickel	Sep. 2019	324,090	35,921
7	LME Zinc	Sep. 2019	386,575	(14,498)
4	Mini Silver	Dec. 2019	73,368	3,401

				(39,119)

	Short Positions:
14	Coffee ‘C’	Dec. 2019	508,462	5,996
40	Corn	Dec. 2019	739,500	3,884
2	Gasoline RBOB	Oct. 2019	128,495	1,406
6	Gold 100 OZ	Oct. 2019	913,800	(59,519)
11	Lean Hogs	Oct. 2019	279,510	15,488
5	LME PRI Aluminum	Sep. 2019	216,563	3,520
5	Mini Gold	Oct. 2019	244,822	(10,631)
30	Natural Gas	Oct. 2019	685,500	(38,472)
1	Silver	Dec. 2019	91,710	(5,923)
24	Soybean	Nov. 2019	1,042,800	(370)
10	Soybean Oil	Oct. 2019	171,840	31
21	Sugar #11 (World)	Oct. 2019	262,013	27,993

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	13

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Commodity Futures contracts outstanding at August 31, 2019(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
	Short Positions (cont’d):
33	Wheat	Dec. 2019	$763,125	$15,167
8	WTI Crude	Oct. 2019	440,800	(4,979)

				(46,409)

				$(85,528)

(1)	Represents positions held in the Cayman Subsidiary.

Forward foreign currency exchange contracts outstanding at August 31, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	2,250	$1,559,210	$1,516,151	$—	$(43,059)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	250	169,939	168,461	—	(1,478)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	150	105,418	101,077	—	(4,341)
British Pound,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	1,850	2,357,999	2,252,930	—	(105,069)
Canadian Dollar,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	5,500	4,134,844	4,132,200	—	(2,644)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	2,200	1,656,203	1,652,880	—	(3,323)
Euro,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	EUR	300	336,311	330,194	—	(6,117)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	EUR	50	56,075	55,031	—	(1,044)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	EUR	50	56,231	55,032	—	(1,199)
Japanese Yen,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	80,000	762,092	754,070	—	(8,022)

See Notes to Consolidated Financial Statements.

14

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	15,000	$141,224	$141,388	$164	$—
New Zealand Dollar,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	5,400	3,548,696	3,404,456	—	(144,240)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	150	100,916	94,568	—	(6,348)
Norwegian Krone,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	13,250	1,512,452	1,454,811	—	(57,641)
Swedish Krona,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	17,250	1,812,984	1,759,796	—	(53,188)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	13,750	1,459,679	1,402,736	—	(56,943)
Swiss Franc,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CHF	1,550	1,590,958	1,568,675	—	(22,283)
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CHF	1,400	1,452,380	1,416,868	—	(35,512)

				$22,813,611	$22,261,324	164	(552,451)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	AUD	1,950	$1,318,951	$1,313,998	$4,953	$—
British Pound,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	1,150	1,406,883	1,400,469	6,414	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	GBP	800	967,495	974,240	—	(6,745)
Canadian Dollar,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	1,700	1,286,129	1,277,225	8,904	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CAD	150	114,131	112,696	1,435	—

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	15

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	EUR	1,500	$1,703,958	$1,650,967	$52,991	$—
Japanese Yen,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	JPY	365,000	3,388,159	3,440,443	—	(52,284)
New Zealand Dollar,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	100	65,420	63,045	2,375	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NZD	50	32,168	31,523	645	—
Norwegian Krone,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	28,250	3,169,271	3,101,766	67,505	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	19,000	2,136,510	2,086,143	50,367	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	10,000	1,157,388	1,097,971	59,417	—
Expiring 09/18/19	Morgan Stanley Capital Services LLC	NOK	1,000	115,413	109,798	5,615	—
Swedish Krona,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	SEK	14,500	1,515,671	1,479,248	36,423	—
Swiss Franc,
Expiring 09/18/19	Morgan Stanley Capital Services LLC	CHF	4,550	4,618,976	4,604,820	14,156	—

				$22,996,523	$22,744,352	311,200	(59,029)

						$311,364	$(611,480)

Total return swap agreements outstanding at August 31, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bovespa Index Futures(Q)	—	Credit Suisse Securities (Europe) Limited	10/16/19	BRL	(1,033)	$2,545	$—	$2,545

See Notes to Consolidated Financial Statements.

16

Total return swap agreements outstanding at August 31, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
KOSPI 200 Index Futures(Q)	—	Credit Suisse Securities (Europe) Limited	9/11/19	KRW	483,875	$(25,067)	$—	$(25,067)
Swiss Market Index Futures(Q)	—	Credit Suisse Securities (Europe) Limited	9/20/19	CHF	(1,373)	(10,326)	—	(10,326)

						$(32,848)	$—	$(32,848)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balance Reported in the Consolidated Statement of Assets and Liabilities for OTC Swap Agreements Table:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$2,545	$(35,393)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$42,190	$3,447,002

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	17

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2019

The following is a summary of the inputs used as of August 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Fund	$4,421,750	$—	$—
Unaffiliated Mutual Fund	4,923,752	—	—
U.S. Treasury Obligations	—	29,555,976	—
Other Financial Instruments*
Financial Futures Contracts	491,157	—	—
Commodity Futures Contracts	(85,528)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(300,116)	—
OTC Total Return Swap Agreements.	—	(32,848)	—

Total	$9,751,131	$29,223,012	$—

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Fund Composition:

The fund composition of investments (excluding derivatives) and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2019 were as follows:

U.S. Treasury Obligations	75.1%
Unaffiliated Mutual Fund	12.5
Affiliated Mutual Fund	11.2

98.8
Other assets in excess of liabilities	1.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2019 as presented in the Consolidated Statement of Assets and Liabilities:

See Notes to Consolidated Financial Statements.

18

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker—variation margin futures	$113,653	*	Due from/to broker—variation margin futures	$199,181	*
Equity contracts	Due from/to broker—variation margin futures	206,069	*	Due from/to broker—variation margin futures	316,890	*
Equity contracts	Unrealized appreciation on OTC swap agreements	2,545		Unrealized depreciation on OTC swap agreements	35,393
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	311,364		Unrealized depreciation on OTC forward foreign currency exchange contracts	611,480
Interest rate contracts	Due from/to broker-variation margin futures	704,452	*	Due from/to broker-variation margin futures	102,474	*

		$1,338,083			$1,265,418

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended August 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$196,122	$—	$—
Equity contracts	2,031,415	—	(267,555)
Foreign exchange contracts	—	150,418	—
Interest rate contracts	(69,530)	—	—

Total	$2,158,007	$150,418	$(267,555)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$(209,090)	$—	$—

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	19

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Equity contracts	$(1,417,507)	$—	$98,304
Foreign exchange contracts	—	(498,861)	—
Interest rate contracts	626,567	—	—

Total	$(1,000,030)	$(498,861)	$98,304

For the six months ended August 31, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$68,076,431	$35,656,169	$25,228,226

Forward Foreign Currency Exchange Contracts— Sold(2)
$23,543,948

Total Return Swap Agreements(1)
$2,663,752

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

See Notes to Consolidated Financial Statements.

20

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Credit Suisse Securities (Europe) Limited	$2,545	$(35,393)	$(32,848)	$32,848	$—
Morgan Stanley Capital Services LLC	311,364	(611,480)	(300,116)	259,718	(40,398)

	$313,909	$(646,873)	$(332,964)	$292,566	$(40,398)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Consolidated Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	21

Consolidated Statement of Assets & Liabilities (unaudited)

as of August 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $34,473,989)	$34,479,728
Affiliated investments (cost $4,421,750)	4,421,750
Foreign currency, at value (cost $620,580)	613,892
Unrealized appreciation on OTC forward foreign currency exchange contracts	311,364
Due from broker—variation margin futures	222,796
Deposit with broker for centrally cleared/exchange-traded derivatives	42,190
Dividends and interest receivable	8,315
Unrealized appreciation on OTC swap agreements	2,545
Prepaid expenses	988

Total Assets	40,103,568

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	611,480
Accrued expenses and other liabilities	81,357
Unrealized depreciation on OTC swap agreements	35,393
Management fee payable	8,548
Payable for Fund shares reacquired	3,529
Distribution fee payable	574
Affiliated transfer agent fee payable	282

Total Liabilities	741,163

Net Assets	$39,362,405

Net assets were comprised of:
Shares of beneficial interest, at par	$4,014
Paid-in capital in excess of par	39,782,228
Total distributable earnings (loss)	(423,837)

Net assets, August 31, 2019	$39,362,405

See Notes to Consolidated Financial Statements.

22

Class A
Net asset value, and redemption price per share, ($ 1,460,630 ÷ 149,883 shares of beneficial interest issued and outstanding)	$9.75
Maximum sales charge (5.50% of offering price)	0.57

Maximum offering price to public	$10.32

Class C
Net asset value, offering price and redemption price per share,
($ 324,038 ÷ 34,189 shares of beneficial interest issued and outstanding)	$9.48

Class Z
Net asset value, offering price and redemption price per share,
($ 3,166,060 ÷ 322,422 shares of beneficial interest issued and outstanding)	$9.82

Class R6
Net asset value, offering price and redemption price per share,
($ 34,411,677 ÷ 3,507,058 shares of beneficial interest issued and outstanding)	$9.81

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	23

Consolidated Statement of Operations (unaudited)

Six Months Ended August 31, 2019

Net Investment Income (Loss)
Income
Interest income	$336,854
Affiliated dividend income	78,601
Unaffiliated dividend income	35,388

Total income	450,843

Expenses
Management fee	237,872
Distribution fee(a)	3,390
Custodian and accounting fees	33,901
Registration fees(a)	30,351
Audit fee	25,027
Shareholders’ reports	13,759
Legal fees and expenses	10,261
Trustees’ fees	5,614
Transfer agent’s fees and expenses (including affiliated expense of $833)(a)	3,157
Miscellaneous	7,551

Total expenses	370,883
Less: Fee waiver and/or expense reimbursement(a)	(132,786)
Distribution fee waiver(a)	(356)

Net expenses	237,741

Net investment income (loss)	213,102

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(1,327)
Futures transactions	2,158,007
Forward currency contract transactions	150,418
Swap agreement transactions	(267,555)
Foreign currency transactions	8,478

2,048,021

Net change in unrealized appreciation (depreciation) on:
Investments	8,357
Futures	(1,000,030)
Forward currency contracts	(498,861)
Swap agreements	98,304
Foreign currencies	(7,440)

(1,399,670)

Net gain (loss) on investment and foreign currency transactions	648,351

Net Increase (Decrease) In Net Assets Resulting From Operations	$861,453

See Notes to Consolidated Financial Statements.

24

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	2,134	1,256	—	—
Registration fees	7,587	7,588	7,588	7,588
Transfer agent’s fees and expenses	1,042	219	1,870	26
Fee waiver and/or expense reimbursement	(12,239)	(8,479)	(16,849)	(95,219)
Distribution fee waiver	(356)	—	—	—

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	25

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$213,102	$262,756
Net realized gain (loss) on investment and foreign currency transactions	2,048,021	(1,473,533)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,399,670)	1,469,891

Net increase (decrease) in net assets resulting from operations	861,453	259,114

Distributions from distributable earnings
Class A	—	(45,891)
Class C	—	(6,561)
Class Z	—	(14,613)
Class R6	—	(1,741,499)

	—	(1,808,564)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,094,025	3,643,781
Net asset value of shares issued in reinvestment of dividends	—	1,808,473
Cost of shares reacquired	(281,677)	(691,005)

Net increase (decrease) in net assets from Fund share transactions	812,348	4,761,249

Total increase (decrease)	1,673,801	3,211,799

Net Assets:
Beginning of period	37,688,604	34,476,805

End of period	$39,362,405	$37,688,604

See Notes to Consolidated Financial Statements.

26

Notes to Consolidated Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six funds: PGIM Global Dynamic Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act. These consolidated financial statements relate only to the PGIM QMA Global Tactical Allocation Fund (the “Fund”).

The investment objective of the Fund is to seek long-term risk adjusted total return.

The Fund wholly owns and controls the PGIM QMA Global Tactical Allocation Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Trust’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations (except as discussed below), and follows the same compliance policies and procedures as the Fund. The consolidated financial statements of the Fund include the financial results of the Subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment objective as the Fund. The Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

PGIM QMA Global Tactical Allocation Fund	27

Notes to Consolidated Financial Statements (unaudited) (continued)

The Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools in accordance with Commodity Futures Trading Commission rule amendments.

As of August 31, 2019, the Subsidiary had net assets of $5,794,021 representing 14.7% of the Fund’s net assets.

1. Accounting Policies

The Fund and the Subsidiary (collectively hereafter, the “Fund”) follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Consolidated

28

Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited

PGIM QMA Global Tactical Allocation Fund	29

Notes to Consolidated Financial Statements (unaudited) (continued)

to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act

30

of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit

PGIM QMA Global Tactical Allocation Fund	31

Notes to Consolidated Financial Statements (unaudited) (continued)

risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs). The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

32

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Fund invested in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Consolidated Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Consolidated Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Consolidated Schedule of Investments.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off

PGIM QMA Global Tactical Allocation Fund	33

Notes to Consolidated Financial Statements (unaudited) (continued)

is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Consolidated Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Consolidated Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Consolidated Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on consolidated financial statements.

34

As of August 31, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

PGIM QMA Global Tactical Allocation Fund	35

Notes to Consolidated Financial Statements (unaudited) (continued)

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 1.10% of the Fund’s average daily net assets up to and including $1 billion, 1.08% of the next $2 billion, 1.06% of the next $2 billion, 1.05% of the next $5 billion and 1.04% of average daily net assets in excess of $10 billion (including the Subsidiary). The effective consolidated management fee rate before any waivers and/or expense reimbursements was 1.21% for the reporting period ended August 31, 2019.

The Manager has contractually agreed, through June 30, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.45% of average daily net assets for Class A shares, 2.20% of average daily net assets for Class C shares, 1.20% of average daily net assets for Class Z shares, and 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by

36

the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of 1.10% of the Subsidiary’s average daily net assets up to and including $1 billion, 1.08% on the next $2 billion of average daily net assets, 1.06% on the next $2 billion of average daily net assets, 1.05% on the next $5 billion of average daily net assets and 1.04% on the average daily net assets in excess of $10 billion. The Manager has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver may not be terminated without prior approval of the Fund’s Board of Trustees as long as the Fund remains invested in the Subsidiary or intends to invest in the Subsidiary. The Manager also has entered into a separate Subadvisory Agreement with QMA relating to the Subsidiary.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through June 30, 2020 to limit such expenses to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended August 31, 2019, PIMS received $7,749 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2019, PIMS received $107 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

PGIM QMA Global Tactical Allocation Fund	37

Notes to Consolidated Financial Statements (unaudited) (continued)

agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended August 31, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

There were no purchases or sales of portfolio securities, other than short-term investments, for the reporting period ended August 31, 2019.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investment for the reporting period ended August 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$5,516,112	$44,072,803	$45,167,165	$—	$—	$4,421,750	4,421,750	$78,601

*	The Fund did not have any capital gain distributions during the reporting period.

38

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2019 were as follows:

Tax Basis	$40,371,249

Gross Unrealized Appreciation	718,529
Gross Unrealized Depreciation	(2,115,635)

Net Unrealized Depreciation	$(1,397,106)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryfoward as of February 28, 2019 of approximately $660,000 which can be carried forward for an unlimited period. No future capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

PGIM QMA Global Tactical Allocation Fund	39

Notes to Consolidated Financial Statements (unaudited) (continued)

As of August 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,159 Class C shares, 1,169 Class Z shares and 3,507,058 Class R6 shares of the Fund. At reporting period end, one affiliated shareholder of record, holding greater than 5% of the Fund, held 87% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2019:
Shares sold	26,376	$255,863
Shares reacquired	(18,308)	(178,506)

Net increase (decrease) in shares outstanding	8,068	$77,357

Year ended February 28, 2019:
Shares sold	81,256	$783,653
Shares issued in reinvestment of dividends and distributions	4,707	45,800
Shares reacquired	(21,435)	(198,752)

Net increase (decrease) in shares outstanding	64,528	$630,701

Class C
Six months ended August 31, 2019:
Shares sold	17,922	$171,899
Shares reacquired	(4,644)	(44,694)

Net increase (decrease) in shares outstanding	13,278	$127,205

Year ended February 28, 2019:
Shares sold	18,789	$175,074
Shares issued in reinvestment of dividends and distributions	686	6,561
Shares reacquired	(6,691)	(64,169)

Net increase (decrease) in shares outstanding before conversion	12,784	117,466
Shares reacquired upon conversion into other share class(es)	(1,282)	(12,337)

Net increase (decrease) in shares outstanding	11,502	$105,129

Class Z
Six months ended August 31, 2019:
Shares sold	68,062	$666,263
Shares reacquired	(5,980)	(58,477)

Net increase (decrease) in shares outstanding	62,082	$607,786

Year ended February 28, 2019:
Shares sold	280,180	$2,685,054
Shares issued in reinvestment of dividends and distributions	1,496	14,613
Shares reacquired	(45,814)	(428,084)

Net increase (decrease) in shares outstanding before conversion	235,862	2,271,583
Shares issued upon conversion from other share class(es)	1,250	12,337

Net increase (decrease) in shares outstanding	237,112	$2,283,920

40

Class R6	Shares	Amount
Six months ended August 31, 2019:
Net increase (decrease) in shares outstanding	—	$—

Year ended February 28, 2019:
Shares issued in reinvestment of dividends and distributions	178,249	$1,741,499

Net increase (decrease) in shares outstanding	178,249	$1,741,499

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate of 1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Subsequent to the reporting period end, the SCA has been renewed effective October 3, 2019 and will continue to provide a commitment of $900 million through October 1, 2020. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in Fund’s

PGIM QMA Global Tactical Allocation Fund	41

Notes to Consolidated Financial Statements (unaudited) (continued)

Prospectus, is not subject to all the investor protections of the 1940 Act. The IRS has proposed regulations that if finalized in current form would require the Subsidiary to distribute its income on an annual basis in order for such income to be considered qualifying Regulated Investment Company (“RIC”) income for tax purposes. Changes in the laws of the Cayman Islands, under which the Subsidiary is incorporated, could result in the inability of the Fund to effect its desired commodity investment strategy.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer

42

market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM QMA Global Tactical Allocation Fund	43

Consolidated Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2019		Year Ended February 28,			April 21, 2015(a) through February 29, 2016
			2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.54		$10.00	$9.91	$9.24	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.05	(0.06)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17		0.01	0.87	1.03	(0.64)
Total from investment operations	0.21		0.06	0.81	0.92	(0.76)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.25)	-
Distributions from net realized gains	-		(0.52)	(0.72)	-	-
Total dividends and distributions	-		(0.52)	(0.72)	(0.25)	-
Net asset value, end of period	$9.75		$9.54	$10.00	$9.91	$9.24
Total Return(c):	2.10%		0.53%	8.51%	10.25%	(7.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,461		$1,353	$773	$452	$127
Average net assets (000)	$1,415		$1,088	$620	$359	$57
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.45%	(f)	1.46%	1.50%	1.50%	1.50%	(f)
Expenses before waivers and/or expense reimbursement	3.22%	(f)	3.70%	4.31%	2.85%	4.00%	(f)
Net investment income (loss)	0.86%	(f)	0.54%	(0.58)%	(1.17)%	(1.45)%	(f)
Portfolio turnover rate(g)	0%		0%	0%	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

44

Class C Shares
	Six Months Ended August 31, 2019		Year Ended February 28,			April 21, 2015(a) through February 29, 2016
			2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.31		$9.85	$9.85	$9.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	(0.02)	(0.14)	(0.18)	(0.18)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17		- (c)	0.86	1.04	(0.64)
Total from investment operations	0.17		(0.02)	0.72	0.86	(0.82)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.19)	-
Distributions from net realized gains	-		(0.52)	(0.72)	-	-
Total dividends and distributions	-		(0.52)	(0.72)	(0.19)	-
Net asset value, end of period	$9.48		$9.31	$9.85	$9.85	$9.18
Total Return(d):	1.83%		(0.31)%	7.63%	9.57%	(8.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$324		$195	$93	$95	$77
Average net assets (000)	$250		$137	$88	$85	$63
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	2.20%	(g)	2.21%	2.25%	2.25%	2.25%	(g)
Expenses before waivers and/or expense reimbursement	8.95%	(g)	14.14%	15.86%	3.58%	5.08%	(g)
Net investment income (loss)	0.08%	(g)	(0.20)%	(1.38)%	(1.93)%	(2.20)%	(g)
Portfolio turnover rate(h)	0%		0%	0%	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	45

Consolidated Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31, 2019		Year Ended February 28,			April 21, 2015(a) through February 29, 2016
			2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.60		$10.03	$9.94	$9.25	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.09	(0.03)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17		- (c)	0.86	1.05	(0.65)
Total from investment operations	0.22		0.09	0.83	0.96	(0.75)
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.02)	(0.27)	-
Distributions from net realized gains	-		(0.52)	(0.72)	-	-
Total dividends and distributions	-		(0.52)	(0.74)	(0.27)	-
Net asset value, end of period	$9.82		$9.60	$10.03	$9.94	$9.25
Total Return(d):	2.29%		0.84%	8.68%	10.70%	(7.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,166		$2,499	$233	$119	$20
Average net assets (000)	$2,845		$1,074	$170	$71	$13
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.20%	(g)	1.20%	1.25%	1.25%	1.25%	(g)
Expenses before waivers and/or expense reimbursement	2.38%	(g)	3.43%	8.69%	2.54%	3.97%	(g)
Net investment income (loss)	1.10%	(g)	0.99%	(0.32)%	(0.91)%	(1.20)%	(g)
Portfolio turnover rate(h)	0%		0%	0%	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

46

Class R6 Shares
	Six Months Ended August 31, 2019		Year Ended February 28,			April 21, 2015(a) through February 29, 2016
			2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.59		$10.03	$9.94	$9.25	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.07	(0.04)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17		0.01	0.87	1.05	(0.65)
Total from investment operations	0.22		0.08	0.83	0.96	(0.75)
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.02)	(0.27)	-
Distributions from net realized gains	-		(0.52)	(0.72)	-	-
Total dividends and distributions	-		(0.52)	(0.74)	(0.27)	-
Net asset value, end of period	$9.81		$9.59	$10.03	$9.94	$9.25
Total Return(c):	2.29%		0.73%	8.69%	10.70%	(7.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,412		$33,642	$33,378	$30,718	$27,769
Average net assets (000)	$34,396		$33,534	$31,730	$28,961	$28,796
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.20%	(f)	1.21%	1.25%	1.25%	1.25%	(f)
Expenses before waivers and/or expense reimbursement	1.75%	(f)	1.92%	2.10%	2.38%	3.33%	(f)
Net investment income (loss)	1.11%	(f)	0.74%	(0.36)%	(0.93)%	(1.20)%	(f)
Portfolio turnover rate(g)	0%		0%	0%	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

PGIM QMA Global Tactical Allocation Fund	47

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM QMA Global Tactical Allocation Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the

[1]	PGIM QMA Global Tactical Allocation Fund is a series of Prudential Investment Portfolios 3.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM QMA Global Tactical Allocation Fund

Approval of Advisory Agreements (continued)

agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The

Visit our website at pgiminvestments.com

Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and QMA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2018 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM QMA Global Tactical Allocation Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2018. The Board considered that the Fund commenced operations on April 21, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at pgiminvestments.com

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one- and three-year periods.
•	The Board considered that the Fund commenced operations on April 21, 2015 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.45% for Class A shares, 2.20% for Class C shares, 1.20% for Class Z shares, and 1.20% for Class R6 shares through June 30, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board considered information provided by PGIM Investments indicating that the Fund’s net total expense ratio was six basis points from the median of all funds in the Peer Group.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM QMA Global Tactical Allocation Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Global Tactical Allocation Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA GLOBAL TACTICAL ALLOCATION FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PTALX	PTCLX	PTZLX	PTQLX
CUSIP	74440K728	74440K710	74440K686	74440K694

MF227E2

PGIM STRATEGIC BOND FUND

SEMIANNUAL REPORT

AUGUST 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek to maximize total return through a combination of current income and capital appreciation.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Strategic Bond Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Strategic Bond Fund informative and useful. The report covers performance for the six-month period ended August 31, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Strategic Bond Fund

October 15, 2019

PGIM Strategic Bond Fund	5

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/19 (without sales charges)	Average Annual Total Returns as of 8/31/19 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	6.86	5.09	5.52 (7/9/15)
Class C	6.34	6.69	5.53 (7/9/15)
Class Z	6.96	8.92	6.66 (7/9/15)
Class R6	6.97	9.05	6.78 (4/26/17)
Bloomberg Barclays Intermediate US Aggregate Bond Index**
	5.49	7.82	—
ICE BofA Merrill Lynch US Dollar 3-Month Deposit Offered Rate Constant Maturity Index**
	1.36	2.62	—
Lipper Multi-Sector Income Funds Average
	5.12	6.88	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Effective February 12, 2019, the Bloomberg Barclays Intermediate US Aggregate Bond Index replaced the ICE BofA Merrill Lynch US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as the Fund’s performance benchmark. The Bloomberg Barclays Intermediate US Aggregate Bond Index was selected to reflect the Fund’s current investment objective and policies.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

6	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	For purchases prior to July 15, 2019: 4.50% of public offering price. For purchases on/after July 15, 2019: 3.25% of public offering price.	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)

For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.

For purchases on/after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase.

		1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays Intermediate US Aggregate Bond Index—The Bloomberg Barclays Intermediate US Aggregate Bond Index is the intermediate component of the Bloomberg Barclays US Aggregate Bond Index, which is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with maturities from 1 year up to, but not including, 10 years for all sectors except for Securitized, which does not have a maximum weighted average maturity or remaining average life constraint. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 2.90% and 3.52% for Class R6 shares.

PGIM Strategic Bond Fund	7

Your Fund’s Performance (continued)

ICE Bank of America Merrill Lynch US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofA Merrill Lynch US Dollar 3-Month Deposit Offered Rate Constant Maturity (CM) Index (the Index) is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 1.39% and 2.03% for Class R6 shares.

ICE BOFA MERRILL LYNCH IS LICENSING THE BOFA MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING THE SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BOFA MERRILL LYNCH INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE FUND, OR ANY OF ITS PRODUCTS OR SERVICES.

Lipper Multi-Sector Income Funds Average—The Lipper Multi-Sector Income Funds Average (the Lipper Average) is based on the average return of all mutual funds in the Lipper Multi-Sector Income Funds universe. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 4.14% and 4.20% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 8/31/19 (%)
AAA	31.5
AA	4.6
A	7.5
BBB	10.9
BB	14.5
B	19.7
CCC	3.1
Not Rated	3.0
Cash/Cash Equivalents	5.2
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

8	Visit our website at pgiminvestments.com

Distributions and Yields as of 8/31/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.24	3.21	3.20
Class C	0.20	2.56	2.54
Class Z	0.26	3.65	3.60
Class R6	0.26	3.68	1.32

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Strategic Bond Fund	9

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

10	Visit our website at pgiminvestments.com

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Strategic Bond Fund		Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,068.60	1.08%	$5.62
	Hypothetical	$1,000.00	$1,019.71	1.08%	$5.48
Class C	Actual	$1,000.00	$1,063.40	1.88%	$9.75
	Hypothetical	$1,000.00	$1,015.69	1.88%	$9.53
Class Z	Actual	$1,000.00	$1,069.60	0.73%	$3.80
	Hypothetical	$1,000.00	$1,021.47	0.73%	$3.71
Class R6	Actual	$1,000.00	$1,069.70	0.70%	$3.64
	Hypothetical	$1,000.00	$1,021.62	0.70%	$3.56

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2019, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Strategic Bond Fund	11

Schedule of Investments (unaudited)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 94.7%

ASSET-BACKED SECURITIES 10.3%

Automobiles 0.1%
OneMain Direct Auto Receivables Trust, Series 2017-02A, Class E, 144A	4.740%		11/14/25		800	$814,271

Collateralized Loan Obligations 6.5%
Anchorage Capital Europe 1 CLO (Ireland), Series 1X, Class A2	1.500		01/15/31	EUR	3,000	3,284,388
Armada Euro CLO (Ireland), Series 2018-02A, Class A3, 144A	1.500		11/15/31	EUR	250	274,315
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A2RR, 144A, 3 Month LIBOR + 1.810%	4.113	(c)	07/17/28		500	498,473
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.533	(c)	01/24/29		2,750	2,754,515
BlueMountain Fuji CLO DAC (Ireland), Series 04A, Class B2, 144A	2.900		03/30/32	EUR	1,000	1,115,920
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.653	(c)	01/17/28		500	489,305
CVC Cordatus Loan Fund DAC (Ireland), Series 14A, Class A2, 144A	1.450		05/22/32	EUR	1,500	1,647,913
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750		08/15/32	EUR	500	552,117
Elevation CLO Ltd. (Cayman Islands), Series 2015-04A, Class BR, 144A, 3 Month LIBOR + 1.670%	3.970	(c)	04/18/27		6,000	5,998,594
Ellington CLO Ltd. (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840%	4.143	(c)	04/15/29		2,000	2,007,551
Hayfin Emerald CLO DAC (Ireland),
Series 01A, Class A2, 144A, 3 Month EURIBOR + 1.090%	1.090	(c)	09/06/31	EUR	250	275,615
Series 2A, Class B1, 144A, 3 Month EURIBOR + 1.850%	1.850	(c)	05/27/32	EUR	500	551,370
Series 2A, Class B2, 144A	2.650		05/27/32	EUR	1,000	1,098,895
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625%	3.903	(c)	10/20/29		750	741,490
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A2, 144A, 3 Month LIBOR + 2.150%	4.573	(c)	04/20/32		2,000	2,032,641

See Notes to Financial Statements.

PGIM Strategic Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950%	4.228	%(c)	10/20/31		500	$500,016
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-02A, Class A2R, 144A, 3 Month LIBOR + 1.800%	4.103	(c)	10/15/28		2,000	1,992,572
MidOcean Credit CLO (Cayman Islands), Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	3.786	(c)	02/20/31		250	246,275
Midocean Credit CLO V (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120%	3.422	(c)	07/19/28		3,250	3,245,491
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780%	4.083	(c)	07/15/31		500	496,182
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000%	4.618	(c)	04/15/29		1,000	999,880
OCP CLO Ltd. (Cayman Islands), Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330%	3.627	(c)	07/20/32		5,000	5,002,543
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900%	4.178	(c)	10/20/31		250	247,800
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650%	3.928	(c)	04/20/31		250	246,675
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.900%	4.178	(c)	10/20/31		2,000	1,999,663
SCOF Ltd. (Cayman Islands), Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.483	(c)	07/15/28		3,250	3,247,257
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700%	3.909	(c)	05/07/31		500	494,056
St Paul’s CLO DAC (Netherlands), Series 07A, Class B2R, 144A	2.400		04/30/30	EUR	500	548,292
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590%	3.893	(c)	01/15/31		1,750	1,744,580

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000%	4.158	%(c)	02/15/29	1,000	$999,324
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.703	(c)	07/15/27	250	247,788
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950%	4.250	(c)	10/18/31	650	651,773
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	3.698	(c)	10/20/28	750	750,095
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.493	(c)	07/15/31	500	490,690

					47,474,054

Consumer Loans 0.6%
Lendmark Funding Trust, Series 2017-02A, Class C, 144A	4.330		05/20/26	100	100,989
OneMain Financial Issuance Trust,
Series 2017-01A, Class C, 144A	3.350		09/14/32	100	100,752
Series 2018-01A, Class C, 144A	3.770		03/14/29	1,000	1,023,671
Oportun Funding LLC,
Series 2017-B, Class B, 144A	4.260		10/10/23	250	252,283
Series 2018-B, Class B, 144A	4.500		07/08/24	250	253,627
Series 2018-C, Class A, 144A	4.100		10/08/24	1,000	1,028,812
Series 2018-C, Class C, 144A	5.520		10/08/24	500	515,598
Series 2019-A, Class B, 144A	3.870		08/08/25	1,100	1,112,141
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	4.995	(c)	02/25/23	100	100,088
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	4.795	(c)	08/25/25	200	200,717

					4,688,678

Home Equity Loans 0.0%
New Century Home Equity Loan Trust, Series 2003-06, Class M1, 1 Month LIBOR + 1.080% (Cap 12.500%, Floor 0.720%)	3.225	(c)	01/25/34	108	108,574

See Notes to Financial Statements.

PGIM Strategic Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Other 0.7%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.495	%(c)	04/25/23		380	$381,067
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800%	4.945	(c)	06/25/24		4,630	4,593,371

						4,974,438

Residential Mortgage-Backed Securities 1.6%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.380	(c)	12/26/46		257	257,645
Series 2018-RPL08, Class A1, 144A	4.125	(cc)	07/25/58		659	665,355
Series 2019-06R, 144A	3.512		10/25/46		3,718	3,704,553
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000		01/25/59		366	372,180
Series 2019-GS02, Class A1, 144A	3.750		01/25/59		468	472,524
Series 2019-GS03, Class A1, 144A	3.750		04/25/59		289	294,308
Series 2019-GS04, Class A1, 144A	3.438		05/25/59		1,268	1,275,915
Series 2019-SL01, Class A, 144A	4.000	(cc)	12/28/54		344	345,273
LSFVT, Series 2019-01, 1 Month LIBOR + 2.000%^	4.483	(c)	05/02/22		2,458	2,458,021
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900	(c)	03/16/23	EUR	775	849,493
Towd Point Mortgage Trust, Series 2018-03, Class A1, 144A	3.750	(cc)	05/25/58		831	866,822

						11,562,089

Student Loans 0.8%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	—	(p)	10/25/48		2,700	186,237
Park Avenue Funding Trust, Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500%	3.639	(c)	11/27/20		4,280	4,280,048

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SLM Student Loan Trust,
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%	0.177	%(c)	07/25/39	EUR	810	$861,449
Series 2007-02, Class B, 3 Month LIBOR + 0.170%	2.453	(c)	07/25/25		200	182,390

						5,510,124

TOTAL ASSET-BACKED SECURITIES (cost $75,419,944)						75,132,228

BANK LOANS 0.8%

Chemicals 0.2%
Solenis International, LP,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 4.000%^	6.112	(c)	06/26/25		1,000	970,000
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%^	10.624	(c)	06/26/26		600	579,000

						1,549,000

Computers 0.2%
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.616	(c)	09/29/25		1,250	1,261,459

Household Products/Wares 0.2%
Diamond BV, Initial USD Term Loan, 2 - 3 Month LIBOR + 3.000%	5.257	(c)	09/06/24		1,268	1,157,096

Mining 0.1%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.862	(c)	02/27/23		844	842,906

Telecommunications 0.1%
West Corp., Term Loan	—	(p)	10/10/24		1,000	896,875

TOTAL BANK LOANS (cost $5,710,178)						5,707,336

See Notes to Financial Statements.

PGIM Strategic Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 7.8%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203	%(cc)	05/15/35	100	$97,190
Series 2018-20TS, Class H, 144A	3.203	(cc)	05/15/35	100	95,339
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4	2.661		08/15/52	12,000	12,354,730
Series 2019-C04, Class XB, IO	1.297	(cc)	08/15/52	43,170	4,326,402
BBCMS Mortgage Trust,
Series 2016-ETC, Class E, 144A	3.729	(cc)	08/14/36	250	238,734
Series 2018-CHRS, Class D, 144A	4.409	(cc)	08/05/38	250	269,262
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449%	3.644	(c)	03/15/37	375	374,528
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050%	4.245	(c)	11/15/35	495	496,948
CD Mortgage Trust, Series 2019-CD08, Class A3	2.657		08/15/57	12,000	12,396,198
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.903	(cc)	01/10/24	3,700	3,875,904
Commercial Mortgage Trust, Series 2012-CR04, Class A2	1.801		10/15/45	441	440,155
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650%	4.845	(c)	05/15/36	2,100	2,110,517
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class E, 144A	3.442	(cc)	04/05/33	250	248,547
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A3	2.956		01/15/49	3,020	3,118,697
Series 2018-CX11, Class A3	4.095		04/15/51	500	546,421
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700%	3.895	(c)	05/15/35	93	93,170
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000%	4.195	(c)	05/15/35	325	326,418
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935	(cc)	12/10/36	250	264,051
Series 2016-85T, Class E, 144A	3.935	(cc)	12/10/36	250	251,913
Fannie Mae-Aces, Series 2016-M07, Class AB1	1.860		09/25/26	75	74,766
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.499	(cc)	03/25/26	1,142	87,050
Series K066, Class X1, IO	0.890	(cc)	06/25/27	7,472	382,785
Series KC02, Class X1, IO	0.505	(cc)	03/25/24	88,083	1,382,361

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996%		07/10/35		175	$187,438
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311		03/15/49		500	535,630
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767	(cc)	07/05/31		1,575	1,660,835
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP02, Class A3	2.559		08/15/49		500	514,546
Rosslyn Portfolio Trust, Series 2017-ROSS, Class XCP, 144A, IO	—	(p)	06/15/33		184,540	1,753
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500%	2.279	(c)	01/23/29	GBP	450	549,498
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A3	3.055		06/15/52		9,000	9,536,897

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $55,374,897)						56,838,683

CONVERTIBLE BONDS 0.1%

Investment Companies
Aabar Investments PJS (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN	0.500		03/27/20	EUR	200	213,464
Sr. Unsec’d. Notes, EMTN	1.000		03/27/22	EUR	600	600,462

TOTAL CONVERTIBLE BONDS (cost $851,122)						813,926

CORPORATE BONDS 44.0%

Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750		08/15/26		125	120,937

Aerospace & Defense 1.2%
Boeing Co. (The), Sr. Unsec’d. Notes(h)	3.100		05/01/26		1,035	1,093,616
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500		12/01/24		600	597,810

See Notes to Financial Statements.

PGIM Strategic Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	03/15/25		200	$194,750
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		7,325	7,096,094

					8,982,270

Agriculture 0.5%
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.222	08/15/24		2,440	2,507,083
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25		1,000	980,000

					3,487,083

Airlines 0.2%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625	03/15/22		1,070	1,099,422

Apparel 0.0%
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	100	123,439

Auto Manufacturers 0.3%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	3.100	04/12/21		80	81,149
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46		45	43,296
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.350	11/01/22		2,080	2,090,852
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43		80	89,931

					2,305,228

Auto Parts & Equipment 1.4%
Adient Global Holdings Ltd.,
Gtd. Notes	3.500	08/15/24	EUR	200	179,286
Gtd. Notes, 144A	4.875	08/15/26		850	656,625
Adient US LLC, Sr. Sec’d. Notes, 144A	7.000	05/15/26		600	613,500
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25		1,175	1,104,477
Gtd. Notes(a)	6.250	03/15/26		600	556,500

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
American Axle & Manufacturing, Inc., (cont’d.)
Gtd. Notes	6.500%		04/01/27			2,350	$2,156,125
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625		11/15/26			1,750	1,500,625
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750		04/15/25			250	255,000
Gtd. Notes, 144A	6.500		06/01/26			1,600	1,676,000
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes	4.750		01/23/25			1,285	1,296,257

							9,994,395

Banks 7.8%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875		10/10/22			550	556,875
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	5.875		04/25/21			300	305,628
Banco Santander SA (Spain), Sr. Unsec’d. Notes	2.706		06/27/24			2,400	2,442,720
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100	(ff)	—	(rr)		110	119,900
Jr. Sub. Notes, Series DD	6.300	(ff)	—	(rr)		1,600	1,806,000
Jr. Sub. Notes, Series JJ	5.125	(ff)	—	(rr)		1,300	1,352,812
Sr. Unsec’d. Notes	3.419	(ff)	12/20/28			85	89,918
Sr. Unsec’d. Notes, GMTN	3.593	(ff)	07/21/28			70	74,816
Sr. Unsec’d. Notes, MTN	3.194	(ff)	07/23/30			1,000	1,043,877
Sr. Unsec’d. Notes, MTN	3.974	(ff)	02/07/30			1,900	2,107,305
Sr. Unsec’d. Notes, MTN	4.330	(ff)	03/15/50			750	915,533
Sub. Notes, MTN	4.250		10/22/26			460	502,057
Sub. Notes, MTN	4.450		03/03/26			1,820	2,002,108
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes	6.750		10/31/23		EUR	570	637,185
Sr. Unsec’d. Notes, 144A	6.375		07/15/26		EUR	660	709,412
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932	(ff)	05/07/25			600	616,756
Sr. Unsec’d. Notes	4.337		01/10/28			550	579,309
Sr. Unsec’d. Notes	4.610	(ff)	02/15/23			775	803,062
Sub. Notes	5.088	(ff)	06/20/30			1,000	1,038,459
BB&T Corp., Jr. Sub. Notes	4.800	(ff)	—	(rr)		710	715,325

See Notes to Financial Statements.

PGIM Strategic Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	4.400%		08/14/28		400	$447,006
CIT Group, Inc., Sub. Notes	6.125		03/09/28		150	179,438
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	(ff)	—	(rr)	235	239,406
Sr. Unsec’d. Notes	3.520	(ff)	10/27/28		1,025	1,086,195
Sr. Unsec’d. Notes	3.980	(ff)	03/20/30		1,270	1,401,599
Sub. Notes	4.450		09/29/27		575	632,620
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869	(ff)	01/12/29		1,100	1,171,448
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000		01/12/22		200	210,932
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	4.250		02/04/21		2,500	2,528,071
Sr. Unsec’d. Notes, Series D	5.000		02/14/22		600	621,904
Development Bank of the Republic of Belarus JSC (Belarus), Sr. Unsec’d. Notes, 144A	6.750		05/02/24		1,200	1,252,800
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L, 3 Month LIBOR + 3.884%	6.065	(c)	—	(rr)	95	95,119
Sr. Unsec’d. Notes	3.850		01/26/27		150	159,979
Sr. Unsec’d. Notes	4.223	(ff)	05/01/29		1,300	1,439,583
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.973	(ff)	05/22/30		2,000	2,146,883
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000	(ff)	—	(rr)	1,150	1,193,125
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.736	(c)	—	(rr)	90	90,468
Jr. Sub. Notes, Series Q(a)	5.150	(ff)	—	(rr)	1,934	1,982,350
Jr. Sub. Notes, Series R	6.000	(ff)	—	(rr)	120	127,800
Sr. Unsec’d. Notes	3.509	(ff)	01/23/29		95	101,785
Sr. Unsec’d. Notes	4.005	(ff)	04/23/29		3,750	4,165,736
Sr. Unsec’d. Notes	4.452	(ff)	12/05/29		2,925	3,362,528
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.900		03/12/24		200	209,494
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.913	(c)	—	(rr)	250	250,625
Sr. Unsec’d. Notes, GMTN	3.772	(ff)	01/24/29		3,780	4,095,898
Sr. Unsec’d. Notes, GMTN	4.431	(ff)	01/23/30		1,500	1,708,456
Sub. Notes, GMTN	4.350		09/08/26		2,000	2,189,465
Sub. Notes, MTN	3.950		04/23/27		1,750	1,872,606

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625%		09/29/22		1,060	$1,084,602
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.445	(ff)	05/08/30		300	321,652
Sr. Unsec’d. Notes	4.519	(ff)	06/25/24		1,300	1,364,562
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375		01/24/24		280	297,437
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125		09/24/25		510	554,941
VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950		10/17/22		200	212,177

						57,217,747

Biotechnology 0.0%
Celgene Corp., Sr. Unsec’d. Notes	4.350		11/15/47		45	54,102

Building Materials 0.7%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	8.000		04/15/26		1,200	1,137,000
Griffon Corp., Gtd. Notes	5.250		03/01/22		425	428,064
Masonite International Corp., Gtd. Notes, 144A	5.375		02/01/28		1,270	1,339,850
Owens Corning, Sr. Unsec’d. Notes	4.300		07/15/47		720	658,893
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375		11/15/24		300	308,625
U.S. Concrete, Inc., Gtd. Notes	6.375		06/01/24		825	864,188

						4,736,620

Chemicals 2.6%
Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.50%	8.750		06/01/23		1,825	1,763,406
CeramTec BondCo GmbH (Germany), Sr. Sec’d. Notes	5.250		12/15/25	EUR	850	963,289

See Notes to Financial Statements.

PGIM Strategic Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500%	12/01/26		100	$108,424
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27		1,675	1,486,562
Gtd. Notes(a)	7.000	05/15/25		875	864,062
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	3.500	07/19/22		200	202,654
Gtd. Notes	4.125	03/14/21		850	866,181
Dow Chemical Co. (The), Sr. Unsec’d. Notes, 144A	4.800	05/15/49		220	249,163
Eurochem Finance DAC (Switzerland), Gtd. Notes, 144A	5.500	03/13/24		1,390	1,483,825
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27		1,500	1,451,250
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27		1,700	1,774,375
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45		625	750,892
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25		625	587,500
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		200	205,100
SASOL Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		850	915,253
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.950	08/15/29		815	828,613
Sr. Unsec’d. Notes	3.450	08/01/25		10	10,420
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes(a)	6.500	10/01/26	EUR	3,000	3,323,515
Syngenta Finance NV (Switzerland), Gtd. Notes	5.182	04/24/28		285	304,503
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		625	656,250
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25		235	217,963
Tronox, Inc., Gtd. Notes, 144A(a)	6.500	04/15/26		325	308,750

					19,321,950

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services 1.9%
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes	4.250%	09/25/30	GBP	500	$671,734
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		100	110,824
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25		605	608,148
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		350	381,063
Loxam SAS (France), Sr. Sub. Notes(a)	4.500	04/15/27	EUR	3,050	3,292,591
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A(a)	8.250	11/15/26		1,100	1,237,500
Sr. Sec’d. Notes	4.500	05/15/26	EUR	275	327,160
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	1,000	1,250,165
Techem Verwaltungsgesellschaft 674 mbH (Germany), Sr. Sec’d. Notes	6.000	07/30/26	EUR	1,250	1,491,776
United Rentals North America, Inc.,
Gtd. Notes	4.625	10/15/25		125	128,556
Gtd. Notes	4.875	01/15/28		1,175	1,232,281
Gtd. Notes	5.250	01/15/30		2,750	2,939,062
Gtd. Notes	6.500	12/15/26		125	135,938

					13,806,798

Computers 0.6%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750	09/01/26		3,300	3,003,000
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		825	866,250
HT Global IT Solutions Holdings Ltd. (India), Sr. Sec’d. Notes	7.000	07/14/21		200	205,450

					4,074,700

Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25		1,000	1,047,500

Diversified Financial Services 0.6%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375	07/20/22	EUR	200	221,850

See Notes to Financial Statements.

PGIM Strategic Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	4.150%	01/23/30	350	$354,199
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	8.125	07/15/23	100	103,558
Gtd. Notes, 144A	9.125	07/15/26	3,445	3,643,087
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500	02/15/24	75	81,105

				4,403,799

Electric 2.4%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.875	12/13/21	650	698,906
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22	200	205,252
Calpine Corp.,
Sr. Unsec’d. Notes	5.500	02/01/24	155	156,161
Sr. Unsec’d. Notes	5.750	01/15/25	4,725	4,795,875
Dominion Energy, Inc., Jr. Sub. Notes	3.071	08/15/24	2,655	2,729,433
DTE Energy Co., Sr. Unsec’d. Notes	3.400	06/15/29	1,010	1,068,707
Eskom Holdings SOC Ltd. (South Africa), Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	200	216,374
Sr. Unsec’d. Notes	5.750	01/26/21	400	401,120
Sr. Unsec’d. Notes, 144A	5.750	01/26/21	1,790	1,795,012
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	2,075	2,129,108
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23	560	573,752
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	80	82,233
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27	85	91,372
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27	175	189,000
Gtd. Notes, 144A	5.250	06/15/29	200	213,414
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN	2.250	05/04/20	500	500,135
Gtd. Notes, EMTN	2.750	05/04/22	300	302,960
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	405	418,162

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	3.550%	07/15/24		750	$758,235
Sr. Unsec’d. Notes, 144A	5.625	02/15/27		225	238,219

					17,563,430

Electrical Components & Equipment 0.3%
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	2,200	2,533,235

Energy-Alternate Sources 0.1%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22		710	697,957

Engineering & Construction 0.4%
AECOM, Gtd. Notes	5.125	03/15/27		1,250	1,305,650
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.450	06/04/29		690	725,287
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28		760	742,520

					2,773,457

Entertainment 1.4%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25		200	190,000
Gtd. Notes(a)	5.875	11/15/26		2,625	2,401,875
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		2,050	2,085,875
Cirsa Finance International Sarl (Spain), Sr. Sec’d. Notes	4.750	05/22/25	EUR	850	993,669
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes	6.750	11/01/21	EUR	300	320,798
Sr. Sec’d. Notes, 144A	7.625	11/01/21		1,200	1,164,408
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	122,821
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		200	212,500
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27		1,625	1,667,819

See Notes to Financial Statements.

PGIM Strategic Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Scientific Games International, Inc.,
Gtd. Notes	6.250%		09/01/20		225	$225,562
Gtd. Notes	6.625		05/15/21		425	431,906
Gtd. Notes, 144A	8.250		03/15/26		200	212,000

						10,029,233

Foods 1.1%
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500		07/08/26	GBP	200	273,165
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes(a)	5.750		06/15/25		280	291,203
Gtd. Notes, 144A	5.750		06/15/25		125	130,001
Gtd. Notes, 144A	5.875		07/15/24		2,575	2,652,250
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500		04/15/29		50	55,375
Sr. Unsec’d. Notes, 144A	5.500		01/15/30		25	26,500
Picard Bondco SA (Luxembourg), Gtd. Notes(a)	5.500		11/30/24	EUR	3,100	3,338,956
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000%	3.000	(c)	11/30/23	EUR	100	107,674
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750		03/15/25		75	78,000
Gtd. Notes, 144A	5.875		09/30/27		50	53,875
Post Holdings, Inc., Gtd. Notes, 144A	5.625		01/15/28		470	500,550
Tyson Foods, Inc., Sr. Unsec’d. Notes	5.100		09/28/48		630	784,406

						8,291,955

Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500		05/20/25		200	211,500
Sr. Unsec’d. Notes	5.750		05/20/27		1,300	1,375,530
Sr. Unsec’d. Notes	5.875		08/20/26		1,475	1,601,776

						3,188,806

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services 1.8%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	75	$76,593
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125	06/30/24	33	25,080
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	400	444,000
Gtd. Notes	5.375	09/01/26	200	223,000
Humana, Inc., Sr. Unsec’d. Notes	3.125	08/15/29	1,110	1,121,190
MEDNAX, Inc., Gtd. Notes, 144A(a)	6.250	01/15/27	1,800	1,764,000
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK N/A	8.500	12/01/22	1,000	840,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	2,000	2,137,500
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A	6.750	07/01/25	250	213,905
Gtd. Notes, 144A	10.000	04/15/27	1,000	957,500
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	5.125	11/01/27	1,200	1,240,500
Sr. Unsec’d. Notes(a)	6.750	06/15/23	1,700	1,746,750
Sr. Unsec’d. Notes	7.000	08/01/25	2,075	2,095,750
Sr. Unsec’d. Notes	8.125	04/01/22	150	161,610

				13,047,378

Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (Hong Kong), Gtd. Notes, 144A	2.875	04/05/22	300	303,519

Home Builders 1.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	1,125	1,113,750
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	1,325	1,444,250
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	175	165,813
Gtd. Notes	6.750	03/15/25	500	503,750
Gtd. Notes	8.750	03/15/22	475	495,781

See Notes to Financial Statements.

PGIM Strategic Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22		400	$405,500
KB Home,
Gtd. Notes	6.875	06/15/27		941	1,058,625
Gtd. Notes	7.500	09/15/22		100	113,000
Lennar Corp., Gtd. Notes	4.750	05/30/25		50	53,500
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25		250	258,750
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25		1,475	1,563,500
Sr. Unsec’d. Notes, 144A	6.875	12/15/23		200	208,250
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27		275	289,437
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22		400	380,000
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26		150	164,625
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27		400	429,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24		350	367,500
Gtd. Notes, 144A	5.875	04/15/23		150	159,750
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25		500	505,000
Gtd. Notes	6.000	09/01/23		1,250	1,296,875
Gtd. Notes	7.000	08/15/22		30	30,075
Gtd. Notes, 144A	6.625	07/15/27		1,225	1,225,000

					12,231,731

Household Products/Wares 0.3%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	2,105	1,964,196
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	100	116,865

					2,081,061

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 0.0%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44	75	$90,287
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	75	94,355

				184,642

Internet 0.0%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750	01/15/27	175	178,500

Iron/Steel 0.2%
ABJA Investment Co. Pte Ltd. (India), Gtd. Notes	4.850	01/31/20	200	200,020
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	5.875	06/01/27	1,000	975,000

				1,175,020

Lodging 0.2%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250	11/15/22	125	132,656
Sr. Sec’d. Notes, 144A	6.750	11/15/21	50	51,125
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29	255	262,603
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	200	221,520
Studio City Co. Ltd. (Macau),
Sr. Sec’d. Notes	5.875	11/30/19	200	200,086
Sr. Sec’d. Notes	7.250	11/30/21	200	204,500

				1,072,490

Media 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	550	577,500
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	90	92,070
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	3,775	4,034,531
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	100	112,758
Sr. Sec’d. Notes	5.375	05/01/47	205	227,586

See Notes to Financial Statements.

PGIM Strategic Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, (cont’d.)
Sr. Sec’d. Notes	6.384%	10/23/35		15	$18,305
Sr. Sec’d. Notes	6.484	10/23/45		15	18,542
Sr. Sec’d. Notes	6.834	10/23/55		30	38,240
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A	9.250	02/15/24		1,977	2,167,286
Gtd. Notes, Series A	6.500	11/15/22		450	459,752
Comcast Corp.,
Gtd. Notes	4.150	10/15/28		90	102,124
Gtd. Notes	4.250	10/15/30		30	34,825
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	7.500	04/01/28		275	309,375
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A(a)	6.625	08/15/27		590	618,025
Discovery Communications LLC,
Gtd. Notes	5.200	09/20/47		20	22,622
Gtd. Notes	5.300	05/15/49		70	79,875
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20		150	151,689
Gtd. Notes(a)	7.750	07/01/26		4,550	4,470,375
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625	02/15/25		1,100	1,091,750
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26		50	52,375
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22		64	64,800
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.875	01/15/27	GBP	250	317,481
Sr. Sec’d. Notes	5.000	04/15/27	GBP	700	892,216
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	646,525
Ziggo BV (Netherlands), Sr. Sec’d. Notes	4.250	01/15/27	EUR	450	537,704

					17,138,331

Mining 0.3%
AngloGold Ashanti Holdings PLC (South Africa), Gtd. Notes	5.375	04/15/20		200	202,902

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530%	11/15/28	730	$905,332
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.000	08/15/40	760	839,213
Volcan Cia Minera SAA (Peru), Gtd. Notes	5.375	02/02/22	200	206,900

				2,154,347

Oil & Gas 4.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	2,950	531,000
Antero Resources Corp.,
Gtd. Notes	5.375	11/01/21	1,500	1,456,875
Gtd. Notes(a)	5.625	06/01/23	1,800	1,660,500
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	225	185,839
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	616	617,540
Chesapeake Energy Corp.,
Gtd. Notes(a)	8.000	06/15/27	1,750	1,264,392
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	250	264,375
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	343	331,853
Gtd. Notes, 144A	7.250	03/14/27	1,525	1,277,187
Continental Resources, Inc., Gtd. Notes	3.800	06/01/24	2,282	2,314,531
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	75	77,906
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	975	643,500
Gtd. Notes, 144A	7.375	05/15/24	686	514,500
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	6.510	03/07/22	100	108,750
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	980	1,371,255
Harvest Operations Corp. (South Korea), Gtd. Notes, 144A	4.200	06/01/23	200	214,302
Helmerich & Payne, Inc., Gtd. Notes	4.650	03/15/25	589	640,526

See Notes to Financial Statements.

PGIM Strategic Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750%	10/01/25		150	$139,875
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	644,000
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.400	04/15/29		1,500	1,590,336
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25		1,230	1,341,578
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23		1,350	1,275,750
Gtd. Notes, 144A	7.000	03/31/24		1,225	1,165,281
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		375	300,000
Newfield Exploration Co., Gtd. Notes	5.375	01/01/26		1,580	1,735,840
Occidental Petroleum Corp., Sr. Unsec’d. Notes	2.600	08/13/21		430	432,841
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.250	10/02/23	EUR	150	188,300
Gtd. Notes	4.750	01/14/25	EUR	680	872,832
Gtd. Notes	5.299	01/27/25		25	27,030
Gtd. Notes	5.750	02/01/29		25	27,075
Gtd. Notes	5.999	01/27/28		570	626,572
Gtd. Notes	6.625	01/16/34	GBP	200	287,103
Gtd. Notes	7.375	01/17/27		920	1,092,141
Gtd. Notes	8.750	05/23/26		850	1,064,200
Gtd. Notes, EMTN	6.250	12/14/26	GBP	800	1,148,656
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	630	672,652
Gtd. Notes	4.750	02/26/29	EUR	100	109,190
Gtd. Notes	5.375	03/13/22		1,010	1,032,725
Gtd. Notes	6.350	02/12/48		276	253,713
Gtd. Notes, EMTN	2.750	04/21/27	EUR	700	694,648
Gtd. Notes, EMTN	3.750	02/21/24	EUR	390	433,129
Gtd. Notes, EMTN	4.875	02/21/28	EUR	490	541,898
Gtd. Notes, MTN	6.750	09/21/47		296	281,940
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25		300	246,000
Gtd. Notes(a)	5.000	03/15/23		1,600	1,416,000
Gtd. Notes	5.875	07/01/22		475	454,813
Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24		450	452,362

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375%	10/17/23		200	$215,852
Sinopec Group Overseas Development 2016 Ltd. (China), Gtd. Notes	2.000	09/29/21		200	198,290
Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		975	887,250

					35,324,703

Packaging & Containers 0.5%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%	6.625	09/15/23	EUR	2,890	3,287,412
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	125	150,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes	5.750	10/15/20		412	412,900

					3,850,837

Pharmaceuticals 1.3%
Allergan Funding SCS, Gtd. Notes	4.550	03/15/35		1,375	1,478,736
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		90	99,898
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.125	04/15/25		3,050	3,141,500
Gtd. Notes, 144A	7.250	05/30/29		240	253,800
Sr. Sec’d. Notes, 144A	5.750	08/15/27		35	37,538
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125	06/15/39		90	104,889
Sr. Unsec’d. Notes, 144A	4.250	10/26/49		600	719,761
Cigna Corp., Gtd. Notes	4.375	10/15/28		115	128,557
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38		10	11,187
Sr. Unsec’d. Notes	5.125	07/20/45		25	29,048
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25		200	125,000

See Notes to Financial Statements.

PGIM Strategic Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Express Scripts Holding Co., Gtd. Notes	3.400%		03/01/27		40	$41,641
Mylan, Inc., Gtd. Notes	5.200		04/15/48		45	49,201
Nidda BondCo GmbH (Germany),
Gtd. Notes	5.000		09/30/25	EUR	1,900	2,132,833
Gtd. Notes, 144A	5.000		09/30/25	EUR	100	112,254
Rossini Sarl (Italy), Sr. Sec’d. Notes	6.750		10/30/25	EUR	890	1,068,442

						9,534,285

Pipelines 0.4%
Energy Transfer Operating LP,
Gtd. Notes	5.300		04/15/47		5	5,434
Gtd. Notes	6.250		04/15/49		750	927,697
Enterprise Products Operating LLC,
Gtd. Notes	4.200		01/31/50		435	472,533
Gtd. Notes, Series D	4.875	(ff)	08/16/77		400	382,200
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000		06/15/23		100	101,000
ONEOK, Inc., Gtd. Notes	4.950		07/13/47		25	26,995
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875		04/15/40		225	248,805
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500		01/15/28		925	870,656
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900		01/15/45		76	82,999

						3,118,319

Real Estate 0.3%
Franshion Development Ltd. (China), Gtd. Notes	6.750		04/15/21		400	424,150
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750		12/01/25		1,350	1,384,223
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250		02/15/26		400	389,000

						2,197,373

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 0.7%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350%		09/01/24		600	$604,584
Gtd. Notes	5.375		11/01/23		175	189,623
HCP, Inc., Sr. Unsec’d. Notes	3.250		07/15/26		800	827,466
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500		09/01/26		75	78,562
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	4.800		06/01/24		230	241,139
Ventas Realty LP, Gtd. Notes	2.650		01/15/25		3,000	3,036,978

						4,978,352

Retail 1.9%
CEC Entertainment, Inc., Gtd. Notes	8.000		02/15/22		125	118,750
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375		02/07/25	EUR	1,100	1,174,193
Sr. Sec’d. Notes, 144A	4.375		02/07/25	EUR	1,000	1,067,448
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750		06/15/23		600	504,000
Sr. Unsec’d. Notes	6.500		05/01/21		1,000	850,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625		06/15/20		275	205,343
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750		10/01/25		1,600	1,678,000
Sr. Unsec’d. Notes, 144A	6.750		10/15/24		350	357,875
L Brands, Inc.,
Gtd. Notes	5.625		10/15/23		200	210,000
Gtd. Notes	6.875		11/01/35		1,800	1,521,000
Michaels Stores, Inc., Gtd. Notes, 144A	8.000		07/15/27		1,025	981,663
Rite Aid Corp., Gtd. Notes, 144A	6.125		04/01/23		325	262,438
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625		12/01/25		2,550	2,556,375
Stonegate Pub Co. Financing PLC (United Kingdom), Sr. Sec’d. Notes, 3 Month GBP LIBOR + 4.375%	5.162	(c)	03/15/22	GBP	200	244,456

See Notes to Financial Statements.

PGIM Strategic Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.750%	03/01/25		375	$380,625
Tasty Bondco 1 SA (Spain), Sr. Sec’d. Notes	6.250	05/15/26	EUR	1,235	1,444,527

					13,556,693

Semiconductors 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		470	474,864
Gtd. Notes, 144A	3.125	10/15/22		360	364,659

					839,523

Software 0.3%
Infor US, Inc., Gtd. Notes	6.500	05/15/22		395	401,419
InterXion Holding NV (Netherlands), Gtd. Notes	4.750	06/15/25	EUR	850	1,017,332
IQVIA, Inc., Sr. Unsec’d. Notes, 144A	2.250	01/15/28	EUR	500	571,504
Microsoft Corp., Sr. Unsec’d. Notes	3.750	02/12/45		25	29,381

					2,019,636

Telecommunications 2.6%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.800	02/15/27		25	26,686
Sr. Unsec’d. Notes	4.300	02/15/30		75	83,358
Sr. Unsec’d. Notes	4.500	05/15/35		1,000	1,112,506
Sr. Unsec’d. Notes	4.850	03/01/39		650	747,224
CenturyLink, Inc., Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39		1,905	1,828,800
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		250	223,125
CommScope, Inc., Gtd. Notes, 144A	8.250	03/01/27		1,000	980,000
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia), Sr. Sec’d. Notes, 144A	8.750	05/25/24		2,000	1,880,000

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	1,375	$580,937
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	2,500	2,450,900
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23	600	546,000
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes	5.373	02/13/22	220	227,151
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	375	415,781
Gtd. Notes	8.750	03/15/32	3,025	3,788,752
VEON Holdings BV (Netherlands), Sr. Unsec’d. Notes	3.950	06/16/21	450	455,162
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012	04/15/49	1,000	1,276,646
West Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	1,350	1,046,250
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	1,448	1,477,007

				19,146,285

Transportation 0.2%
Hidrovias International Finance Sarl (Brazil), Gtd. Notes	5.950	01/24/25	560	563,388
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	7.875	07/31/23	100	89,000
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	200	218,252
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes(a)	4.875	10/01/24	650	705,250

				1,575,890

Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750	10/10/24	410	426,917

TOTAL CORPORATE BONDS (cost $316,108,626)				321,989,895

See Notes to Financial Statements.

PGIM Strategic Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS 0.3%

Puerto Rico
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1	4.750%		07/01/53	700	$717,717
Revenue Bonds, Series A-1	5.000		07/01/58	1,200	1,251,192

TOTAL MUNICIPAL BONDS (cost $1,821,511)					1,968,909

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.9%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.745	(c)	04/25/28	165	165,020
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	3.995	(c)	10/25/27	310	310,752
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450%	3.595	(c)	04/25/29	380	380,000
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100%	3.366	(c)	07/25/29	2,250	2,251,384
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.866	(c)	07/25/29	1,500	1,501,946
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.230	(c)	12/25/57	133	133,176
Series 2017-06, Class A1, 144A	3.015	(cc)	06/25/57	2,181	2,198,244
Credit Suisse Mortgage Trust, Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%	3.512	(c)	08/25/37	504	503,943
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	3.845	(c)	11/25/28	143	143,401
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%	3.395	(c)	04/25/29	150	149,946
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%	3.945	(c)	04/25/29	150	149,406
Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000%	4.145	(c)	03/25/31	640	641,402
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.445	(c)	10/25/27	500	528,051
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%	4.916	(c)	01/25/49	100	101,042

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%	3.745	%(c)	10/25/28		169	$169,032
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650%	3.795	(c)	05/25/29		500	499,999
JPMorgan Mortgage Trust, Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750%	3.016	(c)	04/25/46		130	129,860
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.730	(c)	04/01/23		213	213,201
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.730	(c)	04/01/24		367	367,023
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750%	2.895	(c)	01/25/48		366	365,216
Park Avenue Funding Trust, Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500%	3.645	(c)	11/27/20		2,788	2,787,473
Radnor Re Ltd. (Bermuda), Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%	3.395	(c)	02/25/29		600	599,779

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,219,534)						14,289,296

SOVEREIGN BONDS 7.6%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	9.500		11/12/25		1,500	1,695,975
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	3.375		01/15/23	EUR	1,000	431,376
Sr. Unsec’d. Notes	3.875		01/15/22	EUR	1,000	511,056
Sr. Unsec’d. Notes	5.000		01/15/27	EUR	155	63,882
Sr. Unsec’d. Notes	5.625		01/26/22		1,400	549,500
Sr. Unsec’d. Notes	6.875		04/22/21		900	378,009
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	1,593	717,357
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	3	1,201
Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes, 144A	5.500		03/31/20		330	332,921
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333		02/15/28		3,177	3,375,562
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	5.875		04/18/24		1,300	1,391,013

See Notes to Financial Statements.

PGIM Strategic Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Dominican Republic International Bond (Dominican Republic), (cont’d.)
Sr. Unsec’d. Notes	7.500%		05/06/21		333	$350,420
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	8.750		06/02/23		520	545,355
Sr. Unsec’d. Notes	8.875		10/23/27		500	493,750
Sr. Unsec’d. Notes	10.500		03/24/20		320	328,403
Sr. Unsec’d. Notes	10.750		03/28/22		1,720	1,872,667
Sr. Unsec’d. Notes, 144A	10.500		03/24/20		200	205,252
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/11/25	EUR	170	193,844
Sr. Unsec’d. Notes, 144A, MTN	4.750		04/16/26	EUR	930	1,050,814
Sr. Unsec’d. Notes, 144A, MTN	6.125		01/31/22		215	223,144
Sr. Unsec’d. Notes, 144A, MTN	6.375		04/11/31	EUR	635	732,663
Sr. Unsec’d. Notes, EMTN	5.625		04/16/30	EUR	600	664,373
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	7.375		12/01/19		1,450	1,457,264
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A	5.000		09/23/21		240	232,421
Sr. Unsec’d. Notes, 144A	8.250		01/24/24		620	632,784
Sr. Unsec’d. Notes, EMTN	5.375		02/08/21		440	434,727
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes	7.875		03/26/27		400	410,442
Sr. Unsec’d. Notes, 144A	8.125		01/18/26		1,200	1,269,401
Hellenic Republic Government Bond (Greece),
Bonds	3.000	(cc)	02/24/24	EUR	285	344,787
Bonds	3.000	(cc)	02/24/25	EUR	925	1,132,099
Bonds	3.000	(cc)	02/24/26	EUR	112	138,629
Bonds	3.000	(cc)	02/24/27	EUR	79	99,095
Bonds	3.000	(cc)	02/24/28	EUR	750	950,047
Bonds	3.000	(cc)	02/24/29	EUR	216	275,610
Bonds	3.000	(cc)	02/24/30	EUR	41	52,784
Bonds	3.000	(cc)	02/24/31	EUR	58	74,975
Bonds	3.000	(cc)	02/24/32	EUR	133	172,530
Bonds	3.000	(cc)	02/24/33	EUR	210	273,579
Bonds	3.000	(cc)	02/24/34	EUR	65	84,577
Bonds	3.000	(cc)	02/24/35	EUR	30	39,049
Bonds	3.000	(cc)	02/24/36	EUR	216	280,788
Bonds	3.000	(cc)	02/24/37	EUR	35	45,405
Bonds	3.000	(cc)	02/24/38	EUR	800	1,042,283
Bonds	3.000	(cc)	02/24/39	EUR	1,060	1,380,453
Bonds	3.000	(cc)	02/24/40	EUR	130	170,025
Bonds	3.500		01/30/23	EUR	75	89,929
Bonds	4.000		01/30/37	EUR	500	678,661
Sr. Unsec’d. Notes, 144A	3.375		02/15/25	EUR	400	491,296

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	120	$174,263
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	155,582
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	860	1,002,004
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	550	698,925
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	517,432
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800	01/15/28		740	724,279
Sr. Unsec’d. Notes	6.752	03/09/23		200	204,580
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		690	705,801
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,060	1,235,541
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	199,636
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		200	210,073
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875	06/24/24		910	973,172
Namibia International Bonds (Namibia), Sr. Unsec’d. Notes	5.500	11/03/21		680	702,003
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.625	11/21/25		205	224,508
Sr. Unsec’d. Notes, 144A	7.625	11/21/25		930	1,018,499
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	3.625	06/15/21		200	198,436
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		2,615	2,994,060
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	405	614,905
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes	9.125	03/16/24		150	47,250
Sr. Unsec’d. Notes	10.875	01/26/21		627	294,548
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		150	52,500
Republic of Armenia International Bond (Armenia), Sr. Unsec’d. Notes, 144A	6.000	09/30/20		410	419,061
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	6.875	09/27/23		810	934,086

See Notes to Financial Statements.

PGIM Strategic Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875%	10/29/35	EUR	390	$510,642
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	300	392,801
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	398	527,870
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	200	281,378
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	520	644,394
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	218,134
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	114,254
Serbia International Bond (Serbia), Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,095	1,252,547
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	6.250	10/04/20		415	420,811
Sr. Unsec’d. Notes	6.250	07/27/21		700	711,271
Sr. Unsec’d. Notes, 144A	6.250	10/04/20		405	410,671
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21		220	222,501
Sr. Unsec’d. Notes	6.350	08/10/24		1,250	1,241,950
Sr. Unsec’d. Notes	7.250	12/23/23		950	982,062
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20		305	313,115
Sr. Unsec’d. Notes	7.750	09/01/21		700	728,882
Sr. Unsec’d. Notes	7.750	09/01/22		100	105,692
Sr. Unsec’d. Notes	7.750	09/01/24		430	459,606
Sr. Unsec’d. Notes	7.750	09/01/26		100	105,978
Sr. Unsec’d. Notes	8.994	02/01/24		200	220,872
Sr. Unsec’d. Notes, 144A	7.750	09/01/20		1,485	1,524,513
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		550	581,305
Sr. Unsec’d. Notes, 144A	7.750	09/01/23		520	552,240
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		650	717,834

TOTAL SOVEREIGN BONDS (cost $57,168,159)					55,904,644

U.S. TREASURY OBLIGATIONS 21.8%
U.S. Treasury Bonds	2.500	02/15/45		20	22,185
U.S. Treasury Bonds(k)	2.750	08/15/47		150	175,230
U.S. Treasury Bonds(k)	2.875	11/15/46		365	435,391
U.S. Treasury Bonds	2.875	05/15/49		7,430	8,948,216
U.S. Treasury Bonds	3.000	05/15/47		20	24,438
U.S. Treasury Bonds(k)	3.125	05/15/48		315	394,968

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds(k)	3.375%	11/15/48	2,000	$2,629,609
U.S. Treasury Bonds	3.625	08/15/43	1,670	2,213,859
U.S. Treasury Notes	1.250	08/31/24	3,600	3,575,672
U.S. Treasury Notes	1.500	08/15/22	12,355	12,379,614
U.S. Treasury Notes	1.625	08/15/29	3,730	3,771,088
U.S. Treasury Notes	1.750	07/15/22	2,960	2,985,553
U.S. Treasury Notes(k)	1.750	05/15/23	7,420	7,506,663
U.S. Treasury Notes	1.750	07/31/24	25,990	26,421,475
U.S. Treasury Notes	1.875	04/30/22	400	404,297
U.S. Treasury Notes	1.875	07/31/26	9,190	9,441,289
U.S. Treasury Notes	2.000	02/15/25	1,430	1,472,900
U.S. Treasury Notes	2.000	08/15/25	6,620	6,827,651
U.S. Treasury Notes(h)(k)	2.125	05/15/25	9,635	9,997,818
U.S. Treasury Notes	2.250	04/15/22	10,000	10,201,562
U.S. Treasury Notes(k)	2.250	11/15/27	10,135	10,734,786
U.S. Treasury Notes	2.375	08/15/24	4,560	4,768,050
U.S. Treasury Notes(h)	2.500	02/15/22	5,810	5,952,300
U.S. Treasury Notes	2.500	05/15/24	8,980	9,421,283
U.S. Treasury Notes	2.625	03/31/25	1,040	1,106,097
U.S. Treasury Notes	2.750	04/30/23	5,300	5,548,645
U.S. Treasury Notes(k)	2.750	02/15/28	10,020	11,022,000
U.S. Treasury Notes	2.875	08/15/28	1,175	1,309,528

TOTAL U.S. TREASURY OBLIGATIONS (cost $154,815,057)				159,692,167

			Shares
COMMON STOCKS 0.1%

Chemicals 0.0%
Hexion Holdings Corp. (Class B Stock)*			1,179	14,148

Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)^*			677	133,707

Independent Power & Renewable Electricity Producers 0.1%
Vistra Energy Corp.			10,516	262,377

See Notes to Financial Statements.

PGIM Strategic Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)^	2,232	$21,494

TOTAL COMMON STOCKS (cost $361,342)		431,726

TOTAL LONG-TERM INVESTMENTS (cost $681,850,370)		692,768,810

SHORT-TERM INVESTMENTS 9.3%

AFFILIATED MUTUAL FUNDS 9.3%
PGIM Core Ultra Short Bond Fund(w)	29,320,177	29,320,177
PGIM Institutional Money Market Fund (cost $38,670,773; includes $38,593,704 of cash collateral for securities on loan)(b)(w)	38,663,381	38,667,247

TOTAL AFFILIATED MUTUAL FUNDS (cost $67,990,950)		67,987,424

OPTIONS PURCHASED*~ 0.0% (cost $81,866)		42,125

TOTAL SHORT-TERM INVESTMENTS (cost $68,072,816)		68,029,549

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.0% (cost $749,923,186)		760,798,359

OPTIONS WRITTEN*~ (0.0)% (premiums received $131,954)		(42,603)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 104.0% (cost $749,791,232)		760,755,756
Liabilities in excess of other assets(z) (4.0)%		(28,976,615)

NET ASSETS 100.0%		$731,779,141

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

See Notes to Financial Statements.

46

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage-Backed Index

CMS—Constant Maturity Swap

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMAC—General Motors Acceptance Corporation

GMTN—Global Medium Term Note

IO—Interest Only (Principal amount represents notional)

LIBOR—London Interbank Offered Rate

M—Monthly payment frequency for swaps

MTN—Medium Term Note

OJSC—Open Joint-Stock Company

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

S—Semiannual payment frequency for swaps

S&P—Standard & Poor’s

SONIA—Sterling Overnight Index Average

USOIS—United States Overnight Index Swap

*	Non-income producing security.

See Notes to Financial Statements.

PGIM Strategic Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,208,209 and 0.6% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,620,924; cash collateral of $38,593,704 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of August 31, 2019.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 E-Mini Index	Call	09/20/19	3,000.00	25	3	$12,125
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$97.75	120	300	750
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.25	120	300	750

Total Exchange Traded (cost $75,514)						$13,625

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC Morgan Stanley & Co.	11/21/19	0.12%	—	1,200	$2,109
2-Year 10 CMS Curve CAP	Call	International PLC	11/21/19	0.13%	—	800	1,259
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	149	1,832
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	362	4,199
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	719	8,533
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	720	8,907
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	145	1,661

Total OTC Traded (cost $6,352)							$28,500

Total Options Purchased (cost $81,866)							$42,125

See Notes to Financial Statements.

48

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 E-Mini Index	Call	09/20/19	3,050.00	25	3	$(2,625)
Eurodollars 1-Year Mid Curve Futures	Put	09/13/19	$98.00	240	600	(1,500)

Total Exchange Traded (premiums received $43,987)						$(4,125)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.32.V1, 06/20/24	Put	Bank of America, N.A.	09/18/19	$101.00	5.00%(Q)	CDX.NA.HY. 32.V1(Q)	36,500	$(15,920)
CDX.NA.HY.32.V2, 06/20/24	Put	BNP Paribas S.A.	10/16/19	$99.00	5.00%(Q)	CDX.NA.HY. 32.V2(Q)	8,600	(5,126)
CDX.NA.HY.32.V2, 06/20/24	Put	BNP Paribas S.A.	10/16/19	$100.00	5.00%(Q)	CDX.NA.HY. 32.V2(Q)	8,600	(6,631)
CDX.NA.HY.32.V2, 06/20/24	Put	Deutsche Bank AG	10/16/19	$101.00	5.00%(Q)	CDX.NA.HY. 32.V2(Q)	10,400	(10,801)

Total OTC Swaptions (premiums received $87,967)								$(38,478)

Total Options Written (premiums received $131,954)								$(42,603)

Futures contracts outstanding at August 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1,478	5 Year U.S. Treasury Notes	Dec. 2019	$177,325,360	$309,771
1,351	10 Year U.S. Treasury Notes	Dec. 2019	177,952,031	571,532
260	10 Year U.S. Ultra Treasury Notes	Dec. 2019	37,553,750	27,236
107	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	21,125,813	343,875

				1,252,414

	Short Positions:
1,224	2 Year U.S. Treasury Notes	Dec. 2019	264,527,437	(110,579)
112	5 Year Euro-Bobl	Dec. 2019	16,826,834	(32,971)
82	10 Year Euro-Bund	Dec. 2019	15,886,667	(56,491)
116	20 Year U.S. Treasury Bonds	Dec. 2019	19,169,000	(100,492)
1	30 Year Euro Buxl	Sep. 2019	246,516	(9,100)
17	Euro Schatz Index	Sep. 2019	2,103,607	(1,907)
58	Euro Schatz Index	Dec. 2019	7,183,068	(2,165)

				(313,705)

				$938,709

See Notes to Financial Statements.

PGIM Strategic Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Forward foreign currency exchange contracts outstanding at August 31, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/19	Barclays Bank PLC	AUD	2,644	$1,791,000	$1,783,390	$—	$(7,610)
Expiring 10/22/19	Barclays Bank PLC	AUD	1,304	910,000	879,253	—	(30,747)
Expiring 10/22/19	Barclays Bank PLC	AUD	726	492,000	489,967	—	(2,033)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	AUD	1,602	1,132,000	1,080,667	—	(51,333)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	AUD	704	497,000	474,932	—	(22,068)
Expiring 10/22/19	Morgan Stanley & Co. International PLC	AUD	1,534	1,041,000	1,034,771	—	(6,229)
Brazilian Real,
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	11,695	3,090,122	2,817,912	—	(272,210)
British Pound,
Expiring 10/18/19	Barclays Bank PLC	GBP	1,800	2,188,000	2,194,497	6,497	—
Expiring 10/18/19	Barclays Bank PLC	GBP	1,038	1,297,000	1,265,491	—	(31,509)
Expiring 10/18/19	Barclays Bank PLC	GBP	895	1,090,000	1,091,782	1,782	—
Expiring 10/18/19	Barclays Bank PLC	GBP	393	476,000	479,464	3,464	—
Expiring 10/18/19	Barclays Bank PLC	GBP	391	490,000	476,164	—	(13,836)
Expiring 10/18/19	BNP Paribas S.A.	GBP	547	665,000	666,787	1,787	—
Expiring 10/18/19	Citibank, N.A.	GBP	1,068	1,302,000	1,302,592	592	—
Expiring 10/18/19	Citibank, N.A.	GBP	731	892,000	891,112	—	(888)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	858	1,051,000	1,046,259	—	(4,741)
Expiring 10/18/19	UBS AG	GBP	286	355,000	348,142	—	(6,858)
Canadian Dollar,
Expiring 10/22/19	Bank of America, N.A.	CAD	871	664,000	654,848	—	(9,152)
Expiring 10/22/19	Barclays Bank PLC	CAD	1,231	926,000	925,033	—	(967)
Expiring 10/22/19	Barclays Bank PLC	CAD	954	719,000	717,217	—	(1,783)

See Notes to Financial Statements.

50

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/22/19	Barclays Bank PLC	CAD	607	$463,000	$456,318	$—	$(6,682)
Expiring 10/22/19	Barclays Bank PLC	CAD	592	454,000	444,906	—	(9,094)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	CAD	1,758	1,345,000	1,321,438	—	(23,562)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	CAD	1,624	1,231,000	1,220,422	—	(10,578)
Chilean Peso,
Expiring 09/23/19	Citibank, N.A.	CLP	261,842	382,000	362,955	—	(19,045)
Expiring 09/23/19	Citibank, N.A.	CLP	222,600	327,000	308,560	—	(18,440)
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	509,915	745,000	706,826	—	(38,174)
Chinese Renminbi,
Expiring 10/25/19	Barclays Bank PLC	CNH	20,859	2,952,000	2,907,792	—	(44,208)
Expiring 10/25/19	Barclays Bank PLC	CNH	8,407	1,221,000	1,171,958	—	(49,042)
Expiring 10/25/19	Barclays Bank PLC	CNH	6,371	924,000	888,122	—	(35,878)
Expiring 10/25/19	Barclays Bank PLC	CNH	4,452	647,000	620,584	—	(26,416)
Expiring 10/25/19	Barclays Bank PLC	CNH	4,091	595,000	570,244	—	(24,756)
Expiring 10/25/19	Citibank, N.A.	CNH	14,323	2,002,000	1,996,660	—	(5,340)
Expiring 10/25/19	Citibank, N.A.	CNH	12,093	1,713,000	1,685,855	—	(27,145)
Expiring 10/25/19	Citibank, N.A.	CNH	11,998	1,689,000	1,672,583	—	(16,417)
Expiring 10/25/19	Citibank, N.A.	CNH	7,397	1,032,000	1,031,211	—	(789)
Expiring 10/25/19	Citibank, N.A.	CNH	6,044	879,000	842,616	—	(36,384)
Expiring 10/25/19	Citibank, N.A.	CNH	5,706	829,000	795,494	—	(33,506)
Expiring 10/25/19	Citibank, N.A.	CNH	4,603	669,000	641,700	—	(27,300)
Expiring 10/25/19	Citibank, N.A.	CNH	4,077	580,000	568,379	—	(11,621)
Expiring 10/25/19	Goldman Sachs International	CNH	20,531	2,907,000	2,862,096	—	(44,904)
Expiring 10/25/19	Goldman Sachs International	CNH	20,508	2,896,000	2,858,929	—	(37,071)
Expiring 10/25/19	Goldman Sachs International	CNH	8,686	1,262,000	1,210,906	—	(51,094)
Expiring 10/25/19	JPMorgan Chase Bank, N.A.	CNH	34,445	4,862,000	4,801,809	—	(60,191)
Expiring 10/25/19	JPMorgan Chase Bank, N.A.	CNH	20,563	2,912,000	2,866,565	—	(45,435)

See Notes to Financial Statements.

PGIM Strategic Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	1,366,988	$419,000	$396,782	$—	$(22,218)
Expiring 09/18/19	BNP Paribas S.A.	COP	1,412,622	441,000	410,028	—	(30,972)
Expiring 09/18/19	Citibank, N.A.	COP	1,184,493	367,000	343,811	—	(23,189)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	1,621,256	476,000	470,586	—	(5,414)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	1,616,714	473,000	469,268	—	(3,732)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	1,211,625	375,000	351,687	—	(23,313)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	1,549,093	458,000	449,640	—	(8,360)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	893,937	263,000	259,474	—	(3,526)
Expiring 09/18/19	UBS AG	COP	1,054,845	330,000	306,180	—	(23,820)
Expiring 09/18/19	UBS AG	COP	905,080	272,000	262,709	—	(9,291)
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	10,800	474,769	457,803	—	(16,966)
Expiring 10/18/19	Citibank, N.A.	CZK	9,499	418,000	402,636	—	(15,364)
Expiring 10/18/19	Goldman Sachs International	CZK	19,061	839,000	807,961	—	(31,039)
Euro,
Expiring 10/18/19	Bank of America, N.A.	EUR	1,277	1,449,000	1,409,220	—	(39,780)
Expiring 10/18/19	Barclays Bank PLC	EUR	1,886	2,102,000	2,081,392	—	(20,608)
Expiring 10/18/19	Barclays Bank PLC	EUR	935	1,040,000	1,032,078	—	(7,922)
Expiring 10/18/19	Citibank, N.A.	EUR	2,544	2,868,000	2,806,513	—	(61,487)
Expiring 10/18/19	Citibank, N.A.	EUR	1,528	1,719,000	1,686,234	—	(32,766)
Expiring 10/18/19	Citibank, N.A.	EUR	551	617,000	607,555	—	(9,445)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	EUR	785	887,000	866,338	—	(20,662)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	1,061	1,195,000	1,171,148	—	(23,852)

See Notes to Financial Statements.

52

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 10/18/19	Morgan Stanley & Co. International PLC	HUF	104,114	$358,000	$346,450	$—	$(11,550)
Indian Rupee,
Expiring 09/18/19	Barclays Bank PLC	INR	75,821	1,056,000	1,059,643	3,643	—
Expiring 09/18/19	BNP Paribas S.A.	INR	74,661	1,064,000	1,043,432	—	(20,568)
Expiring 09/18/19	BNP Paribas S.A.	INR	70,270	999,000	982,062	—	(16,938)
Expiring 09/18/19	Citibank, N.A.	INR	49,737	716,000	695,105	—	(20,895)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	66,031	915,000	922,824	7,824	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	56,266	809,000	786,352	—	(22,648)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	42,278	589,000	590,867	1,867	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	202,146	2,876,906	2,825,113	—	(51,793)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	83,652	1,194,000	1,169,084	—	(24,916)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	60,524	859,000	845,864	—	(13,136)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	36,925	526,000	516,053	—	(9,947)
Expiring 09/18/19	UBS AG	INR	46,488	664,000	649,698	—	(14,302)
Indonesian Rupiah,
Expiring 09/18/19	Barclays Bank PLC	IDR	28,509,129	1,991,000	2,005,600	14,600	—
Expiring 09/18/19	Barclays Bank PLC	IDR	10,270,182	706,000	722,501	16,501	—
Expiring 09/18/19	Barclays Bank PLC	IDR	9,181,180	653,000	645,890	—	(7,110)
Expiring 09/18/19	Barclays Bank PLC	IDR	9,125,120	640,000	641,947	1,947	—
Expiring 09/18/19	Citibank, N.A.	IDR	37,985,196	2,643,000	2,672,235	29,235	—
Expiring 09/18/19	Citibank, N.A.	IDR	18,718,458	1,311,000	1,316,832	5,832	—
Expiring 09/18/19	Citibank, N.A.	IDR	6,151,464	423,742	432,752	9,010	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	64,970,730	4,526,000	4,570,650	44,650	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	36,891,699	$2,484,365	$2,595,308	$110,943	$—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	18,441,398	1,246,462	1,297,341	50,879	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	18,441,398	1,242,263	1,297,341	55,078	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	13,434,484	958,000	945,108	—	(12,892)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	6,838,360	486,000	481,074	—	(4,926)
Israeli Shekel,
Expiring 12/18/19	Citibank, N.A.	ILS	1,932	551,000	550,338	—	(662)
Japanese Yen,
Expiring 10/18/19	Barclays Bank PLC	JPY	90,403	837,000	854,045	17,045	—
Expiring 10/18/19	Barclays Bank PLC	JPY	70,018	652,000	661,465	9,465	—
Expiring 10/18/19	Barclays Bank PLC	JPY	58,719	554,000	554,726	726	—
Expiring 10/18/19	Barclays Bank PLC	JPY	45,002	416,000	425,144	9,144	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	JPY	96,421	911,000	910,905	—	(95)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	JPY	80,066	755,000	756,392	1,392	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	JPY	127,667	1,210,000	1,206,090	—	(3,910)
Mexican Peso,
Expiring 09/18/19	Citibank, N.A.	MXN	5,771	297,000	287,017	—	(9,983)
Expiring 09/18/19	Goldman Sachs International	MXN	36,106	1,805,901	1,795,627	—	(10,274)
Expiring 09/18/19	Goldman Sachs International	MXN	15,300	794,000	760,871	—	(33,129)
Expiring 09/18/19	Goldman Sachs International	MXN	8,350	416,000	415,234	—	(766)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	MXN	5,496	282,000	273,322	—	(8,678)
Expiring 09/18/19	UBS AG	MXN	7,385	382,000	367,262	—	(14,738)

See Notes to Financial Statements.

54

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 09/18/19	Barclays Bank PLC	TWD	108,708	$3,472,000	$3,464,684	$—	$(7,316)
Expiring 09/18/19	Barclays Bank PLC	TWD	63,969	2,060,000	2,038,786	—	(21,214)
Expiring 09/18/19	Barclays Bank PLC	TWD	62,450	1,999,000	1,990,360	—	(8,640)
Expiring 09/18/19	Barclays Bank PLC	TWD	50,854	1,605,000	1,620,800	15,800	—
Expiring 09/18/19	Citibank, N.A.	TWD	30,197	960,000	962,413	2,413	—
Expiring 09/18/19	Citibank, N.A.	TWD	19,335	622,000	616,229	—	(5,771)
Expiring 09/18/19	Goldman Sachs International	TWD	108,428	3,448,000	3,455,735	7,735	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	325,340	10,303,735	10,369,047	65,312	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	122,985	3,909,000	3,919,700	10,700	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	31,843	1,018,000	1,014,881	—	(3,119)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	21,176	681,000	674,920	—	(6,080)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	87,951	2,801,000	2,803,132	2,132	—
Expiring 09/18/19	UBS AG	TWD	24,142	780,000	769,434	—	(10,566)
New Zealand Dollar,
Expiring 10/22/19	Barclays Bank PLC	NZD	3,328	2,247,618	2,100,313	—	(147,305)
Expiring 10/22/19	Barclays Bank PLC	NZD	1,179	789,000	744,055	—	(44,945)
Expiring 10/22/19	Barclays Bank PLC	NZD	1,023	657,000	645,757	—	(11,243)
Expiring 10/22/19	Barclays Bank PLC	NZD	869	575,000	548,193	—	(26,807)
Expiring 10/22/19	Citibank, N.A.	NZD	844	561,000	532,563	—	(28,437)
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	1,212	785,000	764,755	—	(20,245)
Expiring 10/22/19	Morgan Stanley & Co. International PLC	NZD	1,820	1,173,000	1,148,526	—	(24,474)
Expiring 10/22/19	Morgan Stanley & Co. International PLC	NZD	1,074	689,000	677,779	—	(11,221)

See Notes to Financial Statements.

PGIM Strategic Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/22/19	UBS AG	NZD	800	$529,000	$504,908	$—	$(24,092)
Norwegian Krone,
Expiring 10/18/19	Barclays Bank PLC	NOK	5,020	589,000	551,469	—	(37,531)
Expiring 10/18/19	Citibank, N.A.	NOK	10,840	1,205,000	1,190,927	—	(14,073)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	NOK	80,572	9,404,595	8,851,960	—	(552,635)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	NOK	3,501	408,000	384,619	—	(23,381)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	NOK	4,089	480,000	449,193	—	(30,807)
Expiring 10/18/19	UBS AG	NOK	3,567	407,000	391,935	—	(15,065)
Peruvian Nuevo Sol,
Expiring 09/18/19	Bank of America, N.A.	PEN	3,190	941,000	939,038	—	(1,962)
Expiring 09/18/19	Barclays Bank PLC	PEN	1,738	526,000	511,758	—	(14,242)
Expiring 09/18/19	BNP Paribas S.A.	PEN	19,010	5,650,194	5,596,001	—	(54,193)
Expiring 09/18/19	BNP Paribas S.A.	PEN	4,594	1,352,000	1,352,435	435	—
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	89,436	1,703,000	1,716,345	13,345	—
Expiring 09/18/19	Barclays Bank PLC	PHP	79,738	1,521,000	1,530,248	9,248	—
Expiring 09/18/19	Barclays Bank PLC	PHP	72,677	1,387,000	1,394,741	7,741	—
Expiring 09/18/19	Barclays Bank PLC	PHP	51,316	973,000	984,798	11,798	—
Expiring 09/18/19	Barclays Bank PLC	PHP	33,933	648,000	651,194	3,194	—
Expiring 09/18/19	Barclays Bank PLC	PHP	23,304	454,000	447,220	—	(6,780)
Expiring 09/18/19	Citibank, N.A.	PHP	33,113	647,000	635,475	—	(11,525)
Expiring 09/18/19	Citibank, N.A.	PHP	23,165	445,000	444,551	—	(449)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	64,965	1,271,000	1,246,726	—	(24,274)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	42,576	826,000	817,073	—	(8,927)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	18,973	362,984	364,111	1,127	—

See Notes to Financial Statements.

56

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	18,138	$353,000	$348,081	$—	$(4,919)
Polish Zloty,
Expiring 10/18/19	Citibank, N.A.	PLN	2,611	691,000	656,387	—	(34,613)
Expiring 10/18/19	Citibank, N.A.	PLN	1,577	416,000	396,514	—	(19,486)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	PLN	2,864	740,000	720,124	—	(19,876)
Russian Ruble,
Expiring 09/18/19	Bank of America, N.A.	RUB	70,679	1,111,000	1,056,781	—	(54,219)
Expiring 09/18/19	Bank of America, N.A.	RUB	38,559	590,000	576,534	—	(13,466)
Expiring 09/18/19	Barclays Bank PLC	RUB	79,760	1,257,000	1,192,554	—	(64,446)
Expiring 09/18/19	Barclays Bank PLC	RUB	35,065	532,000	524,292	—	(7,708)
Expiring 09/18/19	Barclays Bank PLC	RUB	26,199	412,000	391,718	—	(20,282)
Expiring 09/18/19	Citibank, N.A.	RUB	32,026	501,000	478,846	—	(22,154)
Expiring 09/18/19	Citibank, N.A.	RUB	23,673	371,000	353,957	—	(17,043)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	RUB	38,580	577,000	576,836	—	(164)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	287,771	4,347,055	4,302,697	—	(44,358)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RUB	142,097	2,100,000	2,099,004	—	(996)
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	533	391,000	383,945	—	(7,055)
Expiring 09/18/19	Bank of America, N.A.	SGD	439	322,000	316,567	—	(5,433)
Expiring 09/18/19	Bank of America, N.A.	SGD	426	309,000	307,324	—	(1,676)
Expiring 09/18/19	Bank of America, N.A.	SGD	360	264,000	259,256	—	(4,744)
Expiring 09/18/19	Barclays Bank PLC	SGD	1,078	798,000	777,005	—	(20,995)
Expiring 09/18/19	Barclays Bank PLC	SGD	1,036	762,000	746,746	—	(15,254)

See Notes to Financial Statements.

PGIM Strategic Bond Fund	57

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/18/19	BNP Paribas S.A.	SGD	1,251	$926,000	$901,869	$—	$(24,131)
Expiring 09/18/19	BNP Paribas S.A.	SGD	709	521,982	511,331	—	(10,651)
Expiring 09/18/19	Citibank, N.A.	SGD	1,231	903,000	887,515	—	(15,485)
Expiring 09/18/19	Citibank, N.A.	SGD	935	680,000	674,066	—	(5,934)
Expiring 09/18/19	Citibank, N.A.	SGD	536	392,000	386,609	—	(5,391)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	2,056	1,520,000	1,481,713	—	(38,287)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	1,550	1,117,000	1,117,145	145	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	714	524,000	514,693	—	(9,307)
Expiring 09/18/19	UBS AG	SGD	2,192	1,621,000	1,580,051	—	(40,949)
Expiring 09/18/19	UBS AG	SGD	1,810	1,339,000	1,304,401	—	(34,599)
Expiring 09/18/19	UBS AG	SGD	1,622	1,197,000	1,169,294	—	(27,706)
Expiring 09/18/19	UBS AG	SGD	854	628,000	615,168	—	(12,832)
Expiring 09/18/19	UBS AG	SGD	796	588,000	573,773	—	(14,227)
Expiring 09/18/19	UBS AG	SGD	646	474,000	465,291	—	(8,709)
Expiring 09/18/19	UBS AG	SGD	574	419,000	413,520	—	(5,480)
Expiring 09/18/19	UBS AG	SGD	385	282,000	277,667	—	(4,333)
South African Rand,
Expiring 09/18/19	Bank of America, N.A.	ZAR	7,077	476,000	465,412	—	(10,588)
Expiring 09/18/19	Barclays Bank PLC	ZAR	8,588	593,000	564,740	—	(28,260)
Expiring 09/18/19	Barclays Bank PLC	ZAR	5,405	380,000	355,430	—	(24,570)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	5,844	410,000	384,321	—	(25,679)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	ZAR	9,108	632,000	598,947	—	(33,053)
Expiring 09/18/19	UBS AG	ZAR	7,637	506,000	502,231	—	(3,769)
South Korean Won,
Expiring 09/18/19	Barclays Bank PLC	KRW	930,019	771,000	768,219	—	(2,781)
Expiring 09/18/19	Barclays Bank PLC	KRW	856,217	709,000	707,257	—	(1,743)
Expiring 09/18/19	Barclays Bank PLC	KRW	674,762	556,000	557,370	1,370	—
Expiring 09/18/19	Barclays Bank PLC	KRW	442,179	379,000	365,251	—	(13,749)
Expiring 09/18/19	Citibank, N.A.	KRW	1,212,413	1,030,000	1,001,484	—	(28,516)

See Notes to Financial Statements.

58

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	1,062,623	$879,000	$877,754	$—	$(1,246)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	715,910	609,000	591,360	—	(17,640)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	596,827	506,000	492,994	—	(13,006)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	1,020,870	884,000	843,264	—	(40,736)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	960,553	818,000	793,441	—	(24,559)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	956,333	812,000	789,955	—	(22,045)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	804,684	682,000	664,690	—	(17,310)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	732,138	622,000	604,764	—	(17,236)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	685,491	583,000	566,233	—	(16,767)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	531,053	451,000	438,663	—	(12,337)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	522,696	443,000	431,760	—	(11,240)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	451,795	384,000	373,194	—	(10,806)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	431,584	371,000	356,500	—	(14,500)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	404,770	349,000	334,350	—	(14,650)
Swedish Krona,
Expiring 10/18/19	Citibank, N.A.	SEK	5,953	620,000	608,562	—	(11,438)

See Notes to Financial Statements.

PGIM Strategic Bond Fund	59

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	SEK	6,251	$655,000	$639,038	$—	$(15,962)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	SEK	5,095	527,000	520,826	—	(6,174)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	SEK	8,433	902,000	862,088	—	(39,912)
Expiring 10/18/19	UBS AG	SEK	8,490	890,000	867,929	—	(22,071)
Swiss Franc,
Expiring 10/18/19	Barclays Bank PLC	CHF	1,372	1,400,000	1,392,586	—	(7,414)
Expiring 10/18/19	Barclays Bank PLC	CHF	885	901,000	898,505	—	(2,495)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	1,950	1,996,000	1,979,100	—	(16,900)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	1,647	1,689,000	1,671,749	—	(17,251)
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CHF	1,384	1,431,000	1,404,988	—	(26,012)
Thai Baht,
Expiring 12/18/19	Barclays Bank PLC	THB	64,735	2,119,000	2,123,038	4,038	—
Expiring 12/18/19	Barclays Bank PLC	THB	30,989	1,005,000	1,016,309	11,309	—
Expiring 12/18/19	Goldman Sachs International	THB	57,345	1,879,000	1,880,652	1,652	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	191,673	6,246,077	6,286,044	39,967	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	81,159	2,639,000	2,661,659	22,659	—
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	37,430	1,224,000	1,227,537	3,537	—
Turkish Lira,
Expiring 09/18/19	Barclays Bank PLC	TRY	4,285	735,000	729,774	—	(5,226)
Expiring 09/18/19	Barclays Bank PLC	TRY	2,949	497,000	502,278	5,278	—
Expiring 09/18/19	Barclays Bank PLC	TRY	2,812	453,000	478,997	25,997	—
Expiring 09/18/19	Barclays Bank PLC	TRY	2,581	455,000	439,660	—	(15,340)

See Notes to Financial Statements.

60

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/18/19	Barclays Bank PLC	TRY	2,312	$408,000	$393,793	$—	$(14,207)
Expiring 09/18/19	Citibank, N.A.	TRY	1,918	317,000	326,645	9,645	—
Expiring 09/18/19	Citibank, N.A.	TRY	1,621	266,000	276,099	10,099	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	3,993	710,000	680,121	—	(29,879)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	3,607	633,000	614,403	—	(18,597)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	3,507	540,000	597,276	57,276	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	2,394	412,000	407,783	—	(4,217)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	2,694	440,000	458,911	18,911	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	2,254	407,000	383,955	—	(23,045)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TRY	1,491	244,000	253,913	9,913	—

				$266,184,770	$262,531,678	776,679	(4,429,771)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/19	Bank of America, N.A.	AUD	810	$569,000	$546,580	$22,420	$—
Expiring 10/22/19	Barclays Bank PLC	AUD	10,902	7,688,831	7,353,880	334,951	—
Expiring 10/22/19	Barclays Bank PLC	AUD	1,583	1,072,000	1,067,634	4,366	—
Expiring 10/22/19	Barclays Bank PLC	AUD	759	517,000	511,992	5,008	—
Expiring 10/22/19	Barclays Bank PLC	AUD	669	454,000	451,099	2,901	—
Expiring 10/22/19	Barclays Bank PLC	AUD	656	443,000	442,568	432	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund	61

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/22/19	Citibank, N.A.	AUD	3,354	$2,277,000	$2,262,279	$14,721	$—
Expiring 10/22/19	Citibank, N.A.	AUD	751	510,000	506,850	3,150	—
Expiring 10/22/19	Morgan Stanley & Co. International PLC	AUD	736	500,000	496,617	3,383	—
Brazilian Real,
Expiring 10/02/19	BNP Paribas S.A.	BRL	2,971	741,000	715,812	25,188	—
Expiring 10/02/19	Citibank, N.A.	BRL	3,520	889,000	848,023	40,977	—
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	2,232	561,000	537,730	23,270	—
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	2,210	544,000	532,583	11,417	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	1,662	416,000	400,333	15,667	—
British Pound,
Expiring 10/18/19	Barclays Bank PLC	GBP	1,007	1,227,000	1,227,292	—	(292)
Expiring 10/18/19	Barclays Bank PLC	GBP	561	699,000	683,567	15,433	—
Expiring 10/18/19	Barclays Bank PLC	GBP	483	603,000	589,129	13,871	—
Expiring 10/18/19	Citibank, N.A.	GBP	3,646	4,541,041	4,445,431	95,610	—
Expiring 10/18/19	Citibank, N.A.	GBP	507	618,133	618,627	—	(494)
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	1,230	1,501,000	1,499,512	1,488	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	GBP	666	835,000	812,411	22,589	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	GBP	1,253	1,540,000	1,528,086	11,914	—
Canadian Dollar,
Expiring 10/22/19	Barclays Bank PLC	CAD	1,558	1,195,519	1,170,794	24,725	—
Expiring 10/22/19	Barclays Bank PLC	CAD	1,539	1,158,000	1,157,035	965	—
Expiring 10/22/19	Barclays Bank PLC	CAD	1,123	843,000	843,882	—	(882)
Expiring 10/22/19	Barclays Bank PLC	CAD	945	711,000	710,333	667	—
Expiring 10/22/19	BNP Paribas S.A.	CAD	669	510,000	502,638	7,362	—

See Notes to Financial Statements.

62

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	CAD	1,299	$978,000	$976,645	$1,355	$—
Chilean Peso,
Expiring 09/23/19	Barclays Bank PLC	CLP	374,713	541,000	519,413	21,587	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	599,841	860,000	831,478	28,522	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	566,879	797,000	785,787	11,213	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	523,585	755,000	725,774	29,226	—
Expiring 09/23/19	BNP Paribas S.A.	CLP	374,821	539,000	519,562	19,438	—
Expiring 09/23/19	Citibank, N.A.	CLP	3,627,799	5,222,034	5,028,720	193,314	—
Expiring 09/23/19	Citibank, N.A.	CLP	517,678	721,000	717,586	3,414	—
Expiring 09/23/19	Citibank, N.A.	CLP	460,743	645,000	638,665	6,335	—
Expiring 09/23/19	Citibank, N.A.	CLP	291,110	430,000	403,526	26,474	—
Expiring 09/23/19	Citibank, N.A.	CLP	246,167	362,000	341,228	20,772	—
Expiring 09/23/19	Goldman Sachs International	CLP	376,482	541,000	521,865	19,135	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	1,303,696	1,810,000	1,807,135	2,865	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	845,303	1,174,000	1,171,728	2,272	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	648,535	903,000	898,975	4,025	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	553,314	778,000	766,983	11,017	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	507,385	717,000	703,318	13,682	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	390,320	560,000	541,047	18,953	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	323,144	477,000	447,930	29,070	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	CLP	228,732	336,000	317,060	18,940	—
Expiring 09/23/19	UBS AG	CLP	250,077	367,000	346,648	20,352	—
Chinese Renminbi,
Expiring 10/25/19	Barclays Bank PLC	CNH	6,391	898,000	890,955	7,045	—
Expiring 10/25/19	Barclays Bank PLC	CNH	5,951	838,000	829,656	8,344	—
Expiring 10/25/19	JPMorgan Chase Bank, N.A.	CNH	4,433	628,000	617,991	10,009	—
Expiring 10/25/19	UBS AG	CNH	40,113	5,828,770	5,591,932	236,838	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund	63

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 09/18/19	Barclays Bank PLC	COP	3,071,936	$896,000	$891,661	$4,339	$—
Expiring 09/18/19	Barclays Bank PLC	COP	1,719,340	537,000	499,056	37,944	—
Expiring 09/18/19	Barclays Bank PLC	COP	1,668,480	480,000	484,294	—	(4,294)
Expiring 09/18/19	Citibank, N.A.	COP	5,314,986	1,603,034	1,542,730	60,304	—
Expiring 09/18/19	Citibank, N.A.	COP	2,098,919	609,000	609,233	—	(233)
Expiring 09/18/19	Citibank, N.A.	COP	1,828,909	553,000	530,860	22,140	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	5,314,986	1,608,896	1,542,730	66,166	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	2,121,529	637,000	615,796	21,204	—
Czech Koruna,
Expiring 10/18/19	Barclays Bank PLC	CZK	19,971	873,000	846,517	26,483	—
Expiring 10/18/19	Citibank, N.A.	CZK	26,613	1,145,000	1,128,070	16,930	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CZK	28,724	1,230,000	1,217,564	12,436	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CZK	20,310	873,000	860,908	12,092	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CZK	19,405	848,000	822,519	25,481	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CZK	25,777	1,103,000	1,092,632	10,368	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CZK	12,623	542,000	535,058	6,942	—
Expiring 10/18/19	UBS AG	CZK	19,217	828,000	814,580	13,420	—
Euro,
Expiring 10/18/19	Bank of America, N.A.	EUR	8,000	9,019,720	8,826,648	193,072	—
Expiring 10/18/19	Bank of America, N.A.	EUR	1,910	2,124,359	2,106,894	17,465	—
Expiring 10/18/19	Bank of America, N.A.	EUR	465	524,975	512,542	12,433	—
Expiring 10/18/19	Bank of America, N.A.	EUR	179	199,991	197,811	2,180	—

See Notes to Financial Statements.

64

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/18/19	Barclays Bank PLC	EUR	17,097	$19,302,859	$18,863,488	$439,371	$—
Expiring 10/18/19	Barclays Bank PLC	EUR	3,066	3,418,873	3,382,462	36,411	—
Expiring 10/18/19	Barclays Bank PLC	EUR	2,281	2,538,000	2,516,947	21,053	—
Expiring 10/18/19	Barclays Bank PLC	EUR	1,736	1,942,599	1,914,831	27,768	—
Expiring 10/18/19	Barclays Bank PLC	EUR	1,596	1,789,795	1,761,210	28,585	—
Expiring 10/18/19	Barclays Bank PLC	EUR	1,277	1,433,000	1,409,495	23,505	—
Expiring 10/18/19	Barclays Bank PLC	EUR	1,229	1,368,741	1,356,068	12,673	—
Expiring 10/18/19	Barclays Bank PLC	EUR	1,104	1,228,000	1,218,131	9,869	—
Expiring 10/18/19	Barclays Bank PLC	EUR	858	957,000	946,628	10,372	—
Expiring 10/18/19	Barclays Bank PLC	EUR	611	682,000	674,300	7,700	—
Expiring 10/18/19	Barclays Bank PLC	EUR	545	609,000	601,822	7,178	—
Expiring 10/18/19	Barclays Bank PLC	EUR	177	196,688	194,970	1,718	—
Expiring 10/18/19	BNP Paribas S.A.	EUR	1,971	2,178,000	2,174,665	3,335	—
Expiring 10/18/19	Citibank, N.A.	EUR	3,091	3,471,000	3,410,170	60,830	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	EUR	2,806	3,161,954	3,095,962	65,992	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	EUR	1,985	2,208,000	2,189,820	18,180	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	EUR	1,012	1,136,000	1,116,607	19,393	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	EUR	961	1,071,000	1,060,376	10,624	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	EUR	531	591,000	585,546	5,454	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	775	872,100	854,595	17,505	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	EUR	437	489,000	481,635	7,365	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund	65

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/18/19	UBS AG	EUR	17,097	$19,321,066	$18,863,486	$457,580	$—
Expiring 10/18/19	UBS AG	EUR	901	1,009,000	994,207	14,793	—
Hungarian Forint,
Expiring 10/18/19	Barclays Bank PLC	HUF	171,242	582,000	569,827	12,173	—
Expiring 10/18/19	Barclays Bank PLC	HUF	151,482	507,000	504,073	2,927	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	HUF	359,397	1,226,000	1,195,934	30,066	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	HUF	174,520	582,000	580,735	1,265	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	HUF	173,923	589,000	578,750	10,250	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	HUF	132,315	449,000	440,295	8,705	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	HUF	111,437	385,000	370,820	14,180	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	HUF	145,396	493,000	483,820	9,180	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	HUF	119,142	410,000	396,459	13,541	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	HUF	111,918	383,000	372,421	10,579	—
Indian Rupee,
Expiring 09/18/19	Barclays Bank PLC	INR	43,329	626,000	605,544	20,456	—
Expiring 09/18/19	Barclays Bank PLC	INR	41,883	607,000	585,341	21,659	—
Expiring 09/18/19	BNP Paribas S.A.	INR	29,198	421,000	408,061	12,939	—
Expiring 09/18/19	Citibank, N.A.	INR	73,345	1,063,000	1,025,040	37,960	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	INR	91,867	1,289,000	1,283,899	5,101	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	62,715	907,000	876,474	30,526	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	INR	31,590	450,000	441,490	8,510	—

See Notes to Financial Statements.

66

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 09/18/19	Barclays Bank PLC	IDR	49,397,614	$3,451,000	$3,475,091	$—	$(24,091)
Expiring 09/18/19	Barclays Bank PLC	IDR	17,732,499	1,257,000	1,247,470	9,530	—
Expiring 09/18/19	Barclays Bank PLC	IDR	17,206,200	1,210,000	1,210,446	—	(446)
Expiring 09/18/19	Barclays Bank PLC	IDR	7,394,625	525,000	520,207	4,793	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	28,782,456	2,010,000	2,024,828	—	(14,828)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	20,805,340	1,459,000	1,463,643	—	(4,643)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	20,130,138	1,405,000	1,416,143	—	(11,143)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	18,348,387	1,285,000	1,290,798	—	(5,798)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	17,021,774	1,177,000	1,197,471	—	(20,471)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	16,094,502	1,111,000	1,132,238	—	(21,238)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	14,370,897	1,007,000	1,010,984	—	(3,984)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	13,939,200	960,000	980,614	—	(20,614)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	13,818,430	967,000	972,118	—	(5,118)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	13,518,400	952,000	951,011	989	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	12,007,451	831,000	844,717	—	(13,717)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	11,681,358	806,000	821,776	—	(15,776)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	11,611,194	812,000	816,840	—	(4,840)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	9,552,400	668,000	672,005	—	(4,005)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	8,563,177	589,000	602,414	—	(13,414)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	7,742,036	542,000	544,647	—	(2,647)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	7,428,354	510,000	522,580	—	(12,580)

See Notes to Financial Statements.

PGIM Strategic Bond Fund	67

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	IDR	13,517,905	$943,000	$950,976	$—	$(7,976)
Israeli Shekel,
Expiring 12/18/19	Barclays Bank PLC	ILS	10,007	2,853,949	2,850,073	3,876	—
Japanese Yen,
Expiring 10/18/19	Bank of America, N.A.	JPY	141,222	1,313,603	1,334,137	—	(20,534)
Expiring 10/18/19	Bank of America, N.A.	JPY	50,927	472,000	481,113	—	(9,113)
Expiring 10/18/19	Barclays Bank PLC	JPY	100,195	944,000	946,551	—	(2,551)
Expiring 10/18/19	Barclays Bank PLC	JPY	98,078	928,000	926,550	1,450	—
Expiring 10/18/19	BNP Paribas S.A.	JPY	100,786	955,000	952,133	2,867	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	JPY	41,123	389,000	388,493	507	—
Mexican Peso,
Expiring 09/18/19	Barclays Bank PLC	MXN	8,503	442,000	422,873	19,127	—
Expiring 09/18/19	Citibank, N.A.	MXN	10,169	526,000	505,704	20,296	—
Expiring 09/18/19	Citibank, N.A.	MXN	9,962	519,000	495,427	23,573	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	MXN	21,904	1,107,000	1,089,317	17,683	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	MXN	6,915	359,000	343,869	15,131	—
Expiring 09/18/19	UBS AG	MXN	7,695	400,000	382,677	17,323	—
Expiring 09/18/19	UBS AG	MXN	7,438	385,000	369,926	15,074	—
New Taiwanese Dollar,
Expiring 09/18/19	Barclays Bank PLC	TWD	80,288	2,603,000	2,558,905	44,095	—
Expiring 09/18/19	Barclays Bank PLC	TWD	71,893	2,298,000	2,291,326	6,674	—
Expiring 09/18/19	Barclays Bank PLC	TWD	67,202	2,173,000	2,141,826	31,174	—
Expiring 09/18/19	Barclays Bank PLC	TWD	66,796	2,132,000	2,128,866	3,134	—
Expiring 09/18/19	Barclays Bank PLC	TWD	42,580	1,374,000	1,357,091	16,909	—

See Notes to Financial Statements.

68

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/19	Barclays Bank PLC	TWD	35,779	$1,145,000	$1,140,325	$4,675	$—
Expiring 09/18/19	Citibank, N.A.	TWD	68,229	2,202,000	2,174,551	27,449	—
Expiring 09/18/19	Citibank, N.A.	TWD	29,210	934,000	930,960	3,040	—
Expiring 09/18/19	Citibank, N.A.	TWD	18,721	604,000	596,663	7,337	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	91,441	2,954,000	2,914,353	39,647	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	77,427	2,462,766	2,467,702	—	(4,936)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	76,094	2,462,000	2,425,229	36,771	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	75,981	2,451,000	2,421,619	29,381	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	68,232	2,180,000	2,174,642	5,358	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	62,370	1,993,000	1,987,816	5,184	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	57,409	1,852,000	1,829,705	22,295	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	50,881	1,646,000	1,621,652	24,348	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	44,810	1,418,000	1,428,163	—	(10,163)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	39,158	1,265,000	1,248,022	16,978	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	34,857	1,111,000	1,110,936	64	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	10,064	322,000	320,757	1,243	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	65,968	2,136,000	2,102,498	33,502	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	52,403	1,699,000	1,670,143	28,857	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	49,329	1,593,000	1,572,178	20,822	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	31,730	1,011,000	1,011,286	—	(286)

See Notes to Financial Statements.

PGIM Strategic Bond Fund	69

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	19,422	$620,000	$619,000	$1,000	$—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	TWD	16,595	539,000	528,897	10,103	—
New Zealand Dollar,
Expiring 10/22/19	Barclays Bank PLC	NZD	2,505	1,639,000	1,580,403	58,597	—
Expiring 10/22/19	Barclays Bank PLC	NZD	1,689	1,096,000	1,065,765	30,235	—
Expiring 10/22/19	Barclays Bank PLC	NZD	935	620,000	590,124	29,876	—
Expiring 10/22/19	Citibank, N.A.	NZD	1,415	910,000	893,016	16,984	—
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	3,515	2,299,000	2,217,742	81,258	—
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	2,185	1,380,000	1,378,937	1,063	—
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	1,745	1,129,000	1,101,159	27,841	—
Expiring 10/22/19	JPMorgan Chase Bank, N.A.	NZD	806	530,000	508,811	21,189	—
Expiring 10/22/19	Morgan Stanley & Co. International PLC	NZD	2,088	1,366,000	1,317,696	48,304	—
Norwegian Krone,
Expiring 10/18/19	BNP Paribas S.A.	NOK	5,537	620,000	608,280	11,720	—
Expiring 10/18/19	BNP Paribas S.A.	NOK	5,424	604,000	595,917	8,083	—
Expiring 10/18/19	Citibank, N.A.	NOK	9,169	1,057,000	1,007,376	49,624	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	NOK	9,493	1,060,000	1,042,985	17,015	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	NOK	12,352	1,379,000	1,357,098	21,902	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	NOK	3,684	413,000	404,753	8,247	—
Peruvian Nuevo Sol,
Expiring 09/18/19	BNP Paribas S.A.	PEN	3,272	993,000	963,268	29,732	—
Expiring 09/18/19	BNP Paribas S.A.	PEN	2,708	809,000	797,252	11,748	—
Expiring 09/18/19	BNP Paribas S.A.	PEN	2,306	688,000	678,748	9,252	—
Expiring 09/18/19	BNP Paribas S.A.	PEN	1,140	340,000	335,488	4,512	—

See Notes to Financial Statements.

70

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/18/19	BNP Paribas S.A.	PEN	1,127	$335,000	$331,787	$3,213	$—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	1,547	455,000	455,391	—	(391)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PEN	1,306	396,000	384,427	11,573	—
Philippine Peso,
Expiring 09/18/19	Barclays Bank PLC	PHP	83,037	1,585,000	1,593,542	—	(8,542)
Expiring 09/18/19	Barclays Bank PLC	PHP	40,134	769,000	770,208	—	(1,208)
Expiring 09/18/19	Barclays Bank PLC	PHP	37,713	720,000	723,742	—	(3,742)
Expiring 09/18/19	Barclays Bank PLC	PHP	32,589	623,000	625,413	—	(2,413)
Expiring 09/18/19	Barclays Bank PLC	PHP	15,639	298,000	300,126	—	(2,126)
Expiring 09/18/19	Citibank, N.A.	PHP	29,677	578,000	569,535	8,465	—
Expiring 09/18/19	Citibank, N.A.	PHP	24,732	483,000	474,628	8,372	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	55,346	1,070,000	1,062,132	7,868	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	41,213	798,000	790,907	7,093	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	PHP	32,378	627,000	621,367	5,633	—
Polish Zloty,
Expiring 10/18/19	Barclays Bank PLC	PLN	6,273	1,594,000	1,577,123	16,877	—
Expiring 10/18/19	Barclays Bank PLC	PLN	2,108	538,000	530,072	7,928	—
Expiring 10/18/19	BNP Paribas S.A.	PLN	758	200,288	190,586	9,702	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	PLN	3,327	865,000	836,478	28,522	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	PLN	2,716	698,000	682,865	15,135	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	PLN	2,320	585,000	583,395	1,605	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	PLN	1,630	423,000	409,913	13,087	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund	71

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/18/19	UBS AG	PLN	3,650	$942,000	$917,603	$24,397	$—
Expiring 10/18/19	UBS AG	PLN	1,479	384,000	371,914	12,086	—
Russian Ruble,
Expiring 09/18/19	Barclays Bank PLC	RUB	47,074	718,000	703,835	14,165	—
Expiring 09/18/19	Barclays Bank PLC	RUB	35,196	536,000	526,251	9,749	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	140,406	2,100,000	2,099,326	674	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	RUB	37,223	560,000	556,544	3,456	—
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	1,122	817,000	808,949	8,051	—
Expiring 09/18/19	Bank of America, N.A.	SGD	619	449,000	446,162	2,838	—
Expiring 09/18/19	Barclays Bank PLC	SGD	2,216	1,606,000	1,596,988	9,012	—
Expiring 09/18/19	Barclays Bank PLC	SGD	1,700	1,230,000	1,225,261	4,739	—
Expiring 09/18/19	Barclays Bank PLC	SGD	1,364	984,000	983,290	710	—
Expiring 09/18/19	Barclays Bank PLC	SGD	328	240,000	236,407	3,593	—
Expiring 09/18/19	BNP Paribas S.A.	SGD	826	608,000	595,695	12,305	—
Expiring 09/18/19	BNP Paribas S.A.	SGD	624	459,000	449,950	9,050	—
Expiring 09/18/19	Citibank, N.A.	SGD	627	456,000	451,719	4,281	—
Expiring 09/18/19	Citibank, N.A.	SGD	572	420,000	412,175	7,825	—
Expiring 09/18/19	Goldman Sachs International	SGD	1,155	836,000	832,805	3,195	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	2,109	1,525,000	1,520,281	4,719	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	1,684	1,217,000	1,213,462	3,538	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	1,516	1,091,000	1,092,539	—	(1,539)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	480	351,000	345,668	5,332	—

See Notes to Financial Statements.

72

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/18/19	Morgan Stanley & Co. International PLC	SGD	1,204	$887,000	$867,755	$19,245	$—
Expiring 09/18/19	UBS AG	SGD	762	558,000	549,457	8,543	—
South African Rand,
Expiring 09/18/19	Barclays Bank PLC	ZAR	32,082	2,133,395	2,109,685	23,710	—
Expiring 09/18/19	Barclays Bank PLC	ZAR	6,483	424,000	426,289	—	(2,289)
Expiring 09/18/19	Citibank, N.A.	ZAR	5,969	426,000	392,499	33,501	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	13,446	887,000	884,198	2,802	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	8,183	534,000	538,129	—	(4,129)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	ZAR	6,830	443,000	449,157	—	(6,157)
South Korean Won,
Expiring 09/18/19	Barclays Bank PLC	KRW	2,333,119	1,930,000	1,927,215	2,785	—
Expiring 09/18/19	Barclays Bank PLC	KRW	790,951	665,000	653,345	11,655	—
Expiring 09/18/19	Barclays Bank PLC	KRW	757,052	627,000	625,344	1,656	—
Expiring 09/18/19	Barclays Bank PLC	KRW	354,213	302,000	292,589	9,411	—
Expiring 09/18/19	Citibank, N.A.	KRW	1,287,542	1,057,000	1,063,543	—	(6,543)
Expiring 09/18/19	Citibank, N.A.	KRW	980,450	805,000	809,876	—	(4,876)
Expiring 09/18/19	Goldman Sachs International	KRW	2,004,274	1,654,000	1,655,581	—	(1,581)
Expiring 09/18/19	Goldman Sachs International	KRW	1,486,906	1,231,000	1,228,222	2,778	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	1,538,226	1,278,000	1,270,614	7,386	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	963,864	792,000	796,176	—	(4,176)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	KRW	862,153	710,000	712,160	—	(2,160)
Expiring 09/18/19	Morgan Stanley & Co. International PLC	KRW	594,422	507,000	491,008	15,992	—
Expiring 09/18/19	UBS AG	KRW	5,677,717	4,831,894	4,689,938	141,956	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund	73

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 10/18/19	Barclays Bank PLC	SEK	7,390	$791,639	$755,416	$36,223	$—
Expiring 10/18/19	BNP Paribas S.A.	SEK	9,170	971,000	937,401	33,599	—
Expiring 10/18/19	BNP Paribas S.A.	SEK	6,112	634,000	624,814	9,186	—
Expiring 10/18/19	Citibank, N.A.	SEK	6,328	672,000	646,893	25,107	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	SEK	12,794	1,343,000	1,307,901	35,099	—
Swiss Franc,
Expiring 10/18/19	Bank of America, N.A.	CHF	8,652	8,838,135	8,781,954	56,181	—
Expiring 10/18/19	Bank of America, N.A.	CHF	979	1,002,000	994,114	7,886	—
Expiring 10/18/19	Barclays Bank PLC	CHF	546	557,000	553,960	3,040	—
Expiring 10/18/19	BNP Paribas S.A.	CHF	610	626,000	619,044	6,956	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	1,094	1,117,000	1,110,292	6,708	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	882	901,000	895,682	5,318	—
Expiring 10/18/19	JPMorgan Chase Bank, N.A.	CHF	541	555,000	549,069	5,931	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CHF	1,627	1,655,000	1,651,737	3,263	—
Expiring 10/18/19	Morgan Stanley & Co. International PLC	CHF	792	814,000	803,864	10,136	—
Expiring 10/18/19	UBS AG	CHF	909	922,000	922,874	—	(874)
Thai Baht,
Expiring 12/18/19	Barclays Bank PLC	THB	31,411	1,019,999	1,030,139	—	(10,140)
Expiring 12/18/19	Citibank, N.A.	THB	26,743	869,000	877,068	—	(8,068)
Expiring 12/18/19	Goldman Sachs International	THB	40,333	1,311,000	1,322,742	—	(11,742)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	31,845	1,037,000	1,044,387	—	(7,387)
Expiring 12/18/19	JPMorgan Chase Bank, N.A.	THB	20,821	676,000	682,831	—	(6,831)
Turkish Lira,
Expiring 09/18/19	Barclays Bank PLC	TRY	4,152	631,000	707,137	—	(76,137)

See Notes to Financial Statements.

74

Forward foreign currency exchange contracts outstanding at August 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/18/19	Citibank, N.A.	TRY	20,514	$3,050,012	$3,493,922	$—	$(443,910)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	1,325	196,909	225,719	—	(28,810)

				$353,271,567	$348,718,821	5,459,624	(906,878)

						$6,236,303	$(5,336,649)

Credit default swap agreements outstanding at August 31, 2019:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*:
Federal Republic of Brazil (D1)	06/20/24	1.000%(Q)	6,500	1.335%	$(85,898)	$(11,556)	$(74,342)	Goldman Sachs International
Federation of Malaysia (D1)	06/20/24	1.000%(Q)	2,000	0.640%	37,629	(3,556)	41,185	Goldman Sachs International
Kingdom of Saudi Arabia (D1)	06/20/24	1.000%(Q)	1,500	0.677%	25,635	(2,667)	28,302	Goldman Sachs International
People’s Republic of China (D1)	06/20/24	1.000%(Q)	4,500	0.580%	97,325	(8,000)	105,325	Goldman Sachs International
Republic of Argentina (D1)	06/20/24	1.000%(Q)	3,000	*	(1,941,834)	(5,333)	(1,936,501)	Goldman Sachs International
Republic of Chile (D1)	06/20/24	1.000%(Q)	1,500	0.354%	48,366	(2,667)	51,033	Goldman Sachs International
Republic of Colombia (D1)	06/20/24	1.000%(Q)	2,000	0.937%	9,961	(3,556)	13,517	Goldman Sachs International
Republic of Indonesia (D1)	06/20/24	1.000%(Q)	3,500	1.122%	(12,353)	(6,222)	(6,131)	Goldman Sachs International
Republic of Peru (D1)	06/20/24	1.000%(Q)	1,500	0.494%	38,493	(2,667)	41,160	Goldman Sachs International
Republic of Philippines (D1)	06/20/24	1.000%(Q)	1,500	0.610%	30,309	(2,667)	32,976	Goldman Sachs International

See Notes to Financial Statements.

PGIM Strategic Bond Fund	75

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Credit default swap agreements outstanding at August 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*(cont’d.):
Republic of South Africa (D1)	06/20/24	1.000%(Q)	4,000	1.768%	$(130,039)	$(7,111)	$(122,928)	Goldman Sachs International
Republic of Turkey (D1)	06/20/24	1.000%(Q)	6,500	4.241%	(866,276)	(11,556)	(854,720)	Goldman Sachs International
Russian Federation (D1)	06/20/24	1.000%(Q)	4,000	0.978%	12,320	(7,111)	19,431	Goldman Sachs International
State of Qatar (D1)	06/20/24	1.000%(Q)	1,500	0.494%	38,476	(2,667)	41,143	Goldman Sachs International
United Mexican States (D1)	06/20/24	1.000%(Q)	6,500	1.115%	(20,806)	(11,556)	(9,250)	Goldman Sachs International
Federal Republic of Brazil (D2)	06/20/24	1.000%(Q)	2,600	1.335%	(34,359)	(4,911)	(29,448)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D2)	06/20/24	1.000%(Q)	800	0.640%	15,052	(1,511)	16,563	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D2)	06/20/24	1.000%(Q)	600	0.677%	10,254	(1,133)	11,387	Morgan Stanley & Co. International PLC
People’s Republic of China (D2)	06/20/24	1.000%(Q)	1,800	0.580%	38,930	(3,400)	42,330	Morgan Stanley & Co. International PLC
Republic of Argentina (D2)	06/20/24	1.000%(Q)	1,200	*	(776,734)	(2,267)	(774,467)	Morgan Stanley & Co. International PLC
Republic of Chile (D2)	06/20/24	1.000%(Q)	600	0.354%	19,346	(1,133)	20,479	Morgan Stanley & Co. International PLC
Republic of Colombia (D2)	06/20/24	1.000%(Q)	800	0.937%	3,985	(1,511)	5,496	Morgan Stanley & Co. International PLC

See Notes to Financial Statements.

76

Credit default swap agreements outstanding at August 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)*(cont’d.):
Republic of Indonesia (D2)	06/20/24	1.000%(Q)	1,400	1.122%	$(4,941)	$(2,644)	$(2,297)	Morgan Stanley & Co. International PLC
Republic of Peru (D2)	06/20/24	1.000%(Q)	600	0.494%	15,397	(1,133)	16,530	Morgan Stanley & Co. International PLC
Republic of Philippines (D2)	06/20/24	1.000%(Q)	600	0.610%	12,124	(1,133)	13,257	Morgan Stanley & Co. International PLC
Republic of South Africa (D2)	06/20/24	1.000%(Q)	1,600	1.768%	(52,016)	(3,022)	(48,994)	Morgan Stanley & Co. International PLC
Republic of Turkey (D2)	06/20/24	1.000%(Q)	2,600	4.241%	(346,510)	(4,911)	(341,599)	Morgan Stanley & Co. International PLC
Russian Federation (D2)	06/20/24	1.000%(Q)	1,600	0.978%	4,928	(3,022)	7,950	Morgan Stanley & Co. International PLC
State of Qatar (D2)	06/20/24	1.000%(Q)	600	0.494%	15,391	(1,133)	16,524	Morgan Stanley & Co. International PLC
United Mexican States (D2)	06/20/24	1.000%(Q)	2,600	1.115%	(8,322)	(4,911)	(3,411)	Morgan Stanley & Co. International PLC

					$(3,806,167)	$(126,667)	$(3,679,500)

See Notes to Financial Statements.

PGIM Strategic Bond Fund	77

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Credit default swap agreements outstanding at August 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices—Buy Protection(1)*:
CDX.EM.31.V1 (D1)	06/20/24	1.000%(Q)	50,000	$2,492,533	$(6,111)	$2,498,644	Goldman Sachs International
CDX.EM.31.V1 (D2)	06/20/24	1.000%(Q)	20,000	997,013	2,333	994,680	Morgan Stanley & Co. International PLC

				$3,489,546	$(3,778)	$3,493,324

*

The Fund entered into multiple credit default swap agreements in a package trade consisting of two parts. The Fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the Index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate. Individual packages in the tables above are denoted by the corresponding footnotes (D01-D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at August 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^:
Acas CLO Ltd.	09/25/19	0.500%(M)		457	*	$165	$—	$165	Goldman Sachs International
Anchorage Capital CLO Ltd.	09/25/19	0.500%(M)	EUR	1,511	*	659	—	659	Goldman Sachs International
Anchorage Capital CLO Ltd.	09/25/19	1.000%(M)	EUR	639	*	557	—	557	Goldman Sachs International
Ares Management Corp	09/25/19	1.000%(M)	EUR	348	*	303	—	303	Goldman Sachs International
AXA CLO	09/25/19	0.500%(M)	EUR	536	*	234	—	234	Goldman Sachs International
Bain CLO	09/25/19	0.500%(M)		82	*	30	—	30	Goldman Sachs International
Bardin Hill Loan Advisors European Funding	09/25/19	1.000%(M)	EUR	638	*	556	—	556	Goldman Sachs International

See Notes to Financial Statements.

78

Credit default swap agreements outstanding at August 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at August 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Barings CLO	09/25/19	1.000%(M)	EUR	1,112	*	$970	$—	$970	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	09/27/19	1.250%(M)		1,852	*	2,156	—	2,156	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	09/27/19	1.250%(M)		1,059	*	1,224	—	1,224	Goldman Sachs International
Cairn CLO BV	09/25/19	1.000%(M)	EUR	522	*	455	—	455	Goldman Sachs International
Canyon CLO	09/25/19	0.500%(M)		154	*	56	—	56	Goldman Sachs International
Citigroup Commercial Mortgage Trust	09/26/19	1.250%(M)		285	*	316	—	316	Goldman Sachs International
COMM Mortgage Trust	09/26/19	1.250%(M)		952	*	1,056	—	1,056	Goldman Sachs International
COMM Mortgage Trust	09/26/19	1.250%(M)		773	19.740%	858	—	858	Goldman Sachs International
COMM Mortgage Trust	09/26/19	1.250%(M)		705	4.550%	782	—	782	Goldman Sachs International
COMM Mortgage Trust	09/26/19	1.250%(M)		555	*	616	—	616	Goldman Sachs International
COMM Mortgage Trust	09/26/19	1.250%(M)		501	6.940%	556	—	556	Goldman Sachs International
COMM Mortgage Trust	09/26/19	1.250%(M)		346	*	384	—	384	Goldman Sachs International
Commerzbank CLO	09/25/19	1.000%(M)	EUR	531	*	463	—	463	Goldman Sachs International

See Notes to Financial Statements.

PGIM Strategic Bond Fund	79

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Credit default swap agreements outstanding at August 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at August 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Connecticut Avenue Securities	09/27/19	1.250%(M)		4,282	*	$5,047	$—	$5,047	Goldman Sachs International
Crescent CLO	09/25/19	1.000%(M)		409	*	295	—	295	Goldman Sachs International
Crosthwaite Park CLO	09/25/19	1.000%(M)	EUR	1,230	*	1,071	—	1,071	Goldman Sachs International
CSAM CLO	09/25/19	0.500%(M)	EUR	1,119	*	488	—	488	Goldman Sachs International
Equity One Home Equity	09/27/19	1.250%(M)		3,585	*	4,224	—	4,224	Goldman Sachs International
Equity One Home Equity	09/27/19	1.250%(M)		691	*	812	—	812	Goldman Sachs International
Fannie Mae	09/27/19	1.250%(M)		3,335	*	3,932	—	3,932	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	09/27/19	1.250%(M)		1,546	6.500%	1,821	—	1,821	Goldman Sachs International
Freddie Mac	09/27/19	1.250%(M)		1,360	*	1,603	—	1,603	Goldman Sachs International
GMAC Home Equity	09/27/19	1.250%(M)		461	*	544	—	544	Goldman Sachs International
GMAC Home Equity	09/27/19	1.250%(M)		450	*	531	—	531	Goldman Sachs International
GS Mortgage Securities Trust	09/26/19	1.250%(M)		445	*	494	—	494	Goldman Sachs International
GS Mortgage Securities Trust	09/26/19	1.250%(M)		436	6.953%	484	—	484	Goldman Sachs International

See Notes to Financial Statements.

80

Credit default swap agreements outstanding at August 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
GSR Mortgage Loan Trust	09/27/19	1.250%(M)	771	*	$909	$—	$909	Goldman Sachs International
Guggenheim 1828 CLO LLC	09/25/19	1.000%(M)	273	*	197	—	197	Goldman Sachs International
ICG CLO	09/25/19	0.500%(M)	381	*	137	—	137	Goldman Sachs International
ING Investment Management CLO Ltd.	09/25/19	1.000%(M)	376	*	271	—	271	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	09/26/19	1.250%(M)	1,240	8.703%	1,376	—	1,376	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	09/26/19	1.250%(M)	793	*	880	—	880	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	09/26/19	1.250%(M)	456	*	506	—	506	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	09/26/19	1.250%(M)	175	*	194	—	194	Goldman Sachs International
Lehman Home Equity	09/27/19	1.250%(M)	380	*	444	—	444	Goldman Sachs International
Marathon	09/25/19	0.500%(M)	155	*	56	—	56	Goldman Sachs International
Marble Point CLO XV Ltd.	09/25/19	1.000%(M)	581	*	419	—	419	Goldman Sachs International
MJX CLO	09/25/19	1.000%(M)	71	*	51	—	51	Goldman Sachs International
Morgan Stanley BAML Trust	09/26/19	1.250%(M)	525	*	582	—	582	Goldman Sachs International

See Notes to Financial Statements.

PGIM Strategic Bond Fund	81

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Credit default swap agreements outstanding at August 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Morgan Stanley BAML Trust	09/26/19	1.250%(M)	452	*	$502	$—	$502	Goldman Sachs International
Morgan Stanley Capital I Trust	09/26/19	1.250%(M)	840	*	932	—	932	Goldman Sachs International
Morgan Stanley Home Equity	09/27/19	1.250%(M)	442	2.185%	517	—	517	Goldman Sachs International
Och-Ziff CLO	09/25/19	1.000%(M)	489	*	352	—	352	Goldman Sachs International
Palmer Square CLO	09/25/19	0.500%(M)	213	*	77	—	77	Goldman Sachs International
Soundpoint CLO	09/25/19	0.500%(M)	520	*	188	—	188	Goldman Sachs International
Steele Creek	09/25/19	0.500%(M)	436	*	157	—	157	Goldman Sachs International
Steele Creek	09/25/19	1.000%(M)	411	*	297	—	297	Goldman Sachs International
Telos CLO Ltd.	09/25/19	1.000%(M)	186	*	134	—	134	Goldman Sachs International
TPG CLO	09/25/19	0.500%(M)	54	*	19	—	19	Goldman Sachs International
Trimaran CLO	09/25/19	1.000%(M)	296	*	213	—	213	Goldman Sachs International
Trimaran CLO	09/25/19	1.000%(M)	280	*	202	—	202	Goldman Sachs International
Trimaran CLO	09/25/19	1.000%(M)	219	*	158	—	158	Goldman Sachs International

See Notes to Financial Statements.

82

Credit default swap agreements outstanding at August 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities—Sell Protection(2)^ (cont’d.):
Wells Fargo Commercial Mortgage Trust	09/26/19	1.250%(M)	1,494	*	$1,659	$—	$1,659	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	09/26/19	1.250%(M)	279	*	310	—	310	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	09/26/19	1.250%(M)	231	4.670%	256	—	256	Goldman Sachs International
Zais CLO	09/25/19	1.000%(M)	347	*	250	—	250	Goldman Sachs International

					$45,987	$—	$45,987

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	100	$(3,148)	$(2,474)	$(674)	Bank of America, N.A.
Republic of Argentina	06/20/21	5.000%(Q)	1,005	577,676	432,848	144,828	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/21	5.000%(Q)	420	241,417	185,092	56,325	Barclays Bank PLC
Republic of Italy	06/20/23	1.000%(Q)	100	(190)	1,537	(1,727)	Bank of America, N.A.
United Mexican States	06/20/23	1.000%(Q)	35	(217)	220	(437)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	30	(186)	476	(662)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(62)	177	(239)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(62)	163	(225)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(62)	59	(121)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	5	(31)	31	(62)	Citibank, N.A.

				$815,135	$618,129	$197,006

See Notes to Financial Statements.

PGIM Strategic Bond Fund	83

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Credit default swap agreements outstanding at August 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Hellenic Republic	06/20/20	1.000%(Q)	1,000	*	$3,209	$1,070	$2,139	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	100	2.181%	(4,020)	(9,787)	5,767	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	100	2.957%	(10,616)	(18,113)	7,497	Bank of America, N.A.
Husky Energy, Inc.	06/20/20	1.000%(Q)	80	0.233%	664	(3,294)	3,958	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	115	0.677%	1,966	538	1,428	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.328%	2,708	1,515	1,193	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	3.260%	(42,235)	(71,287)	29,052	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	3.260%	(1,920)	(1,662)	(258)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	3.260%	(1,920)	(1,383)	(537)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	3.260%	(768)	(681)	(87)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	3.260%	(768)	(669)	(99)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	3.260%	(768)	(556)	(212)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5	3.260%	(384)	(277)	(107)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	1,005	*	(601,156)	(483,098)	(118,058)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)	420	*	(251,229)	(206,092)	(45,137)	Barclays Bank PLC
Republic of Colombia	12/20/26	1.000%(Q)	75	1.374%	(1,731)	(6,839)	5,108	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	100	1.446%	(1,403)	(5,272)	3,869	Bank of America, N.A.

See Notes to Financial Statements.

84

Credit default swap agreements outstanding at August 31, 2019 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
Republic of Turkey	12/20/19	1.000%(Q)	650	1.993%	$(634)	$(551)	$(83)	BNP Paribas S.A.
Republic of Uruguay	06/20/21	1.000%(Q)	600	1.368%	(2,672)	(9,134)	6,462	Citibank, N.A.

					$(913,677)	$(815,572)	$(98,105)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2019(4)	Value at Trade Date	Value at August 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	89,100	3.409%	$5,397,225	$6,871,413	$1,474,188
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	8,500	0.543%	142,591	196,659	54,068

					$5,539,816	$7,068,072	$1,528,256

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(Q)	5,000	*	$98,017	$86,067	$11,950	Morgan Stanley & Co. International PLC

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Strategic Bond Fund	85

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at August 31, 2019:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
540	3 Month LIBOR(Q)	EUR	500	(2.16)%(A)	JPMorgan Chase Bank, N.A.	03/21/23	$(20,067)	$—	$(20,067)

Interest rate swap agreements outstanding at August 31, 2019:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements:
CNH	8,860	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(36)	$3,154	$3,190
CNH	30,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(96)	9,409	9,505

See Notes to Financial Statements.

86

Interest rate swap agreements outstanding at August 31, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2019	Unrealized Appreciaton (Depreciation)
	Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	2,870	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	$(6,275)	$(21,396)	$(15,121)
EUR	7,170	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(92,446)	(301,081)	(208,635)
EUR	950	05/11/29	0.600%(A)	1 Day EONIA(1)(A)	(33,708)	(118,384)	(84,676)
EUR	2,695	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(262,165)	(765,422)	(503,257)
GBP	835	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(19,112)	(42,691)	(23,579)
GBP	800	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(28,360)	(67,066)	(38,706)
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(6,125)	(21,346)	(15,221)
JPY	557,630	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(6,907)	(6,907)
JPY	245,740	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(2,792)	(2,792)
	23,300	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	7,818	92,508	84,690
	22,260	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(361)	100,743	101,104
	48,000	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	874,471	(120,757)	(995,228)
	2,969	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(3,211)	39,371	42,582
	27,550	05/11/21	1.600%(S)	3 Month LIBOR(1)(Q)	751,583	(96,999)	(848,582)
	15,090	07/27/21	—(3)	—(3)	—	426	426
	1,905	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	(95,627)	(95,627)
	4,055	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	17,464	(164,266)	(181,730)
	590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(44,915)	(44,915)
	840	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(75,684)	(75,684)
	12,379	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(8,484)	(1,244,221)	(1,235,737)
	7,485	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	5,905	(764,259)	(770,164)
	9,423	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	438	(964,557)	(964,995)
	850	08/05/25	2.234%(S)	3 Month LIBOR(1)(Q)	—	(43,878)	(43,878)
	180	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	(9,329)	(9,329)
	2,085	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(116,141)	(116,141)
	23,512	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(238,671)	(1,785,150)	(1,546,479)
	27,550	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(41,068)	(1,829,074)	(1,788,006)
	1,785	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	42	(139,424)	(139,466)
	148,429	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(128,155)	(5,235,459)	(5,107,304)

See Notes to Financial Statements.

PGIM Strategic Bond Fund	87

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Interest rate swap agreements outstanding at August 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
190	11/22/26	2.198%(S)	3 Month LIBOR(1)(Q)	$—	$(12,327)	$(12,327)
261	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,193	(13,423)	(17,616)
1,445	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,367	(82,805)	(84,172)
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(24,561)	(24,561)
525	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(362)	(37,021)	(36,659)
26,306	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(387,168)	(3,353,137)	(2,965,969)
6,657	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(29,314)	(831,601)	(802,287)
785	05/11/32	2.465%(S)	3 Month LIBOR(1)(Q)	3,078	(99,394)	(102,472)
390	05/11/49	2.300%(S)	3 Month LIBOR(1)(Q)	47,898	(74,291)	(122,189)

				$429,140	$(18,359,774)	$(18,788,914)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 1 Month LIBOR plus 10.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$712,126	$(953,947)	$4,343,475	$(4,392,880)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$1,236,092	$18,457,141

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

88

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$814,271	$—
Collateralized Loan Obligations	—	47,474,054	—
Consumer Loans	—	4,688,678	—
Home Equity Loans	—	108,574	—
Other	—	4,974,438	—
Residential Mortgage-Backed Securities	—	9,104,068	2,458,021
Student Loans	—	5,510,124	—
Bank Loans	—	4,158,336	1,549,000
Commercial Mortgage-Backed Securities	—	56,838,683	—
Convertible Bonds	—	813,926	—
Corporate Bonds	—	321,989,895	—
Municipal Bonds	—	1,968,909	—
Residential Mortgage-Backed Securities	—	14,289,296	—
Sovereign Bonds	—	55,904,644	—
U.S. Treasury Obligations	—	159,692,167	—
Common Stocks	276,525	—	155,201
Affiliated Mutual Funds	67,987,424	—	—
Options Purchased	13,625	28,500	—
Options Written	(4,125)	(38,478)	—
Other Financial Instruments*
Futures Contracts	938,709	—	—
OTC Forward Foreign Currency Exchange Contracts	—	899,654	—
OTC Packaged Credit Default Swap Agreements	—	(316,621)	—
Centrally Cleared Credit Default Swap Agreements	—	1,528,256	—
OTC Credit Default Swap Agreements	—	(525)	45,987
OTC Currency Swap Agreement	—	(20,067)	—
Centrally Cleared Interest Rate Swap Agreements	—	(18,788,914)	—

Total	$69,212,158	$671,621,868	$4,208,209

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Strategic Bond Fund	89

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Residential Mortgage-Backed Securities	Bank Loans	Residential Mortgage-Backed Securities
Balance as of 02/28/19	$1,137,449	$581,335	$271,906	$600,000
Realized gain (loss)	—	—	277	—
Change in unrealized appreciation (depreciation)	—	(50,115)	(22,163)	—
Purchases/Exchanges/Issuances	—	2,540,000	1,573,250	—
Sales/Paydowns	—	(31,864)	(274,313)	—
Accrued discount/premium	—	—	43	—
Transfers into of Level 3	—	—	—	—
Transfers out of Level 3	(1,137,449)	(581,335)	—	(600,000)

Balance as of 08/31/19	$—	$2,458,021	$1,549,000	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(50,115)	$(26,742)	$—

	Common Stocks	Options Written	OTC Credit Default Swap Agreements
Balance as of 02/28/19	$94,780	$(4,762)	$63,911
Realized gain (loss)	—	—	39,954
Change in unrealized appreciation (depreciation)	(42,870)	4,762	45,987
Purchases/Exchanges/Issuances	81,797	—	—
Sales/Paydowns	—	—	(103,865)
Accrued discount/premium	—	—	—
Transfers into of Level 3	21,494	—	—
Transfers out of Level 3	—	—	—

Balance as of 08/31/19	$155,201	—	$45,987

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(42,870)	$—	$45,987

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of August 31, 2019	Valuation Technique	Unobservable Inputs
Asset-Backed Securities Residential Mortgage-Backed Securities	$2,458,021	Market Approach	Single Broker Indicative Quote
Common Stocks	133,707	Market Approach	Single Broker Indicative Quote

See Notes to Financial Statements.

90

Level 3 Securities	Fair Value as of August 31, 2019	Valuation Technique	Unobservable Inputs
Common Stocks	$21,494	Stale Pricing	Unadjusted Last Trade Price
Bank Loans	1,549,000	Market Approach	Single Broker Indicative Quote
OTC Credit Default Swap Agreements	45,987	Market Approach	Single Broker Indicative Quote

	$4,208,209

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities—Collateralized Loan Obligations	$1,137,449	L3 to L2	Cost to Evaluated Bid
Asset-Backed Securities—Residential Mortgage-Backed Securities	$581,335	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage—Backed Securities	$600,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Common Stock	$21,494	L1 to L3	Official Close to Stale Pricing

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2019 were as follows:

U.S. Treasury Obligations	21.8%
Affiliated Mutual Funds (5.3% represents investments purchased with collateral from securities on loan)	9.3
Banks	7.8
Commercial Mortgage-Backed Securities	7.8
Sovereign Bonds	7.6
Collateralized Loan Obligations	6.5
Oil & Gas	4.8
Residential Mortgage-Backed Securities	3.5
Chemicals	2.8
Telecommunications	2.7
Electric	2.4
Media	2.3
Commercial Services	1.9
Retail	1.9
Healthcare-Services	1.8
Home Builders	1.7
Entertainment	1.4
Auto Parts & Equipment	1.4
Pharmaceuticals	1.3
Aerospace & Defense	1.2
Foods	1.1%
Student Loans	0.8
Computers	0.8
Real Estate Investment Trusts (REITs)	0.7
Other	0.7
Building Materials	0.7
Consumer Loans	0.6
Diversified Financial Services	0.6
Packaging & Containers	0.5
Agriculture	0.5
Household Products/Wares	0.5
Gas	0.4
Pipelines	0.4
Mining	0.4
Engineering & Construction	0.4
Electrical Components & Equipment	0.3
Auto Manufacturers	0.3
Real Estate	0.3
Software	0.3
Municipal Bonds	0.3
Transportation	0.2
Iron/Steel	0.2

See Notes to Financial Statements.

PGIM Strategic Bond Fund	91

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Industry Classification (continued):
Airlines	0.2%
Lodging	0.2
Distribution/Wholesale	0.1
Semiconductors	0.1
Automobiles	0.1
Investment Companies	0.1
Energy-Alternate Sources	0.1
Water	0.1
Independent Power & Renewable Electricity Producers	0.1
Holding Companies-Diversified	0.0	*
Insurance	0.0	*
Internet	0.0	*
Electric Utilities	0.0	*
Apparel	0.0	*
Advertising	0.0	*%
Home Equity Loans	0.0	*
Biotechnology	0.0	*
Options Purchased	0.0	*
Oil, Gas & Consumable Fuels	0.0	*

	104.0
Options Written	(0.0	)*
Liabilities in excess of other assets	(4.0)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$1,528,256	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	712,126		Premiums received for OTC swap agreements	953,947
Credit contracts	—	—		Options written outstanding, at value	38,478
Credit contracts	Unrealized appreciation on OTC swap agreements	4,343,475		Unrealized depreciation on OTC swap agreements	4,372,813
Equity contracts	Unaffiliated investments	12,125		Options written outstanding, at value	2,625
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	6,236,303		Unrealized depreciation on OTC forward foreign currency exchange contracts	5,336,649

See Notes to Financial Statements.

92

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$1,252,414	*	Due from/to broker—variation margin futures	$313,705	*
Interest rate contracts	Due from/to broker—variation margin swaps	241,497	*	Due from/to broker—variation margin swaps	19,030,411	*
Interest rate contracts	Unaffiliated investments	30,000		Options written outstanding, at value	1,500
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	20,067

		$14,356,196			$30,070,195

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(6,812)	$18,358	$—	$—	$612,526
Equity contracts	6,631	(3,610)	—	—	—
Foreign exchange contracts	—	—	—	966,570	—
Interest rate contracts	(107,999)	65,877	15,012,162	—	475,609

Total	$(108,180)	$80,625	$15,012,162	$966,570	$1,088,135

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$3,437	$46,730	$—	$—	$1,002,914
Equity contracts	(12,009)	5,741	—	—	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund	93

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$—	$1,110,392	$—
Interest rate contracts	(45,784)	37,770	1,532,582	—	(17,420,721)

Total	$(54,356)	$90,241	$1,532,582	$1,110,392	$(16,417,807)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended August 31, 2019, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$38,220	$25,160,908	$283,176,065	$182,139,556	$148,065,962

Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$193,405,258	$94,147	$329,028,948	$29,531,667

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)
$152,899,697	$540,000

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

94

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$37,620,924	$(37,620,924)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$362,985	$(221,902)	$141,083	$—	$141,083
Barclays Bank PLC	2,052,828	(1,320,260)	732,568	(347,683)	384,885
BNP Paribas S.A.	330,422	(241,131)	89,291	—	89,291
Citibank, N.A.	924,074	(1,089,139)	(165,065)	165,065	—
Deutsche Bank AG	—	(10,801)	(10,801)	—	(10,801)
Goldman Sachs International	2,953,198	(3,320,475)	(367,277)	367,277	—
JPMorgan Chase Bank, N.A.	1,340,834	(1,482,967)	(142,133)	142,133	—
Morgan Stanley & Co. International PLC	2,393,701	(2,740,998)	(347,297)	292,340	(54,957)
UBS AG	962,362	(294,281)	668,081	(300,000)	368,081

	$11,320,404	$(10,721,954)	$598,450	$319,132	$917,582

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Strategic Bond Fund	95

Statement of Assets & Liabilities (unaudited)

as of August 31, 2019

Assets
Investments at value, including securities on loan of $37,620,924:
Unaffiliated investments (cost $681,932,236)	$692,810,935
Affiliated investments (cost $67,990,950)	67,987,424
Cash	1,168,030
Foreign currency, at value (cost $3,874,245)	3,845,250
Cash segregated for counterparty—OTC	905,000
Receivable for investments sold	16,387,703
Receivable for Fund shares sold	9,042,059
Dividends and interest receivable	7,664,060
Unrealized appreciation on OTC forward foreign currency exchange contracts	6,236,303
Unrealized appreciation on OTC swap agreements	4,343,475
Deposit with broker for centrally cleared/exchange-traded derivatives	1,236,092
Premiums paid for OTC swap agreements	712,126
Due from broker—variation margin futures	172,784
Prepaid expenses	4,435

Total Assets	812,515,676

Liabilities
Payable to broker for collateral for securities on loan	38,593,704
Payable for investments purchased	24,997,925
Payable for Fund shares reacquired	5,605,618
Unrealized depreciation on OTC forward foreign currency exchange contracts	5,336,649
Unrealized depreciation on OTC swap agreements	4,392,880
Premiums received for OTC swap agreements	953,947
Due to broker—variation margin swaps	346,102
Management fee payable	345,652
Dividends payable	88,899
Options written outstanding, at value (proceeds received $131,954)	42,603
Distribution fee payable	25,786
Affiliated transfer agent fee payable	4,786
Accrued expenses and other liabilities	1,984

Total Liabilities	80,736,535

Net Assets	$731,779,141

Net assets were comprised of:
Shares of beneficial interest, at par	$69,380
Paid-in capital in excess of par	716,078,428
Total distributable earnings (loss)	15,631,333

Net assets, August 31, 2019	$731,779,141

See Notes to Financial Statements.

96

Class A
Net asset value and redemption price per share, ($41,947,871 ÷ 3,975,539 shares of beneficial interest issued and outstanding)	$10.55
Maximum sales charge (3.25% of offering price)	0.35

Maximum offering price to public	$10.90

Class C
Net asset value, offering price and redemption price per share,
($23,054,455 ÷ 2,188,101 shares of beneficial interest issued and outstanding)	$10.54

Class Z
Net asset value, offering price and redemption price per share,
($666,200,687 ÷ 63,162,013 shares of beneficial interest issued and outstanding)	$10.55

Class R6
Net asset value, offering price and redemption price per share,
($576,128 ÷ 54,576 shares of beneficial interest issued and outstanding)	$10.56

See Notes to Financial Statements.

PGIM Strategic Bond Fund	97

Statement of Operations (unaudited)

Six Months Ended August 31, 2019

Net Investment Income (Loss)
Income
Interest income	$9,100,800
Affiliated dividend income	334,099
Income from securities lending, net (including affiliated income of $9,695)	33,656
Unaffiliated dividend income (net of $4,532 foreign withholding tax)	8,679

Total income	9,477,234

Expenses
Management fee	1,348,673
Distribution fee(a)	98,603
Transfer agent’s fees and expenses (including affiliated expense of $11,364)(a)	109,658
Custodian and accounting fees	75,855
Registration fees(a)	43,024
Audit fee	28,789
Shareholders’ reports	23,891
Legal fees and expenses	9,956
Trustees’ fees	6,879
Miscellaneous	7,487

Total expenses	1,752,815
Less: Fee waiver and/or expense reimbursement(a)	(117,318)

Net expenses	1,635,497

Net investment income (loss)	7,841,737

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,022))	4,725,673
Futures transactions	15,012,162
Forward and cross currency contract transactions	966,570
Options written transactions	80,625
Swap agreement transactions	1,088,135
Foreign currency transactions	(50,513)

21,822,652

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,195))	10,382,324
Futures	1,532,582
Forward currency contracts	1,110,392
Options written	90,241
Swap agreements	(16,417,807)
Foreign currencies	3,206

(3,299,062)

Net gain (loss) on investment and foreign currency transactions	18,523,590

Net Increase (Decrease) In Net Assets Resulting From Operations	$26,365,327

See Notes to Financial Statements.

98

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	29,045	69,558	—	—
Transfer agent’s fees and expenses	5,951	3,861	99,772	74
Registration fees	8,766	8,130	19,977	6,151
Fee waiver and/or expense reimbursement	(1,926)	(1,151)	(107,992)	(6,249)

See Notes to Financial Statements.

PGIM Strategic Bond Fund	99

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,841,737	$3,193,474
Net realized gain (loss) on investment and foreign currency transactions	21,822,652	3,007,464
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,299,062)	(2,918,234)

Net increase (decrease) in net assets resulting from operations	26,365,327	3,282,704

Dividends and Distributions
Distributions from distributable earnings
Class A	(506,950)	(249,984)
Class C	(252,474)	(155,598)
Class Z	(8,984,903)	(4,820,722)
Class R6	(6,860)	(1,207)

	(9,751,187)	(5,227,511)

Tax return of capital distributions
Class A	—	(8,107)
Class C	—	(5,046)
Class Z	—	(156,338)
Class R6	—	(39)

	—	(169,530)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	579,818,262	189,213,279
Net asset value of shares issued in reinvestment of dividends and distributions	9,494,217	5,343,529
Cost of shares reacquired	(48,239,149)	(67,203,313)

Net increase (decrease) in net assets from Fund share transactions	541,073,330	127,353,495

Total increase (decrease)	557,687,470	125,239,158

Net Assets:
Beginning of period	174,091,671	48,852,513

End of period	$731,779,141	$174,091,671

See Notes to Financial Statements.

100

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six funds: PGIM Global Dynamic Bond Fund, PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds and PGIM QMA Global Tactical Allocation Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Strategic Bond Fund (the “Fund”).

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Strategic Bond Fund	101

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally

102

classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the

PGIM Strategic Bond Fund	103

Notes to Financial Statements (unaudited) (continued)

sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign

104

currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or

PGIM Strategic Bond Fund	105

Notes to Financial Statements (unaudited) (continued)

paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused

106

by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

PGIM Strategic Bond Fund	107

Notes to Financial Statements (unaudited) (continued)

payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and

108

represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives

Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early

PGIM Strategic Bond Fund	109

Notes to Financial Statements (unaudited) (continued)

and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned

110

securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the

PGIM Strategic Bond Fund	111

Notes to Financial Statements (unaudited) (continued)

ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.65% of the Fund’s average daily net assets up to $2.5 billion, 0.625% of average daily net assets from $2.5 billion to $5 billion and 0.60% of average daily net assets over $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.65% for the reporting period ended August 31, 2019.

The Manager has contractually agreed, through June 30, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class A shares, 1.90% of average daily net assets for Class C

112

shares, 0.73% of average daily net assets for Class Z shares, and 0.70% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived/reimbursed by the Manager may be recouped by the Mananger within the same fiscal year during which such wavier/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended August 31, 2019, PIMS received $149,051 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2019, PIMS received $2,700 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios

PGIM Strategic Bond Fund	113

Notes to Financial Statements (unaudited) (continued)

2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended August 31, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2019, were $437,744,833 and $44,421,434, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended August 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$17,948,739	$296,791,215	$285,419,777	$—	$—	$29,320,177	29,320,177	$334,099

PGIM Institutional Money Market Fund*
2,524,919	60,888,909	24,741,364	(4,195)	(1,022)	38,667,247	38,663,381	9,695	**

$20,473,658	$357,680,124	$310,161,141	$(4,195)	$(1,022)	$67,987,424		$343,794

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

114

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2019 were as follows:

Tax Basis	$749,765,988

Gross Unrealized Appreciation	32,762,816
Gross Unrealized Depreciation	(37,486,569)

Net Unrealized Depreciation	$(4,723,753)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2019 of approximately $486,000 which can be carried forward for an unlimited period. No future capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales of $1 million or more made within 12 months of purchase for purchases prior to July 15, 2019, and a CDSC of 1.00% on sales of $500,000 or more made within 12 months of purchase for purchases on or after July 15, 2019. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

PGIM Strategic Bond Fund	115

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,106 Class R6 shares of the Fund. At reporting period end, five shareholders of record, each holding greater than 5% of the Fund, held 83% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2019:
Shares sold	3,186,412	$33,016,392
Shares issued in reinvestment of dividends and distributions	47,636	497,486
Shares reacquired	(150,628)	(1,568,638)

Net increase (decrease) in shares outstanding before conversion	3,083,420	31,945,240
Shares issued upon conversion from other share class(es)	5,928	61,321
Shares reacquired upon conversion into other share class(es)	(450)	(4,610)

Net increase (decrease) in shares outstanding	3,088,898	$32,001,951

Year ended February 28, 2019:
Shares sold	742,941	$7,540,182
Shares issued in reinvestment of dividends and distributions	25,004	253,825
Shares reacquired	(235,784)	(2,410,488)

Net increase (decrease) in shares outstanding before conversion	532,161	5,383,519
Shares reacquired upon conversion into other share class(es)	(32,630)	(333,336)

Net increase (decrease) in shares outstanding	499,531	$5,050,183

Class C
Six months ended August 31, 2019:
Shares sold	1,446,433	$15,013,039
Shares issued in reinvestment of dividends and distributions	23,706	246,605
Shares reacquired	(63,213)	(653,651)

Net increase (decrease) in shares outstanding before conversion	1,406,926	14,605,993
Shares reacquired upon conversion into other share class(es)	(8,845)	(91,681)

Net increase (decrease) in shares outstanding	1,398,081	$14,514,312

Year ended February 28, 2019:
Shares sold	687,378	$6,967,806
Shares issued in reinvestment of dividends and distributions	15,843	160,244
Shares reacquired	(30,350)	(307,034)

Net increase (decrease) in shares outstanding	672,871	$6,821,016

116

Class Z	Shares	Amount
Six months ended August 31, 2019:
Shares sold	51,195,364	$531,320,565
Shares issued in reinvestment of dividends and distributions	838,397	8,743,266
Shares reacquired	(4,422,467)	(45,967,962)

Net increase (decrease) in shares outstanding before conversion	47,611,294	494,095,869
Shares issued upon conversion from other share class(es)	3,356	34,970

Net increase (decrease) in shares outstanding	47,614,650	$494,130,839

Year ended February 28, 2019:
Shares sold	17,185,380	$174,579,947
Shares issued in reinvestment of dividends and distributions	486,099	4,928,214
Shares reacquired	(6,394,032)	(64,485,666)

Net increase (decrease) in shares outstanding before conversion	11,277,447	115,022,495
Shares issued upon conversion from other share class(es)	32,642	333,336

Net increase (decrease) in shares outstanding	11,310,089	$115,355,831

Class R6
Six months ended August 31, 2019:
Shares sold	45,163	$468,266
Shares issued in reinvestment of dividends and distributions	655	6,860
Shares reacquired	(4,767)	(48,898)

Net increase (decrease) in shares outstanding	41,051	$426,228

Year ended February 28, 2019:
Shares sold	12,393	$125,344
Shares issued in reinvestment of dividends and distributions	123	1,246
Shares reacquired	(12)	(125)

Net increase (decrease) in shares outstanding	12,504	$126,465

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate of 1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Subsequent to the reporting period end, the SCA has been renewed effective October 3, 2019 and will continue to provide a commitment of $900 million through October 1, 2020. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

PGIM Strategic Bond Fund	117

Notes to Financial Statements (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

118

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

PGIM Strategic Bond Fund	119

Notes to Financial Statements (unaudited) (continued)

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

120

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28,			July 9, 2015(a) through February 29,
	2019		2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.10		$10.31	$10.15	$9.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.33	0.33	0.37	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.51		(0.02)	0.25	1.09	(0.66)
Total from investment operations	0.69		0.31	0.58	1.46	(0.45)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.52)	(0.38)	(0.48)	(0.23)
Tax return of capital distributions	-		- (c)	-	-	-
Distributions from net realized gains	-		-	(0.04)	(0.15)	-
Total dividends and distributions	(0.24)		(0.52)	(0.42)	(0.63)	(0.23)
Net asset value, end of period	$10.55		$10.10	$10.31	$10.15	$9.32
Total Return(d):	6.86%		3.13%	5.84%	16.01%	(4.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$41,948		$8,958	$3,989	$410	$19
Average net assets (000)	$23,110		$4,751	$1,491	$116	$11
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.08%	(g)	1.15%	1.15%	1.15%	1.18% (g)
Expenses before waivers and/or expense reimbursement	1.10%	(g)	1.77%	2.11%	1.77%	2.75% (g)
Net investment income (loss)	3.47%	(g)	3.26%	3.24%	3.69%	3.37% (g)
Portfolio turnover rate(h)	81%		81%	74%	62%	38%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund	121

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28,			July 9, 2015(a) through February 29,
	2019		2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.09		$10.29	$10.14	$9.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.26	0.26	0.29	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.51		(0.01)	0.24	1.09	(0.67)
Total from investment operations	0.65		0.25	0.50	1.38	(0.50)
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.45)	(0.31)	(0.40)	(0.19)
Tax return of capital distributions	-		- (c)	-	-	-
Distributions from net realized gains	-		-	(0.04)	(0.15)	-
Total dividends and distributions	(0.20)		(0.45)	(0.35)	(0.55)	(0.19)
Net asset value, end of period	$10.54		$10.09	$10.29	$10.14	$9.31
Total Return(d):	6.34%		2.46%	4.96%	15.13%	(5.04)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,054		$7,971	$1,206	$413	$9
Average net assets (000)	$13,836		$3,161	$852	$157	$13
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.88%	(g)	1.90%	1.90%	1.90%	1.90% (g)
Expenses before waivers and/or expense reimbursement	1.90%	(g)	2.60%	3.05%	2.56%	3.50% (g)
Net investment income (loss)	2.68%	(g)	2.53%	2.55%	2.86%	2.72% (g)
Portfolio turnover rate(h)	81%		81%	74%	62%	38%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

122

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28,			July 9, 2015(a) through February 29,
	2019		2019	2018	2017	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.10		$10.30	$10.15	$9.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.37	0.37	0.40	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.51		(0.01)	0.23	1.09	(0.65)
Total from investment operations	0.71		0.36	0.60	1.49	(0.43)
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.56)	(0.41)	(0.51)	(0.25)
Tax return of capital distributions	-		- (c)	-	-	-
Distributions from net realized gains	-		-	(0.04)	(0.15)	-
Total dividends and distributions	(0.26)		(0.56)	(0.45)	(0.66)	(0.25)
Net asset value, end of period	$10.55		$10.10	$10.30	$10.15	$9.32
Total Return(d):	6.96%		3.60%	6.02%	16.30%	(4.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$666,201		$157,026	$43,647	$29,053	$23,926
Average net assets (000)	$375,486		$81,750	$35,152	$26,535	$24,501
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.73%	(g)	0.78%	0.88%	0.90%	0.90% (g)
Expenses before waivers and/or expense reimbursement	0.79%	(g)	1.09%	1.60%	1.67%	2.50% (g)
Net investment income (loss)	3.84%	(g)	3.62%	3.61%	4.03%	3.59% (g)
Portfolio turnover rate(h)	81%		81%	74%	62%	38%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund	123

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31, 2019		Year Ended February 28, 2019	April 26, 2017(a) through February 28, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.11		$10.30	$10.17
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.39	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.51		(0.01)	0.20
Total from investment operations	0.71		0.38	0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.57)	(0.34)
Tax return of capital distributions	-		- (c)	-
Distributions from net realized gains	-		-	(0.04)
Total dividends and distributions	(0.26)		(0.57)	(0.38)
Net asset value, end of period	$10.56		$10.11	$10.30
Total Return(d):	6.97%		3.75%	5.12%
Ratios/Supplemental Data:
Net assets, end of period (000)	$576		$137	$11
Average net assets (000)	$289		$19	$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.70%	(g)	0.72%	0.87%	(g)
Expenses before waivers and/or expense reimbursement	4.99%	(g)	62.77%	115.14%	(g)
Net investment income (loss)	3.84%	(g)	3.80%	3.54%	(g)
Portfolio turnover rate(h)	81%		81%	74%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

124

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Strategic Bond Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit, and the Fund’s sub-subadvisory agreement with PGIM, Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s

[1]	PGIM Strategic Bond Fund is a series of Prudential Investment Portfolios 3.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM Strategic Bond Fund

Approval of Advisory Agreements (continued)

decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM., which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

Visit our website at pgiminvestments.com

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIM Fixed Income and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2018 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of

PGIM Strategic Bond Fund

Approval of Advisory Agreements (continued)

the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2018. The Board considered that the Fund commenced operations on July 9, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual

Visit our website at pgiminvestments.com

funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-year period, though it underperformed over the one-year period.
•	The Board considered that the Fund commenced investment operations on July 9, 2015 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class A shares, 1.90% for Class C shares, 0.75% for Class R6 shares, and 0.80% for Class Z shares through June 30, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board also noted information provided by PGIM Investments which indicated that because the Fund’s expense cap had not been in effect for the full fiscal year, the

PGIM Strategic Bond Fund

Approval of Advisory Agreements (continued)

Fund’s ranking for net total expenses did not reflect the full impact of the expense cap, and that if the expense cap had been in effect for the full fiscal year, the Fund would have ranked in the second quartile of its Peer Group.
•	The Board also considered information provided by PGIM Investments indicating that the Fund’s net total expense ratio was two basis points from the median of the Peer Group.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Strategic Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM STRATEGIC BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PUCAX	PUCCX	PUCZX	PUCQX
CUSIP	74440K678	74440K660	74440K652	74440K520

MF231E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 18, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	October 18, 2019